UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)

 (Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsTechnical Opportunities Fund

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 96.7%		$807,783,548
(Cost $684,778,769)
Consumer discretionary 9.2%		76,583,755
Hotels, restaurants and leisure 1.3%
Fiesta Restaurant Group, Inc. (I)	79,485	4,017,968
Whitbread PLC	80,599	6,472,043
Household durables 0.4%
Sony Corp.	114,717	3,468,094
Internet and catalog retail 3.6%
Amazon.com, Inc. (I)	25,305	10,673,143
Netflix, Inc. (I)	34,803	19,367,870
Media 2.2%
CyberAgent, Inc.	246,524	11,862,907
IMAX Corp. (I)	176,966	6,611,450
Textiles, apparel and luxury goods 1.7%
ANTA Sports Products, Ltd.	3,221,386	7,083,312
Asics Corp.	273,846	7,026,968
Consumer staples 0.6%		5,116,534
Beverages 0.6%
Monster Beverage Corp. (I)	37,317	5,116,534
Financials 2.8%		23,164,056
Banks 0.6%
Seven Bank, Ltd.	932,813	5,025,873
Capital markets 1.3%
Interactive Brokers Group, Inc., Class A	186,653	6,336,869
Legg Mason, Inc.	80,900	4,259,385
Diversified financial services 0.9%
Japan Exchange Group, Inc.	61,735	1,783,656
London Stock Exchange Group PLC	147,931	5,758,273
Health care 46.2%		385,675,257
Biotechnology 22.4%
Actelion, Ltd. (I)	43,125	5,674,420
Agios Pharmaceuticals, Inc. (I)(L)	102,686	9,482,025
Alnylam Pharmaceuticals, Inc. (I)	95,778	9,756,905
Anacor Pharmaceuticals, Inc. (I)	102,514	5,401,463
Biogen, Inc. (I)	35,773	13,376,598
BioMarin Pharmaceutical, Inc. (I)	130,309	14,601,123
Bluebird Bio, Inc. (I)	20,252	2,697,364
Dyax Corp. (I)	232,499	5,559,051
Esperion Therapeutics, Inc. (I)	24,276	2,309,376
Incyte Corp. (I)	131,768	12,802,579
Isis Pharmaceuticals, Inc. (I)(L)	142,385	8,076,077
MacroGenics, Inc. (I)	144,407	4,131,484
Medivation, Inc. (I)	79,077	9,547,757
Portola Pharmaceuticals, Inc. (I)	168,924	6,028,898
PTC Therapeutics, Inc. (I)	125,345	7,364,019
Puma Biotechnology, Inc. (I)	46,303	8,361,396
Receptos, Inc. (I)	103,500	15,249,690
Regeneron Pharmaceuticals, Inc. (I)	35,007	16,014,302

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Health care (continued)
Biotechnology (continued)
Regulus Therapeutics, Inc. (I)(L)	251,666	$3,158,408
Ultragenyx Pharmaceutical, Inc. (I)	143,560	8,101,091
United Therapeutics Corp. (I)	60,079	9,594,016
Vertex Pharmaceuticals, Inc. (I)	79,040	9,744,051
Health care equipment and supplies 1.2%
Boston Scientific Corp. (I)	323,065	5,757,018
Cantel Medical Corp.	87,738	3,929,785
Health care providers and services 4.4%
HCA Holdings, Inc. (I)	102,630	7,595,646
Health Net, Inc. (I)	137,070	7,216,736
Humana, Inc.	50,602	8,379,691
LifePoint Hospitals, Inc. (I)	74,280	5,562,086
Universal Health Services, Inc., Class B	65,257	7,631,806
Health care technology 0.5%
Omnicell, Inc. (I)	129,413	4,598,044
Life sciences tools and services 2.7%
Illumina, Inc. (I)	121,782	22,438,334
Pharmaceuticals 15.0%
Actavis PLC (I)	75,183	21,266,263
Akorn, Inc. (I)	103,157	4,295,457
Astellas Pharma, Inc.	329,802	5,135,247
Bristol-Myers Squibb Company	193,750	12,347,688
Eisai Company, Ltd.	79,640	5,308,595
Eli Lilly & Company	147,313	10,587,385
Endo International PLC (I)	122,907	10,332,177
Hikma Pharmaceuticals PLC	155,592	4,865,697
Jazz Pharmaceuticals PLC (I)	130,903	23,392,366
Mylan NV (I)	90,639	6,549,574
Ono Pharmaceutical Company, Ltd.	101,178	10,965,583
Santen Pharmaceutical Company, Ltd.	327,975	4,341,434
Tetraphase Pharmaceuticals, Inc. (I)	174,222	6,146,552
Industrials 11.5%		96,281,532
Aerospace and defense 0.4%
Airbus Group NV	51,518	3,570,305
Air freight and logistics 0.8%
FedEx Corp.	38,249	6,485,883
Airlines 7.2%
American Airlines Group, Inc.	225,141	10,870,933
JetBlue Airways Corp. (I)	872,319	17,908,709
Southwest Airlines Company	285,643	11,585,680
Spirit Airlines, Inc. (I)	115,036	7,876,515
United Continental Holdings, Inc. (I)	195,405	11,673,495
Commercial services and supplies 0.3%
China Everbright International, Ltd.	1,551,250	2,892,701
Machinery 0.4%
SMC Corp.	12,239	3,681,759
Road and rail 2.4%
East Japan Railway Company	49,570	4,381,342
J.B. Hunt Transport Services, Inc.	107,655	9,387,516

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

			Shares	Value
Industrials (continued)
Road and rail (continued)
	Knight Transportation, Inc.		206,460	$5,966,694
Information technology 26.4%				220,743,220
Communications equipment 0.8%
	Palo Alto Networks, Inc. (I)		44,175	6,525,531
Electronic equipment, instruments and components 2.3%
	Hamamatsu Photonics KK		178,754	5,213,973
	Hitachi High-Technologies Corp.		69,523	2,014,751
	Hoya Corp.		106,020	4,086,102
	IPG Photonics Corp. (I)		51,441	4,556,644
	Murata Manufacturing Company, Ltd.		22,035	3,105,039
Internet software and services 6.4%
	Facebook, Inc., Class A (I)		294,663	23,210,605
	LinkedIn Corp., Class A (I)		97,365	24,548,637
	Tencent Holdings, Ltd.		300,924	6,210,731
IT services 2.1%
	EPAM Systems, Inc. (I)		153,526	9,934,667
	Global Payments, Inc.		74,312	7,452,007
Semiconductors and semiconductor equipment 2.6%
	Avago Technologies, Ltd.		56,394	6,591,331
	Integrated Device Technology, Inc. (I)		258,943	4,710,173
	Monolithic Power Systems, Inc.		97,716	5,064,620
	NXP Semiconductors NV (I)		52,961	5,090,611
Software 9.5%
	Adobe Systems, Inc. (I)		101,878	7,748,841
	Barracuda Networks, Inc. (I)(L)		167,072	6,771,428
	Fair Isaac Corp.		71,663	6,339,309
	FireEye, Inc. (I)(L)		153,076	6,322,039
	Fortinet, Inc. (I)		243,784	9,200,408
	Manhattan Associates, Inc. (I)		122,649	6,446,431
	Proofpoint, Inc. (I)		153,852	8,304,931
	Qualys, Inc. (I)		183,233	9,073,698
	ServiceNow, Inc. (I)		89,909	6,730,588
	Tableau Software, Inc., Class A (I)		131,402	12,856,372
Technology hardware, storage and peripherals 2.7%
	Apple, Inc.		180,853	22,633,753
Utilities 0.0%				219,194
Independent power and renewable electricity producers 0.0%
	Malakoff Corp. BHD		433,700	219,194
	Yield (%)		Shares	Value
Securities lending collateral 3.3%				$27,471,926
(Cost $27,471,516)
John Hancock Collateral Trust (W)	0.1215(Y	)	2,745,765	27,471,926

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Par value	Value
Short-term investments 1.2%		$10,100,000
(Cost $10,100,000)
Repurchase agreement 1.2%		10,100,000
Bank of America Tri-Party Repurchase Agreement dated 4-30-15 at 0.110% to be repurchased at $10,100,031 on 5-1-15, collateralized by $3,867,000 Federal Home Loan Mortgage Corp. 0.400% due 3-15-16 (valued at $3,871,447, including interest), and by $6,360,000 Federal Home Loan Bank 0.340% - 4.750% due 1-25-16 to 12-16-16 (valued at $6,431,482, including interest)	10,100,000	10,100,000
Total investments (Cost $722,350,285)† 101.2%		$845,355,474
Other assets and liabilities, net (1.2%)		($9,750,614)
Total net assets 100.0%		$835,604,860

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-15. The value of securities on loan amounted to $25,434,237.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $728,227,209. Net unrealized appreciation aggregated $117,128,265, of which $128,048,883 related to appreciated investment securities and $10,920,618 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$76,583,755	$40,670,431	$35,913,324	—
Consumer staples	5,116,534	5,116,534	—	—
Financials	23,164,056	10,596,254	12,567,802	—
Health care	385,675,257	349,384,281	36,290,976	—
Industrials	96,281,532	81,755,425	14,526,107	—
Information technology	220,743,220	200,112,624	20,630,596	—
Utilities	219,194	—	219,194	—
Securities lending collateral	27,471,926	27,471,926	—	—
Short-term investments	10,100,000	—	10,100,000	—
Total investments in securities	$845,355,474	$715,107,475	$130,247,999	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q3	04/15
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		6/15

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsShort Duration Credit Opportunities Fund

As of 4-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 44.6%					$659,435,192
(Cost $653,053,625)
Consumer discretionary 7.1%					104,634,954
Auto components 0.4%
BorgWarner, Inc.	3.375		03-15-25	3,625,000	3,682,942
MPG Holdco I, Inc. (S)	7.375		10-15-22	940,000	1,001,100
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19	420,000	447,300
Schaeffler Holding Finance BV, PIK (S)	6.750		11-15-22	200,000	219,000
The Goodyear Tire & Rubber Company	6.500		03-01-21	750,000	793,500
Automobiles 0.5%
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23	530,000	534,638
Ford Motor Credit Company LLC	4.250		09-20-22	3,500,000	3,722,922
Hyundai Capital America (S)	4.000		06-08-17	3,725,000	3,906,437
Hotels, restaurants and leisure 0.7%
Isle of Capri Casinos, Inc.	5.875		03-15-21	1,560,000	1,610,700
Landry's, Inc. (S)	9.375		05-01-20	1,050,000	1,123,500
Marriott International, Inc.	3.000		03-01-19	3,250,000	3,348,907
MCE Finance, Ltd. (S)	5.000		02-15-21	122,000	116,205
MGM Resorts International	6.625		12-15-21	1,365,000	1,460,550
Pinnacle Entertainment, Inc.	6.375		08-01-21	1,270,000	1,350,963
RHP Hotel Properties LP	5.000		04-15-21	845,000	858,689
Ruby Tuesday, Inc.	7.625		05-15-20	471,000	480,420
Household durables 0.5%
Argos Merger Sub, Inc. (S)	7.125		03-15-23	1,010,000	1,060,500
Lennar Corp.	4.750		11-15-22	230,000	232,588
Newell Rubbermaid, Inc.	4.000		06-15-22	3,400,000	3,540,723
RSI Home Products, Inc. (S)	6.500		03-15-23	990,000	1,032,075
Shea Homes LP (S)	5.875		04-01-23	480,000	493,152
Standard Pacific Corp.	5.875		11-15-24	567,000	588,263
Media 3.6%
21st Century Fox America, Inc.	6.650		11-15-37	2,150,000	2,799,162
Altice SA (S)	7.750		05-15-22	885,000	893,859
AMC Entertainment, Inc.	5.875		02-15-22	823,000	853,863
Cablevision Systems Corp.	5.875		09-15-22	2,085,000	2,210,100
CBS Corp.	4.850		07-01-42	3,650,000	3,675,441
CCO Holdings LLC	5.125		02-15-23	500,000	494,225
CCO Holdings LLC	6.625		01-31-22	695,000	740,175
Cequel Communications Holdings I LLC (S)	5.125		12-15-21	1,410,000	1,412,045
Cinemark USA, Inc.	4.875		06-01-23	255,000	257,856
Cinemark USA, Inc.	5.125		12-15-22	500,000	516,850
Comcast Corp.	4.250		01-15-33	4,970,000	5,156,400
DIRECTV Holdings LLC	6.000		08-15-40	3,100,000	3,457,368
Discovery Communications LLC	3.300		05-15-22	3,750,000	3,751,016
DISH DBS Corp.	5.000		03-15-23	2,525,000	2,411,375
Gannett Company, Inc.	6.375		10-15-23	1,035,000	1,120,388
Gray Television, Inc.	7.500		10-01-20	1,235,000	1,312,188
LIN Television Corp. (S)	5.875		11-15-22	1,240,000	1,277,200
Mediacom Broadband LLC	5.500		04-15-21	130,000	131,950
Mediacom LLC	7.250		02-15-22	925,000	989,750
Nexstar Broadcasting, Inc.	6.875		11-15-20	1,475,000	1,556,435
Numericable Group SA (S)	6.000		05-15-22	630,000	643,781
Numericable Group SA (S)	6.250		05-15-24	350,000	359,629

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Omnicom Group, Inc.	3.625		05-01-22		3,475,000	$3,641,070
Outfront Media Capital LLC	5.250		02-15-22		885,000	915,975
Quebecor Media, Inc.	5.750		01-15-23		1,125,000	1,161,563
Sinclair Television Group, Inc.	6.125		10-01-22		1,345,000	1,418,975
The Interpublic Group of Companies, Inc.	4.000		03-15-22		3,250,000	3,394,544
Time Warner, Inc.	6.100		07-15-40		3,175,000	3,868,430
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		380,000	382,375
Unitymedia KabelBW GmbH (S)	6.125		01-15-25		225,000	234,844
Virgin Media Finance PLC (S)	6.000		10-15-24		905,000	936,109
VTR Finance BV (S)	6.875		01-15-24		703,000	727,394
Multiline retail 0.5%
Family Tree Escrow LLC (S)	5.750		03-01-23		310,000	325,500
JC Penney Company, Inc.	5.650		06-01-20		655,000	578,038
Macy's Retail Holdings, Inc.	3.875		01-15-22		5,125,000	5,437,523
Macy's Retail Holdings, Inc.	6.900		04-01-29		175,000	226,088
The Bon-Ton Department Stores, Inc.	8.000		06-15-21		510,000	425,850
Specialty retail 0.6%
Advance Auto Parts, Inc.	4.500		12-01-23		3,425,000	3,632,236
Outerwall, Inc.	6.000		03-15-19		1,010,000	989,800
Petco Holdings Inc., PIK (S)	8.500		10-15-17		690,000	710,700
The TJX Companies, Inc.	2.750		06-15-21		4,000,000	4,095,788
Textiles, apparel and luxury goods 0.3%
Hot Topic, Inc. (S)	9.250		06-15-21		1,020,000	1,106,700
Levi Strauss & Company (S)	5.000		05-01-25		145,000	144,909
Levi Strauss & Company	6.875		05-01-22		1,040,000	1,137,500
Quiksilver, Inc. (S)	7.875		08-01-18		655,000	599,325
Quiksilver, Inc.	10.000		08-01-20		285,000	192,375
The William Carter Company	5.250		08-15-21		699,000	725,213
Consumer staples 2.7%						39,313,790
Beverages 0.2%
PepsiCo, Inc.	4.250		10-22-44		3,275,000	3,390,064
Food and staples retailing 1.0%
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	575,000	919,068
Boparan Finance PLC	5.500		07-15-21	GBP	1,050,000	1,418,340
CVS Pass-Through Trust	6.036		12-10-28		3,371,761	3,960,511
R&R PLC, PIK	9.250		05-15-18	EUR	850,000	961,581
The Kroger Company	5.150		08-01-43		3,250,000	3,681,707
Walgreens Boots Alliance, Inc.	2.700		11-18-19		3,575,000	3,643,418
Food products 0.7%
Chiquita Brands International, Inc.	7.875		02-01-21		538,000	587,765
Dean Foods Company (S)	6.500		03-15-23		1,025,000	1,055,750
ESAL GmbH (S)	6.250		02-05-23		831,000	826,845
JBS Investments GmbH (S)	7.250		04-03-24		67,000	69,278
Pilgrim's Pride Corp. (S)	5.750		03-15-25		830,000	850,750
Post Holdings, Inc.	7.375		02-15-22		1,290,000	1,339,730
Premier Foods Finance PLC	6.500		03-15-21	GBP	725,000	1,050,275
Smithfield Foods, Inc.	6.625		08-15-22		1,085,000	1,169,088
Tyson Foods, Inc.	3.950		08-15-24		3,525,000	3,677,234

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.3%
Reynolds Group Issuer, Inc.	8.250		02-15-21	1,505,000	$1,600,944
Spectrum Brands, Inc. (S)	6.125		12-15-24	600,000	636,000
Spectrum Brands, Inc.	6.375		11-15-20	656,000	695,360
The Sun Products Corp. (S)	7.750		03-15-21	1,245,000	1,094,044
Personal products 0.1%
Albea Beauty Holdings SA (S)	8.375		11-01-19	760,000	820,800
Tobacco 0.4%
Altria Group, Inc.	2.850		08-09-22	3,700,000	3,682,939
Philip Morris International, Inc.	1.125		08-21-17	2,175,000	2,182,299
Energy 7.7%					113,407,334
Energy equipment and services 0.5%
Hornbeck Offshore Services, Inc.	5.000		03-01-21	550,000	457,875
Hornbeck Offshore Services, Inc.	5.875		04-01-20	310,000	280,550
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19	309,000	294,323
Offshore Group Investment, Ltd.	7.125		04-01-23	1,575,000	1,008,000
Pacific Drilling SA (S)	5.375		06-01-20	510,000	432,225
Parker Drilling Company	6.750		07-15-22	1,220,000	1,030,900
Transocean, Inc.	6.375		12-15-21	3,275,000	2,886,094
Trinidad Drilling, Ltd. (S)	7.875		01-15-19	1,120,000	1,092,000
Oil, gas and consumable fuels 7.2%
Anadarko Petroleum Corp.	6.450		09-15-36	2,925,000	3,613,346
Apache Corp.	4.750		04-15-43	2,200,000	2,232,844
Apache Corp.	5.100		09-01-40	1,575,000	1,650,126
Boardwalk Pipelines LP	3.375		02-01-23	4,100,000	3,765,657
Bonanza Creek Energy, Inc.	5.750		02-01-23	255,000	247,988
Bonanza Creek Energy, Inc.	6.750		04-15-21	1,025,000	1,042,938
Chesapeake Energy Corp.	5.750		03-15-23	1,500,000	1,440,000
Cloud Peak Energy Resources LLC	6.375		03-15-24	1,105,000	906,100
Cloud Peak Energy Resources LLC	8.500		12-15-19	505,000	468,388
CNOOC Finance 2015 USA LLC	3.500		05-05-25	655,000	647,342
Continental Resources, Inc.	3.800		06-01-24	3,800,000	3,652,739
Cosan Luxembourg SA (S)	5.000		03-14-23	637,000	574,893
Denbury Resources, Inc.	5.500		05-01-22	1,170,000	1,108,575
Enterprise Products Operating LLC	2.550		10-15-19	1,800,000	1,830,121
EP Energy LLC	9.375		05-01-20	745,000	797,150
EP PetroEcuador (P)	5.897		09-24-19	2,741,684	2,536,058
EQT Midstream Partners LP	4.000		08-01-24	3,650,000	3,575,073
FTS International, Inc. (S)	6.250		05-01-22	940,000	747,300
Gazprom OAO (S)	4.950		07-19-22	119,000	110,373
Gazprom OAO (S)	6.510		03-07-22	191,000	191,567
Gazprom OAO	9.250		04-23-19	1,151,000	1,277,035
Gazprom OAO (S)	9.250		04-23-19	320,000	355,040
Halcon Resources Corp. (S)	8.625		02-01-20	100,000	104,000
Halcon Resources Corp.	9.750		07-15-20	1,145,000	938,900
Intergas Finance BV	6.375		05-14-17	269,000	277,743
KazMunayGas National Company (S)	4.400		04-30-23	4,045,000	3,832,638
KazMunayGas National Company (S)	4.875		05-07-25	315,000	297,518
KazMunayGas National Company (S)	5.750		04-30-43	186,000	168,590
KazMunayGas National Company	5.750		04-30-43	3,007,000	2,725,542
KazMunayGas National Company (S)	6.000		11-07-44	1,366,000	1,249,890

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
KazMunayGas National Company (S)	6.375		04-09-21	632,000	$668,814
KazMunayGas National Company (S)	7.000		05-05-20	637,000	693,693
KazMunayGas National Company	7.000		05-05-20	521,000	567,369
KazMunayGas National Company (S)	9.125		07-02-18	2,871,000	3,250,001
Kinder Morgan Energy Partners LP	4.700		11-01-42	3,625,000	3,262,275
Kinder Morgan, Inc. (S)	5.625		11-15-23	3,525,000	3,888,710
Laredo Petroleum, Inc.	5.625		01-15-22	365,000	367,281
Laredo Petroleum, Inc.	7.375		05-01-22	400,000	428,000
Linn Energy LLC	6.500		09-15-21	390,000	317,850
Linn Energy LLC	7.750		02-01-21	965,000	829,900
Lukoil International Finance BV (S)	3.416		04-24-18	214,000	201,481
Marathon Petroleum Corp.	6.500		03-01-41	2,900,000	3,544,618
MEG Energy Corp. (S)	6.500		03-15-21	695,000	688,050
Midstates Petroleum Company, Inc.	10.750		10-01-20	650,000	357,500
Oasis Petroleum, Inc.	7.250		02-01-19	1,290,000	1,316,445
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	370,000	261,775
Peabody Energy Corp.	6.250		11-15-21	1,190,000	714,000
Peabody Energy Corp. (S)	10.000		03-15-22	1,000,000	845,000
Pertamina Persero PT	6.000		05-03-42	200,000	200,750
Petrobras Global Finance BV	6.875		01-20-40	205,000	192,866
Petrobras Global Finance BV	7.250		03-17-44	92,000	90,367
Petroleos de Venezuela SA	5.250		04-12-17	3,921,800	2,293,861
Petroleos de Venezuela SA	8.500		11-02-17	10,237,200	7,918,474
Petroleos de Venezuela SA	9.000		11-17-21	2,652,376	1,295,420
Petroleos de Venezuela SA	9.750		05-17-35	1,143,492	554,479
Petroleos Mexicanos (S)	4.250		01-15-25	665,000	668,990
Petroleos Mexicanos (S)	5.625		01-23-46	328,000	328,689
Petronas Capital, Ltd. (S)	3.500		03-18-25	2,528,000	2,575,456
Phillips 66	4.650		11-15-34	3,450,000	3,609,021
Plains All American Pipeline LP	3.600		11-01-24	3,625,000	3,633,435
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875		06-18-19	377,000	380,770
QEP Resources, Inc.	5.375		10-01-22	960,000	972,000
SandRidge Energy, Inc.	7.500		03-15-21	850,000	584,375
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	200,000	218,199
Sinopec Group Overseas Development 2015, Ltd. (S)	3.250		04-28-25	933,000	913,063
Southwestern Energy Company	4.050		01-23-20	1,725,000	1,788,316
Spectra Energy Partners LP	3.500		03-15-25	3,625,000	3,626,218
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	2,026,000	1,964,833
State Oil Company of the Azerbaijan Republic	5.450		02-09-17	200,000	206,980
Tesoro Logistics LP	5.875		10-01-20	274,000	284,960
Tesoro Logistics LP	6.125		10-15-21	600,000	628,500
Venoco, Inc.	8.875		02-15-19	730,000	277,400
Williams Partners LP	4.500		11-15-23	3,750,000	3,902,453
YPF SA (S)	8.500		07-28-25	1,241,000	1,261,663
YPF SA (S)	8.750		04-04-24	690,000	719,808
Zhaikmunai LP (S)	7.125		11-13-19	282,000	265,785
Financials 10.2%					151,594,871
Banks 6.4%
ANZ New Zealand International, Ltd. (S)	1.750		03-29-18	3,475,000	3,487,437
Bank of America Corp.	3.300		01-11-23	6,625,000	6,637,965

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	3.950		04-21-25	2,550,000	$2,514,728
Bank of America Corp.	6.050		05-16-16	3,530,000	3,698,289
BPCE SA (S)	5.700		10-22-23	3,450,000	3,765,975
CIT Group, Inc.	5.000		08-15-22	805,000	826,634
Citigroup, Inc.	1.800		02-05-18	950,000	951,694
Citigroup, Inc.	3.500		05-15-23	7,675,000	7,589,900
Citigroup, Inc.	3.875		03-26-25	2,500,000	2,472,475
Grupo Aval, Ltd. (S)	4.750		09-26-22	30,000	30,075
HBOS PLC (S)	6.750		05-21-18	3,175,000	3,550,031
HSBC Holdings PLC	6.500		09-15-37	2,950,000	3,716,504
ING Bank NV (S)	2.500		10-01-19	3,600,000	3,654,774
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (P)(Q)	6.500		04-16-25	3,325,000	3,308,375
Intesa Sanpaolo SpA	3.125		01-15-16	3,625,000	3,668,272
JPMorgan Chase & Co.	2.250		01-23-20	3,500,000	3,491,226
Mizuho Bank, Ltd. (S)	2.950		10-17-22	3,500,000	3,476,767
Mizuho Bank, Ltd. (S)	3.600		09-25-24	2,475,000	2,544,441
MUFG Americas Holdings Corp.	3.000		02-10-25	3,550,000	3,457,107
PNC Bank NA	2.700		11-01-22	3,000,000	2,970,732
Rabobank Nederland NV	3.950		11-09-22	1,925,000	1,975,302
Royal Bank of Scotland Group PLC	6.100		06-10-23	3,325,000	3,653,985
Santander UK PLC (S)	5.000		11-07-23	3,600,000	3,813,671
Skandinaviska Enskilda Banken AB (S)	2.375		03-25-19	3,725,000	3,787,580
The Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	1.650		02-26-18	5,500,000	5,497,822
The PNC Financial Services Group, Inc.	3.900		04-29-24	4,155,000	4,314,889
Wells Fargo & Company	3.450		02-13-23	5,400,000	5,504,922
Capital markets 0.6%
Morgan Stanley	4.875		11-01-22	3,700,000	4,009,642
Nomura Holdings, Inc.	2.750		03-19-19	3,575,000	3,644,741
TD Ameritrade Holding Corp.	2.950		04-01-22	1,825,000	1,845,785
Consumer finance 1.3%
American Express Company	3.625		12-05-24	3,850,000	3,900,862
Capital One Bank USA NA	3.375		02-15-23	3,125,000	3,142,878
Capital One Financial Corp.	6.750		09-15-17	3,650,000	4,093,117
Discover Bank	4.250		03-13-26	3,800,000	3,923,261
Synchrony Financial	3.750		08-15-21	3,600,000	3,716,953
Diversified financial services 0.0%
CIMPOR Financial Operations BV (S)	5.750		07-17-24	500,000	452,500
Insurance 0.9%
American International Group, Inc.	4.375		01-15-55	3,625,000	3,516,547
Marsh & McLennan Companies, Inc.	3.500		03-10-25	4,050,000	4,151,214
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	2,000,000	2,185,000
Reinsurance Group of America, Inc.	4.700		09-15-23	2,825,000	3,081,510
Real estate investment trusts 1.0%
Corporate Office Properties LP	3.600		05-15-23	3,875,000	3,735,709
DDR Corp.	3.500		01-15-21	3,875,000	4,002,220
Kimco Realty Corp.	4.300		02-01-18	3,450,000	3,702,647
Select Income REIT	4.150		02-01-22	3,550,000	3,582,376

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Real estate management and development 0.0%
Country Garden Holdings Company, Ltd.	7.250		04-04-21	150,000	$154,875
Longfor Properties Company, Ltd.	6.750		01-29-23	200,000	200,962
Thrifts and mortgage finance 0.0%
Provident Funding Associates LP (S)	6.750		06-15-21	200,000	190,500
Health care 2.9%					43,547,680
Biotechnology 0.6%
Amgen, Inc.	3.125		05-01-25	5,200,000	5,123,622
Gilead Sciences, Inc.	4.500		02-01-45	3,300,000	3,475,082
Health care equipment and supplies 0.8%
Air Medical Merger Sub Corp. (S)	6.375		05-15-23	290,000	281,663
Hologic, Inc.	6.250		08-01-20	695,000	720,194
Kinetic Concepts, Inc.	10.500		11-01-18	780,000	839,475
Kinetic Concepts, Inc.	12.500		11-01-19	535,000	583,150
Medtronic, Inc. (S)	3.150		03-15-22	2,825,000	2,919,400
Medtronic, Inc. (S)	4.625		03-15-45	2,400,000	2,584,130
Zimmer Holdings, Inc.	2.700		04-01-20	3,625,000	3,661,645
Health care providers and services 0.9%
Amsurg Corp.	5.625		07-15-22	775,000	786,780
Community Health Systems, Inc.	6.875		02-01-22	780,000	827,775
DaVita HealthCare Partners, Inc.	5.125		07-15-24	1,135,000	1,155,004
HCA, Inc.	4.250		10-15-19	240,000	250,800
HCA, Inc.	5.375		02-01-25	795,000	834,750
HCA, Inc.	7.500		02-15-22	400,000	468,000
HealthSouth Corp.	5.750		11-01-24	1,195,000	1,260,725
Humana, Inc.	4.625		12-01-42	3,500,000	3,560,830
IASIS Healthcare LLC	8.375		05-15-19	1,000,000	1,037,500
LifePoint Health, Inc.	5.500		12-01-21	850,000	893,435
McKesson Corp.	3.796		03-15-24	1,725,000	1,801,775
Tenet Healthcare Corp.	6.000		10-01-20	330,000	352,275
Tenet Healthcare Corp.	8.125		04-01-22	855,000	933,019
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	1.300		02-01-17	3,950,000	3,954,108
Pharmaceuticals 0.3%
Actavis Funding SCS	4.550		03-15-35	1,000,000	1,003,408
Actavis, Inc.	1.875		10-01-17	800,000	802,123
Concordia Healthcare Corp. (S)	7.000		04-15-23	455,000	461,825
Endo Finance LLC (S)	6.000		02-01-25	815,000	834,356
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22	530,000	541,925
Mallinckrodt International Finance SA (S)	5.750		08-01-22	620,000	641,700
VRX Escrow Corp. (S)	5.875		05-15-23	935,000	957,206
Industrials 4.2%					61,698,894
Aerospace and defense 0.5%
Bombardier, Inc. (S)	6.000		10-15-22	760,000	718,200
Bombardier, Inc. (S)	7.500		03-15-25	320,000	317,200
Erickson, Inc.	8.250		05-01-20	504,000	406,980
Northrop Grumman Corp.	1.750		06-01-18	1,350,000	1,354,305
Textron, Inc.	3.650		03-01-21	3,700,000	3,853,509
Air freight and logistics 0.2%
FedEx Corp.	5.100		01-15-44	3,150,000	3,516,610

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Airlines 0.3%
Allegiant Travel Company	5.500		07-15-19		475,000	$489,250
Aviation Capital Group Corp. (S)	6.750		04-06-21		2,925,000	3,398,359
Building products 0.3%
Cleaver-Brooks, Inc. (S)	8.750		12-15-19		520,000	527,800
Griffon Corp.	5.250		03-01-22		1,280,000	1,292,800
Masonite International Corp. (S)	5.625		03-15-23		485,000	506,825
NCI Building Systems, Inc. (S)	8.250		01-15-23		490,000	519,400
Owens Corning	7.000		12-01-36		1,600,000	1,911,621
Commercial services and supplies 0.6%
ACCO Brands Corp.	6.750		04-30-20		1,291,000	1,358,778
Clean Harbors, Inc.	5.250		08-01-20		460,000	473,800
Pitney Bowes, Inc.	4.625		03-15-24		3,900,000	4,035,669
Republic Services Inc	3.200		03-15-25		3,600,000	3,596,710
Construction and engineering 0.2%
AECOM (S)	5.750		10-15-22		855,000	884,925
MasTec, Inc.	4.875		03-15-23		1,625,000	1,535,625
Electrical equipment 0.4%
ABB Finance USA, Inc.	2.875		05-08-22		3,600,000	3,646,757
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		625,000	625,000
CeramTec Group GmbH	8.250		08-15-21	EUR	800,000	988,180
EnerSys (S)	5.000		04-30-23		595,000	602,438
Industrial conglomerates 0.0%
CITIC, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875		04-15-16		100,000	104,500
CITIC, Ltd. (8.625% to 11-22-18, then 5 year CMT + 7.816%) (Q)	8.625		11-22-18		200,000	231,000
Machinery 0.1%
Trinseo Materials Operating SCA	8.750		02-01-19		243,000	256,671
Xerium Technologies, Inc.	8.875		06-15-18		550,000	570,625
Road and rail 1.0%
Burlington Northern Santa Fe LLC	4.400		03-15-42		3,615,000	3,780,874
ERAC USA Finance LLC (S)	3.850		11-15-24		3,775,000	3,903,037
Penske Truck Leasing Company LP (S)	3.375		02-01-22		3,725,000	3,704,427
Ryder System, Inc.	2.450		09-03-19		1,900,000	1,916,359
Ryder System, Inc.	2.550		06-01-19		2,000,000	2,022,308
Trading companies and distributors 0.6%
Air Lease Corp.	3.875		04-01-21		3,650,000	3,768,625
Aircastle, Ltd.	5.500		02-15-22		675,000	720,563
GATX Corp.	2.500		03-15-19		3,700,000	3,695,064
WESCO Distribution, Inc.	5.375		12-15-21		455,000	464,100
Information technology 1.0%						15,581,006
Communications equipment 0.1%
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		820,000	884,575
Electronic equipment, instruments and components 0.2%
Ingram Micro, Inc.	4.950		12-15-24		3,575,000	3,710,485
Internet software and services 0.2%
Tencent Holdings, Ltd. (S)	2.875		02-11-20		3,525,000	3,546,665
Software 0.1%
First Data Corp.	12.625		01-15-21		450,000	531,225
Nuance Communications, Inc. (S)	5.375		08-15-20		500,000	505,000

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	3.850		05-04-43		5,375,000	$5,193,368
NCR Corp.	5.000		07-15-22		1,225,000	1,209,688
Materials 3.4%						50,186,882
Building materials 0.1%
Building Materials Corp. of America (S)	5.375		11-15-24		790,000	809,750
Chemicals 1.6%
Chemtura Corp.	5.750		07-15-21		2,015,000	2,083,006
Eastman Chemical Company	4.650		10-15-44		3,500,000	3,571,288
INEOS Group Holdings SA (S)	5.875		02-15-19		1,165,000	1,179,563
LyondellBasell Industries NV	6.000		11-15-21		3,300,000	3,880,094
OCP SA (S)	5.625		04-25-24		285,000	304,295
Platform Specialty Products Corp. (S)	6.500		02-01-22		885,000	924,825
Rayonier AM Products, Inc. (S)	5.500		06-01-24		1,285,000	1,130,800
Sinochem Offshore Capital Company, Ltd. (S)	3.250		04-29-19		1,288,000	1,317,250
Sinochem Overseas Capital Company, Ltd.	4.500		11-12-20		236,000	254,309
Sinochem Overseas Capital Company, Ltd. (S)	4.500		11-12-20		3,230,000	3,480,583
SPCM SA (S)	6.000		01-15-22		1,015,000	1,065,750
The Mosaic Company	4.250		11-15-23		3,350,000	3,558,869
Trinseo Materials Operating SCA (S)	6.375		05-01-22	EUR	325,000	368,575
Trinseo Materials Operating SCA (S)	6.750		05-01-22		775,000	784,203
Construction materials 0.1%
Cemex Finance LLC (S)	6.000		04-01-24		65,000	66,664
Cemex Finance LLC (S)	9.375		10-12-22		369,000	420,107
Cemex SAB de CV (S)	5.700		01-11-25		124,000	124,273
Cemex SAB de CV (S)	6.125		05-05-25		292,000	299,650
Cemex SAB de CV (S)	9.500		06-15-18		200,000	222,000
Containers and packaging 0.2%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		483,591	516,233
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		355,000	362,100
Cascades, Inc. (S)	5.500		07-15-22		890,000	901,125
Packaging Corp. of America	3.900		06-15-22		1,400,000	1,445,074
Packaging Corp. of America	4.500		11-01-23		350,000	374,086
Metals and mining 1.2%
ABJA Investment Company Pte, Ltd.	5.950		07-31-24		380,000	393,702
Alcoa, Inc.	5.125		10-01-24		435,000	469,080
ArcelorMittal	7.000		02-25-22		1,130,000	1,227,463
ArcelorMittal	7.750		10-15-39		690,000	712,425
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22		1,692,000	1,669,214
Corporacion Nacional del Cobre de Chile (S)	4.250		07-17-42		200,000	189,397
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23		2,513,000	2,708,775
Corporacion Nacional del Cobre de Chile (S)	4.875		11-04-44		1,045,000	1,092,359
Corporacion Nacional del Cobre de Chile	6.150		10-24-36		1,736,000	2,099,801
Gerdau Trade, Inc. (S)	5.750		01-30-21		46,000	47,955
GTL Trade Finance, Inc. (S)	5.893		04-29-24		553,000	559,913
Newmont Mining Corp.	6.250		10-01-39		3,450,000	3,452,774
Signode Industrial Group Lux SA (S)	6.375		05-01-22		705,000	705,000
Vale Overseas, Ltd.	4.375		01-11-22		1,900,000	1,834,754
Vedanta Resources PLC (S)	6.000		01-31-19		319,000	303,050
Vedanta Resources PLC (S)	8.250		06-07-21		238,000	236,810

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Paper and forest products 0.2%
Louisiana-Pacific Corp.	7.500		06-01-20		600,000	$639,000
Mercer International, Inc.	7.750		12-01-22		985,000	1,051,488
Norbord, Inc. (S)	5.375		12-01-20		1,370,000	1,349,450
Telecommunication services 2.5%						37,139,201
Diversified telecommunication services 2.0%
AT&T, Inc.	2.450		06-30-20		1,850,000	1,849,406
AT&T, Inc.	4.500		05-15-35		1,825,000	1,786,527
CenturyLink, Inc.	5.800		03-15-22		460,000	477,250
CenturyLink, Inc.	7.650		03-15-42		885,000	889,425
Cincinnati Bell, Inc.	8.375		10-15-20		460,000	488,750
Cogent Communications Group, Inc. (S)	5.375		03-01-22		385,000	385,963
CyrusOne LP	6.375		11-15-22		765,000	806,119
Frontier Communications Corp.	6.250		09-15-21		880,000	873,400
Frontier Communications Corp.	9.000		08-15-31		1,224,000	1,288,260
GCI, Inc. (S)	6.875		04-15-25		390,000	399,750
Level 3 Communications, Inc.	5.750		12-01-22		325,000	331,500
Level 3 Financing, Inc.	5.375		08-15-22		1,250,000	1,276,563
T-Mobile USA, Inc.	6.500		01-15-24		300,000	313,125
T-Mobile USA, Inc.	6.731		04-28-22		2,090,000	2,202,338
Telecom Italia SpA (S)	5.303		05-30-24		835,000	878,838
Telefonica Emisiones SAU	5.134		04-27-20		3,200,000	3,586,454
UPC Holding BV	6.375		09-15-22	EUR	750,000	909,374
Verizon Communications, Inc.	5.150		09-15-23		4,850,000	5,475,970
Verizon Communications, Inc.	6.400		09-15-33		2,800,000	3,395,400
Wind Acquisition Finance SA (S)	4.750		07-15-20		44,000	44,000
Windstream Corp.	7.500		04-01-23		1,460,000	1,383,350
Internet software and services 0.0%
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		685,000	696,131
Wireless telecommunication services 0.5%
Digicel Group, Ltd. (S)	7.125		04-01-22		861,000	815,259
Rogers Communications, Inc.	5.450		10-01-43		3,175,000	3,611,359
Sprint Capital Corp.	8.750		03-15-32		2,085,000	2,137,125
Vimpel Communications (S)	7.748		02-02-21		179,000	180,160
VimpelCom Holdings BV (S)	5.200		02-13-19		110,000	102,685
VimpelCom Holdings BV (S)	5.950		02-13-23		95,000	86,450
VimpelCom Holdings BV (S)	7.504		03-01-22		473,000	468,270
Utilities 2.9%						42,330,580
Electric utilities 1.5%
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		4,037,000	4,209,380
Georgia Power Company	4.300		03-15-42		5,550,000	5,885,786
NextEra Energy Capital Holdings, Inc.	2.700		09-15-19		3,600,000	3,676,054
Oncor Electric Delivery Company LLC	2.150		06-01-19		3,600,000	3,628,051
PacifiCorp	2.950		02-01-22		3,950,000	4,051,788
RJS Power Holdings LLC (S)	5.125		07-15-19		805,000	792,925
Independent power and renewable electricity producers 0.8%
Calpine Corp.	5.750		01-15-25		1,105,000	1,110,580
Dynegy, Inc. (S)	6.750		11-01-19		1,190,000	1,243,550
Dynegy, Inc. (S)	7.625		11-01-24		545,000	585,875
Exelon Generation Company LLC	5.600		06-15-42		3,675,000	4,106,243

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
GenOn Energy, Inc.	9.500	10-15-18	2,160,000	$2,241,000
NRG Energy, Inc.	6.250	07-15-22	1,590,000	1,655,588
Multi-utilities 0.6%
Dominion Gas Holdings LLC	4.800	11-01-43	5,275,000	5,739,997
DTE Energy Company	3.850	12-01-23	3,200,000	3,403,763
U.S. Government and Agency obligations 0.7%	$10,609,652
(Cost $10,569,109)
U.S. Government Agency 0.7%	10,609,652
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (P)	2.294	01-01-37	311,009	333,411
Federal National Mortgage Association
10 Yr Pass Thru	5.000	01-01-16	82,511	83,374
10 Yr Pass Thru	5.000	01-01-19	2,328	2,467
15 Yr Pass Thru	2.500	05-18-30	400,000	410,125
15 Yr Pass Thru	3.000	05-18-30	200,000	209,297
30 Yr Pass Thru (P)	2.131	04-01-37	1,342,749	1,428,485
30 Yr Pass Thru (P)	2.267	11-01-35	318,114	338,891
30 Yr Pass Thru (P)	2.335	10-01-38	498,720	534,644
30 Yr Pass Thru (P)	2.466	01-01-37	167,630	179,704
30 Yr Pass Thru	3.000	05-13-45	725,000	738,027
30 Yr Pass Thru	3.500	05-13-45	925,000	969,516
30 Yr Pass Thru	4.000	05-13-45	800,000	855,250
30 Yr Pass Thru	4.500	05-13-45	1,075,000	1,169,932
30 Yr Pass Thru	5.000	05-13-45	850,000	946,555
30 Yr Pass Thru	5.500	05-13-45	600,000	679,222
Government National Mortgage Association
30 Yr Pass Thru	3.500	05-20-45	675,000	711,743
30 Yr Pass Thru	4.000	05-20-45	500,000	540,313
30 Yr Pass Thru	4.500	05-20-45	300,000	330,750
30 Yr Pass Thru	6.000	08-15-35	129,146	147,946
Foreign government obligations 9.7%	$142,689,271
(Cost $143,188,611)
Angola 0.0%	665,395
Republic of Angola Bond	7.000	08-16-19	645,000	665,395
Argentina 0.4%	5,186,399
Republic of Argentina
Bond (H)	5.870	03-31-23	EUR	760,000	393,298
Bond (H)	6.000	03-31-23	611,000	665,990
Bond	7.000	04-17-17	4,308,049	4,127,111
Azerbaijan 0.1%	872,573
Republic of Azerbaijan Bond (S)	4.750	03-18-24	837,000	872,573
Brazil 0.7%	10,233,231
Brazil Minas SPE
Bond	5.333	02-15-28	694,000	680,120
Bond	5.333	02-15-28	575,000	563,500
Federative Republic of Brazil
Bond	4.250	01-07-25	1,462,000	1,442,156

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Brazil (continued)
Bond	5.000		01-27-45		7,170,000	$6,721,875
Bond	7.125		01-20-37		584,000	708,100
Bond	8.250		01-20-34		89,000	117,480
Colombia 0.9%						13,058,669
Bogota Distrito Capital
Note	9.750		07-26-28	COP	955,000,000	482,275
Note	9.750		07-26-28	COP	400,000,000	202,000
Republic of Colombia
Bond	2.625		03-15-23		838,000	787,720
Bond	4.000		02-26-24		1,036,000	1,064,490
Bond	4.375		07-12-21		1,548,000	1,642,428
Bond	4.375		03-21-23	COP	1,605,000,000	626,637
Bond	5.000		06-15-45		928,000	937,280
Bond	5.625		02-26-44		593,000	653,783
Bond	7.375		09-18-37		1,320,000	1,758,900
Bond	7.750		04-14-21	COP	4,559,000,000	2,151,266
Bond	8.125		05-21-24		476,000	631,295
Bond	9.850		06-28-27	COP	1,702,000,000	936,743
Bond	10.375		01-28-33		278,000	436,460
Bond	11.750		02-25-20		541,000	747,392
Costa Rica 0.4%						5,234,220
Republic of Costa Rica
Bond	4.250		01-26-23		3,531,000	3,354,450
Bond (S)	4.375		04-30-25		775,000	720,750
Bond (S)	7.000		04-04-44		1,128,000	1,159,020
Croatia 0.2%						2,548,553
Republic of Croatia
Bond	6.000		01-26-24		450,000	492,390
Bond	6.375		03-24-21		1,200,000	1,323,000
Bond (S)	6.375		03-24-21		665,000	733,163
Dominican Republic 0.6%						8,510,227
Government of Dominican Republic
Bond (S)	5.875		04-18-24		608,000	644,480
Bond	6.600		01-28-24		814,000	891,330
Bond (S)	6.850		01-27-45		873,000	912,285
Bond (S)	7.450		04-30-44		329,000	370,125
Bond	7.500		05-06-21		5,040,000	5,670,000
Bond	9.040		01-23-18		20,329	22,007
El Salvador 0.2%						3,497,236
Republic of El Salvador
Bond (S)	5.875		01-30-25		1,008,000	1,001,700
Bond	5.875		01-30-25		216,000	214,650
Bond (S)	6.375		01-18-27		441,000	448,718
Bond (S)	7.375		12-01-19		180,000	197,100
Bond	7.650		06-15-35		1,347,000	1,417,718
Bond	8.250		04-10-32		189,000	217,350
Ethiopia 0.0%						557,390
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		556,000	557,390

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Gabon 0.1%						$1,121,866
Republic of Gabon
Bond (S)	6.375		12-12-24		824,000	831,828
Bond	8.200		12-12-17		271,000	290,038
Ghana 0.1%						1,110,822
Republic of Ghana
Bond (S)	7.875		08-07-23		666,000	642,810
Bond (S)	8.125		01-18-26		236,000	228,349
Bond	8.500		10-04-17		231,000	239,663
Honduras 0.1%						772,920
Republic of Honduras Bond	8.750		12-16-20		678,000	772,920
Hungary 0.1%						2,139,871
Republic of Hungary
Bond	5.000		03-30-16	GBP	37,000	58,488
Bond	5.375		03-25-24		72,000	80,899
Bond	5.750		11-22-23		1,080,000	1,241,190
Bond	6.250		01-29-20		664,000	759,294
Indonesia 0.7%						10,921,725
Republic of Indonesia
Bond (S)	3.375		04-15-23		648,000	634,230
Bond	4.875		05-05-21		2,300,000	2,507,000
Bond	5.375		10-17-23		3,527,000	3,937,014
Bond	5.625		05-15-23	IDR	3,564,000,000	241,266
Bond	7.000		05-15-22	IDR	310,000,000	23,018
Bond	7.750		01-17-38		598,000	815,523
Bond	7.875		04-15-19	IDR	3,290,000,000	256,093
Bond	8.375		03-15-24	IDR	16,954,000,000	1,363,514
Bond	8.500		10-12-35		420,000	606,900
Bond	9.000		03-15-29	IDR	2,500,000,000	210,704
Bond (S)	11.625		03-04-19		245,000	326,463
Iraq 0.2%						2,474,513
Republic of Iraq Bond	5.800		01-15-28		2,869,000	2,474,513
Ivory Coast 0.3%						5,076,550
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		314,000	300,445
Bond	5.750		12-31-32		3,165,000	3,025,740
Bond (S)	6.375		03-03-28		1,746,000	1,750,365
Jamaica 0.2%						2,149,720
Government of Jamaica Bond	7.625		07-09-25		1,928,000	2,149,720
Kazakhstan 0.1%						1,166,793
Republic of Kazakhstan
Bond (S)	3.875		10-14-24		526,000	508,905
Bond (S)	4.875		10-14-44		708,000	657,888
Kenya 0.1%						1,701,546
Republic of Kenya
Bond (S)	5.875		06-24-19		1,080,000	1,117,076
Bond	6.875		06-24-24		339,000	357,645

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Kenya (continued)
Bond (S)	6.875		06-24-24		215,000	$226,825
Mexico 1.0%						14,095,737
Government of Mexico
Bond	4.000		10-02-23		614,000	645,314
Bond	4.600		01-23-46		2,673,000	2,662,976
Bond	4.750		03-08-44		2,532,000	2,599,731
Bond	5.550		01-21-45		1,996,000	2,280,430
Bond	6.050		01-11-40		1,507,000	1,825,354
Bond	6.250		06-16-16	MXN	27,209,000	1,823,613
Bond	10.000		12-05-24	MXN	24,500,000	2,068,212
Bond	10.000		12-05-24	MXN	2,252,000	190,107
Morocco 0.0%						485,969
Kingdom of Morocco Bond (S)	4.250		12-11-22		474,000	485,969
Mozambique 0.0%						460,939
Republic of Mozambique Bond	6.305		09-11-20		473,000	460,939
Nigeria 0.1%						1,496,762
Federal Republic of Nigeria
Bond (S)	6.375		07-12-23		232,000	244,064
Bond	6.375		07-12-23		669,000	703,788
Bond	6.750		01-28-21		513,000	548,910
Panama 0.3%						4,819,124
Republic of Panama
Bond	4.875		02-05-21		2,000,000	2,139,800
Bond	6.700		01-26-36		231,000	298,568
Bond	9.375		04-01-29		1,565,000	2,380,756
Paraguay 0.1%						1,855,594
Republic of Paraguay
Bond	4.625		01-25-23		399,000	409,474
Bond (S)	6.100		08-11-44		1,339,000	1,446,120
Peru 0.2%						2,860,008
Republic of Peru Bond	8.750		11-21-33		1,813,000	2,860,008
Philippines 0.1%						1,485,694
Republic of Philippines Bond	9.500		02-02-30		885,000	1,485,694
Poland 0.0%						20,673
Republic of Poland Bond	4.000		01-22-24		19,000	20,673
Russia 0.7%						9,716,740
Government of Russia
Bond	3.500		01-16-19		200,000	195,900
Bond	4.500		04-04-22		200,000	194,464
Bond	4.875		09-16-23		2,000,000	1,960,000
Bond	5.000		04-29-20		2,000,000	2,035,000
Bond	5.625		04-04-42		2,800,000	2,701,328
Bond	7.050		01-19-28	RUB	101,853,000	1,512,866
Bond	8.150		02-03-27	RUB	14,000,000	232,382

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Russia (continued)
Bond	12.750		06-24-28		560,000	$884,800
Serbia 0.1%						1,524,150
Republic of Serbia
Bond	4.875		02-25-20		355,000	363,875
Bond	5.875		12-03-18		1,058,000	1,116,507
Bond	7.250		09-28-21		38,000	43,768
Slovakia 0.0%						565,422
Republic of Slovakia Bond (S)	4.375		05-21-22		503,000	565,422
South Africa 0.3%						4,953,407
Republic of South Africa Bond	5.875		09-16-25		4,347,000	4,953,407
Sri Lanka 0.1%						1,281,330
Government of Sri Lanka Bond (S)	6.250		10-04-20		1,238,000	1,281,330
Trinidad And Tobago 0.1%						994,208
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24		927,000	994,208
Turkey 0.7%						10,014,187
Republic of Turkey
Bond	3.250		03-23-23		830,000	780,906
Bond	5.125		03-25-22		226,000	239,278
Bond	6.000		01-14-41		202,000	224,321
Bond	6.625		02-17-45		6,969,000	8,432,490
Bond	6.875		03-17-36		277,000	337,192
Ukraine 0.0%						215,628
Republic of Ukraine Bond	4.950		10-13-15	EUR	381,000	215,628
Uruguay 0.2%						3,231,226
Republic of Uruguay
Bond	4.500		08-14-24		321,601	345,721
Bond	5.100		06-18-50		2,833,763	2,885,505
Venezuela 0.2%						3,612,254
Republic of Venezuela
Bond	5.750		02-26-16		3,046,500	2,597,141
Bond	7.000		12-01-18		481,000	239,298
Bond	7.750		10-13-19		222,000	103,230
Bond	11.750		10-21-26		413,200	210,732
Bond	11.950		08-05-31		463,000	234,973
Bond	13.625		08-15-18		320,000	226,880
Capital preferred securities 0.3%						$4,213,678
(Cost $4,018,035)
Financials 0.3%						4,213,678
Capital markets 0.3%
Goldman Sachs Capital I	6.345		02-15-34		3,500,000	4,213,678

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 1.4%					$21,116,048
(Cost $23,458,053)
Consumer discretionary 0.2%					2,870,195
Household durables 0.2%
Jarden Corp.	1.125		03-15-34	1,452,000	1,678,875
The Ryland Group, Inc.	0.250		06-01-19	1,264,000	1,191,320
Energy 0.5%					6,703,406
Energy equipment and services 0.2%
Hornbeck Offshore Services, Inc.	1.500		09-01-19	3,236,000	2,720,263
Oil, gas and consumable fuels 0.3%
Cobalt International Energy, Inc.	2.625		12-01-19	500,000	383,750
Energy XXI, Ltd.	3.000		12-15-18	3,734,000	1,386,248
Stone Energy Corp.	1.750		03-01-17	2,367,000	2,213,145
Industrials 0.0%					602,739
Machinery 0.0%
The Greenbrier Companies, Inc.	3.500		04-01-18	399,000	602,739
Information technology 0.5%					7,615,104
Communications equipment 0.0%
Brocade Communications Systems, Inc. (S)	1.375		01-01-20	500,000	517,813
Internet software and services 0.0%
Homeaway, Inc.	0.125		04-01-19	556,000	524,030
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	2.950		12-15-35	897,000	1,142,554
Microchip Technology, Inc. (S)	1.625		02-15-25	250,000	255,625
Software 0.2%
NetSuite, Inc.	0.250		06-01-18	900,000	960,188
Nuance Communications, Inc.	2.750		11-01-31	1,675,000	1,669,766
Technology hardware, storage and peripherals 0.2%
SanDisk Corp.	0.500		10-15-20	2,474,000	2,545,128
Materials 0.2%					3,324,604
Metals and mining 0.2%
RTI International Metals, Inc.	1.625		10-15-19	494,000	585,390
RTI International Metals, Inc.	3.000		12-01-15	2,443,000	2,739,214
Term loans (M) 20.7%					$306,367,873
(Cost $310,614,443)
Consumer discretionary 6.7%					98,657,788
Auto components 0.6%
Allison Transmission, Inc.	3.500		08-23-19	3,555,735	3,575,736
INA Beteiligungsgesellschaft MBH	4.250		05-15-20	1,575,000	1,586,800
The Goodyear Tire & Rubber Company	4.750		04-30-19	1,958,333	1,978,733
Visteon Corp.	3.500		04-09-21	1,728,219	1,726,058
Automobiles 0.2%
FCA US LLC	3.250		12-31-18	3,221,398	3,222,741
Diversified consumer services 0.1%
The ServiceMaster Company LLC	4.250		07-01-21	1,241,070	1,243,655
Hotels, restaurants and leisure 1.3%
CityCenter Holdings LLC	4.250		10-16-20	2,589,735	2,605,382
Four Seasons Holdings, Inc.	3.500		06-27-20	2,198,400	2,203,896

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Worldwide Finance LLC	3.500			10-26-20	2,752,354	$2,761,223
La Quinta Intermediate Holdings LLC	4.000			04-14-21	4,637,386	4,650,431
Landry's, Inc.	4.000			04-24-18	1,565,038	1,570,907
Restaurant Brands International, Inc.	4.500			12-12-21	2,944,767	2,977,369
Scientific Games International, Inc.	6.000			10-18-20	2,871,650	2,899,169
Household durables 0.6%
Alliance Laundry Systems LLC	4.250			12-10-18	2,860,413	2,868,757
Libbey Glass, Inc.	3.750			04-09-21	2,163,650	2,166,355
Norcraft Companies LP	5.250			12-13-20	2,987,828	2,987,828
Leisure products 0.2%
Performance Sports Group, Ltd.	4.000			04-15-21	2,294,791	2,295,748
Media 2.7%
AMC Entertainment, Inc.	3.500			04-30-20	1,446,272	1,449,150
Atlantic Broadband Penn LLC	3.250			11-30-19	2,306,604	2,301,415
Creative Artists Agency LLC	5.500			12-17-21	1,891,663	1,905,850
Cumulus Media Holdings, Inc.	4.250			12-23-20	2,905,725	2,856,327
Delta 2 Lux Sarl	4.750			07-30-21	2,515,000	2,518,144
Hubbard Broadcasting, Inc.	4.500			04-29-19	3,125,804	3,127,757
MGOC, Inc.	4.250			07-31-20	5,431,428	5,468,090
Mission Broadcasting, Inc.	3.750			10-01-20	1,496,752	1,497,687
Nexstar Broadcasting, Inc.	3.750			10-01-20	1,696,878	1,697,938
Numericable US LLC	4.500			05-21-20	3,529,155	3,541,507
Tribune Media Company	4.000			12-27-20	5,786,430	5,808,129
Univision Communications, Inc.	4.000			03-01-20	5,401,521	5,401,521
Virgin Media Investment Holdings, Ltd.	3.500			06-07-20	2,753,341	2,754,374
Multiline retail 0.2%
Dollar Tree, Inc.	4.250			03-09-22	960,000	972,000
JC Penney Company, Inc.	5.000			06-20-19	2,524,234	2,509,247
Specialty retail 0.8%
Burlington Coat Factory Warehouse Corp.	4.250			08-13-21	2,157,005	2,167,790
J Crew Group, Inc.	4.000			03-05-21	3,137,099	2,938,417
Michaels Stores, Inc.	4.000			01-28-20	1,893,690	1,902,369
PetSmart, Inc.	5.000			03-11-22	1,451,000	1,468,412
Staples, Inc. (T)			TBD	04-07-21	1,595,000	1,601,425
The Men's Wearhouse, Inc.	4.500			06-18-21	937,575	946,951
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (T)			TBD	04-15-22	500,000	502,500
Consumer staples 2.4%						35,908,385
Food and staples retailing 0.6%
Albertson's Holdings LLC	5.500			08-25-21	5,089,000	5,139,890
Aramark Services, Inc.	3.250			02-24-21	2,348,793	2,353,196
Hearthside Group Holdings LLC	4.500			06-02-21	2,285,728	2,288,528
Food products 1.1%
Del Monte Foods, Inc.	4.250			02-18-21	3,175,060	3,037,476
Del Monte Foods, Inc.	8.250			08-18-21	1,975,000	1,777,500
Diamond Foods, Inc.	4.250			08-20-18	2,360,125	2,363,075
HJ Heinz Company	3.250			06-05-20	1,465,243	1,466,159
Old HB, Inc.	6.750			04-09-20	2,066,306	2,107,632
Pinnacle Foods Finance LLC	3.000			04-29-20	1,675,098	1,674,576

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (T)			TBD	06-02-21	2,234,372	$2,241,155
Shearer's Foods LLC	4.500			06-30-21	1,701,450	1,705,704
Household products 0.5%
Reynolds Group Holdings, Inc.	4.500			12-01-18	2,897,225	2,922,576
The Sun Products Corp.	5.500			03-23-20	4,183,613	4,021,498
Personal products 0.2%
Revlon Consumer Products Corp.	4.000			10-08-19	2,801,539	2,809,420
Energy 0.9%						13,679,994
Energy equipment and services 0.3%
Offshore Group Investment, Ltd.	5.000			10-25-17	3,364,871	2,384,853
Pacific Drilling SA	4.500			06-03-18	1,194,738	1,049,627
Paragon Offshore Finance Company	3.750			07-18-21	1,492,500	1,115,644
Oil, gas and consumable fuels 0.6%
Arch Coal, Inc.	6.250			05-16-18	2,552,280	1,898,258
EP Energy LLC	3.500			05-24-18	2,207,491	2,178,242
FTS International, Inc.	5.750			04-16-21	1,666,909	1,377,582
Granite Acquisition, Inc.	5.000			12-19-21	2,186,782	2,216,813
Southcross Holdings LP	6.000			08-04-21	1,488,750	1,458,975
Financials 0.6%						8,536,170
Capital markets 0.3%
Onex Wizard Acquisition Company II SCA	5.250			03-13-22	1,145,000	1,156,271
Sequa Corp.	5.250			06-19-17	2,909,863	2,629,789
Insurance 0.1%
CNO Financial Group, Inc.	3.750			09-28-18	1,606,128	1,606,128
Real estate management and development 0.2%
Realogy Group LLC	3.750			03-05-20	3,136,142	3,143,982
Health care 2.0%						28,943,209
Health care equipment and supplies 0.4%
DJO Finco, Inc. (T)			TBD	04-21-20	1,115,000	1,121,969
Kinetic Concepts, Inc.	4.500			05-04-18	3,725,796	3,748,308
Health care providers and services 1.0%
Community Health Systems, Inc.	3.434			12-31-18	494,000	496,882
Community Health Systems, Inc.	4.250			01-27-21	3,509,469	3,529,649
DaVita HealthCare Partners, Inc.	3.500			06-24-21	2,367,113	2,373,030
Drumm Investors LLC	6.750			05-04-18	1,717,235	1,736,554
IASIS Healthcare LLC	4.500			05-03-18	3,849,587	3,862,098
US Renal Care, Inc.	4.250			07-03-19	2,931,770	2,944,596
Pharmaceuticals 0.6%
Concordia Healthcare Corp.	4.750			03-30-22	483,000	486,019
Klockner Pentaplast (T)			TBD	04-10-20	299,401	300,992
Par Pharmaceutical Companies, Inc.	4.000			09-30-19	2,219,381	2,227,307
Par Pharmaceutical Companies, Inc.	4.250			09-30-19	488,775	490,608
Pharmaceutical Product Development, Inc.	4.000			12-05-18	2,952,789	2,963,334
Surgical Care Affiliates LLC	4.250			03-17-22	1,206,000	1,206,000
Valeant Pharmaceuticals International, Inc.	4.000			04-01-22	1,447,000	1,455,863

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Industrials 1.4%						$21,519,331
Aerospace and defense 0.2%
Accudyne Industries Borrower SCA	4.000			12-13-19	3,214,608	3,128,884
Aerospace and defense 0.1%
B/E Aerospace, Inc.	4.000			12-16-21	1,058,348	1,069,460
Commercial services and supplies 0.1%
Waste Industries USA, Inc.	4.250			02-27-20	907,000	913,803
Construction and engineering 0.2%
RBS Global, Inc.	4.000			08-21-20	2,952,223	2,961,165
Machinery 0.7%
Doosan Infracore International, Inc.	4.500			05-28-21	2,398,812	2,422,800
Gates Global LLC	4.250			07-05-21	3,537,225	3,537,858
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	2,518,746	2,531,314
Husky Injection Molding Systems, Ltd.	7.250			06-30-22	1,159,363	1,141,972
Milacron LLC (T)			TBD	09-28-20	954,000	958,770
Professional services 0.1%
TransUnion LLC	4.000			04-09-21	2,140,067	2,148,984
Trading companies and distributors 0.0%
KP Germany Erste GmbH (T)			TBD	04-22-20	700,599	704,321
Information technology 2.4%						35,176,550
Communications equipment 0.6%
Avaya, Inc.	4.681			10-26-17	2,027,931	2,016,639
Avaya, Inc.	6.500			03-30-18	2,092,025	2,091,699
Ciena Corp.	3.750			07-15-19	2,524,920	2,529,654
Riverbed Technology, Inc.	6.000			04-24-22	1,930,000	1,950,807
Electronic equipment, instruments and components 0.5%
CPI International, Inc.	4.250			11-17-17	2,187,756	2,204,164
Dell International LLC	4.500			04-29-20	5,118,906	5,134,549
Internet software and services 0.2%
Fibertech Networks LLC	4.000			12-18-19	3,028,526	3,028,526
IT services 0.1%
Science Applications International Corp. (T)			TBD	04-09-22	1,302,000	1,308,510
Semiconductors and semiconductor equipment 0.3%
Avago Technologies Cayman, Ltd.	3.750			05-06-21	1,174,383	1,179,321
Freescale Semiconductor, Inc.	4.250			02-28-20	3,184,517	3,195,466
Software 0.7%
First Data Corp.	3.682			03-24-18	3,896,632	3,903,592
Infor US, Inc.	3.750			06-03-20	3,411,621	3,402,028
MA FinanceCo LLC	5.250			11-19-21	2,744,118	2,753,428
MITEL US Holdings, Inc. (T)			TBD	03-31-22	475,000	478,167
Materials 2.1%						31,536,363
Chemicals 1.2%
Axalta Coating Systems US Holdings, Inc.	3.750			02-01-20	3,260,721	3,267,708
INEOS US Finance LLC	3.750			05-04-18	2,154,875	2,156,588
Ineos US Finance LLC	4.250			03-31-22	1,214,125	1,220,195
MacDermid, Inc.	4.500			06-07-20	3,302,209	3,331,694
MacDermid, Inc.	4.750			06-07-20	623,438	629,115
OXEA Sarl	4.250			01-15-20	3,220,150	3,147,697
OXEA Sarl	8.250			07-15-20	1,541,000	1,430,561
Styrolution Group GmbH	6.500			11-07-19	2,543,625	2,575,420

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Trinseo Materials Operating SCA (T)			TBD	10-13-21	1,000,000	$1,003,750
Construction materials 0.1%
Hanson Building Products North America	6.500			02-18-22	485,000	487,021
Headwaters, Inc.	4.500			03-24-22	857,000	860,749
Containers and packaging 0.3%
BWAY Holding Company	5.500			08-14-20	2,193,425	2,213,714
Hilex Poly Company LLC	6.000			12-05-21	2,182,530	2,204,355
Metals and mining 0.5%
FMG Resources August 2006 Pty, Ltd.	3.750			06-30-19	2,497,330	2,253,146
MPG Holdco I, Inc.	4.250			10-20-21	1,419,980	1,423,530
Signode Industrial Group US, Inc.	3.750			05-01-21	3,336,331	3,331,120
Telecommunication services 1.3%						19,089,677
Diversified telecommunication services 1.1%
Consolidated Communications, Inc.	4.250			12-23-20	1,701,564	1,712,909
Intelsat Jackson Holdings SA	3.750			06-30-19	3,720,116	3,716,396
Level 3 Financing, Inc.	4.000			01-15-20	3,414,000	3,423,959
Level 3 Financing, Inc.	4.500			01-31-22	2,675,000	2,684,475
Syniverse Holdings, Inc.	4.000			04-23-19	2,991,509	2,896,155
XO Communications LLC	4.250			03-17-21	2,319,735	2,322,634
Wireless telecommunication services 0.2%
LTS Buyer LLC	4.000			04-13-20	2,335,337	2,333,149
Utilities 0.9%						13,320,406
Electric utilities 0.6%
La Frontera Generation LLC	4.500			09-30-20	2,644,554	2,649,513
Texas Competitive Electric Holdings Company LLC (H)	4.700			10-10-17	10,923,591	6,707,085
Independent power and renewable electricity producers 0.3%
Calpine Corp.	4.000			04-01-18	1,991,235	2,001,468
Dynegy, Inc.	4.000			04-23-20	1,955,009	1,962,340
Collateralized mortgage obligations 13.2%						$195,940,034
(Cost $188,095,738)
Commercial and residential 13.1%						194,600,204
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A (S)	4.082			03-13-31	931,330	961,316
American General Mortgage Loan Trust Series 2010-1A, Class A2 (P) (S)	5.650			03-25-58	2,017,501	2,023,229
American Home Mortgage Assets Trust Series 2007-1, Class A1 (P)	0.837			02-25-47	4,680,188	2,936,827
BAMLL-DB Trust Series 2012-OSI, Class A1 (S)	2.343			04-13-29	1,652,552	1,665,875
BCAP LLC Trust
Series 2011-RR11, Class 21A5 (P) (S)	2.736			06-26-34	1,792,652	1,811,192
Series 2012-RR9, Class 2A5 (P) (S)	0.344			08-26-46	1,974,640	1,947,562
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858			07-17-40	7,427,477	7,655,471
BHMS Mortgage Trust Series 2014-ATLS, Class AFL (P) (S)	1.672			07-05-33	9,925,000	9,934,330
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.132			08-15-29	4,300,000	4,279,777
Carefree Portfolio Trust Series 2014-CARE, Class A (P) (S)	1.502			11-15-19	3,500,000	3,508,281

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A (P) (S)	1.574		12-15-27	4,000,000	$4,005,688
Citigroup Commercial Mortgage Trust Series 2014-388G, Class B (P) (S)	1.232		06-15-33	7,575,000	7,543,996
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000		11-25-36	1,822,641	1,850,038
Series 2010-8, Class 6A6 (S)	4.500		12-25-36	1,881,063	1,923,131
Series 2012-1, Class 1A1 (P) (S)	0.544		06-25-35	2,463,104	2,403,447
Series 2013-2, Class 3A1 (P) (S)	0.354		04-25-37	8,087,897	7,612,555
Series 2013-2, Class 5A1 (P) (S)	0.314		07-25-36	4,645,915	4,370,542
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class AJ	5.377		12-10-46	1,075,000	1,098,357
Series 2007-C9, Class A4 (P)	5.989		12-10-49	2,475,000	2,684,348
Series 2013-THL, Class A2 (P) (S)	1.230		06-08-30	5,175,000	5,171,724
Series 2014-KYO, Class B (P) (S)	1.480		06-11-27	6,025,000	6,009,751
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.431		02-25-36	2,156,494	1,806,941
Series 2004-25, Class 1A1 (P)	0.511		02-25-35	3,273,738	3,005,230
Series 2004-25, Class 2A1 (P)	0.521		02-25-35	4,558,550	4,099,386
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.812		06-25-50	2,364,546	2,388,894
Series 2010-RR5, Class 1A (P) (S)	5.467		12-16-43	2,637,669	2,715,823
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	2.214		02-25-36	1,961,870	1,552,891
FREMF Mortgage Trust Series 2011-K701, Class C (P) (S)	4.436		07-25-48	5,025,000	5,205,181
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	0.381		05-19-47	3,401,189	2,913,669
Hilton USA Trust
Series 2013-HLF, Class BFL (P) (S)	1.674		11-05-30	5,444,694	5,442,947
Series 2013-HLT, Class BFX (S)	3.367		11-05-30	4,825,000	4,874,919
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.607		01-25-36	1,144,557	1,042,294
IndyMac INDX Mortgage Loan Trust Series 2005-16IP, Class A1 (P)	0.821		07-25-45	2,663,988	2,340,082
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.242		08-26-46	1,081,984	1,094,576
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.708		12-12-44	4,050,000	4,022,808
Series 2006-LDP9, Class AJ	5.411		05-15-47	2,800,000	2,408,000
Series 2010-C1, Class A1 (S)	3.853		06-15-43	213,475	213,444
Series 2014-INN, Class A (P) (S)	1.102		06-15-29	4,000,000	3,989,220
JPMorgan Resecuritization Trust Series 2009-12, Class 1A1 (P) (S)	5.750		07-26-37	135,357	137,831
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4	5.372		09-15-39	526,000	549,613
Lehman XS Trust Series 2007-4N, Class 3A2A (P)	0.878		03-25-47	705,792	584,786
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	6.077		08-12-49	3,800,000	3,938,529
Morgan Stanley Re-REMIC Trust Series 2011-KEYA, Class 1A (S)	4.250		12-19-40	161,113	161,066
Nomura Resecuritization Trust Series 2011-1RA, Class 1A5 (P) (S)	2.650		03-26-36	2,043,015	2,035,442

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646		07-15-45	2,500,000	$2,800,040
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.961		01-13-32	4,250,000	4,572,511
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.321		08-26-36	3,130,701	2,921,273
Series 2012-6, Class 4A1 (P) (S)	0.501		01-26-36	4,200,807	3,907,410
Series 2012-6, Class 6A1 (P) (S)	0.511		11-26-35	4,706,886	4,359,622
Series 2012-6, Class 8A1 (P) (S)	0.671		04-26-35	3,924,470	3,760,431
Series 2013-1, Class 4A1 (P) (S)	0.341		01-26-37	6,302,453	5,752,778
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A3 (P)	0.431		07-19-35	1,834,026	1,729,883
Series 2005-AR6, Class 2A1 (P)	0.491		09-25-45	3,372,687	2,922,443
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.501		08-25-45	3,719,272	3,514,299
Series 2005-AR1, Class A1A (P)	0.501		01-25-45	1,465,385	1,374,801
Series 2005-AR19, Class A1A1 (P)	0.451		12-25-45	3,876,863	3,723,599
Series 2005-AR6, Class 2A1A (P)	0.411		04-25-45	4,218,511	3,976,284
Series 2005-AR8, Class 1A (P)	0.451		07-25-45	3,657,077	3,391,749
Series 2005-AR9, Class A1A (P)	0.501		07-25-45	2,025,055	1,936,098
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	2.632		04-25-35	1,807,286	1,841,224
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	1.322		11-15-29	4,200,000	4,194,750
U.S. Government Agency 0.1%					1,339,830
Federal Home Loan Mortgage Corp. Series 3829, Class IO	4.500		08-15-39	4,709,738	502,090
Government National Mortgage Association Series 2014-80, Class XA	3.000		06-20-40	815,612	837,740
Asset backed securities 3.9%					$57,952,033
(Cost $57,464,459)
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477		07-24-23	1,057,569	1,052,281
Carrington Mortgage Loan Trust Series 2006-FRE1, Class A2 (P)	0.291		07-25-36	2,898,133	2,841,381
Colony American Homes Series 2014-2A, Class A (P) (S)	1.130		07-17-31	3,599,187	3,574,130
Ellington Loan Acquisition Trust Series 2007-1, Class A2B (P) (S)	1.081		05-28-37	1,704,677	1,677,649
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	0.473		11-26-35	3,536,125	3,391,732
First Franklin Mortgage Loan Trust Series 2006-FF2, Class A4 (P)	0.374		02-25-36	1,839,961	1,759,158
GMAT Trust (P) Series 2014-1A, Class A (S)	3.721		02-25-44	1,543,134	1,541,086
GSAMP Trust Series 2006-NC1, Class A2 (P)	0.361		02-25-36	2,051,902	1,995,883
Invitation Homes Trust
Series 2013-SFR1, Class A (P) (S)	1.400		12-17-30	3,957,164	3,957,758
Series 2014-SFR1, Class A (P) (S)	1.180		06-17-31	4,675,000	4,656,197
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	0.651		08-25-35	2,003,207	1,984,885
Morgan Stanley ABS Capital I Series 2004-WMC3, Class M2 (P)	0.969		01-25-35	3,298,872	2,953,823
Oak Hill Advisors Residential Loan Trust

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2014-NPL2, Class A1 (P) (S)	3.475		04-25-54	1,994,551	$1,998,602
Series 2015-NPL1, Class A1	3.475		01-25-55	3,783,497	3,785,774
PennyMac LLC Series 2015-NPL1, Class A1 (P) (S)	4.000		03-25-55	3,885,892	3,881,995
RAAC Series Trust Series 2006-SP2, Class A3 (P)	0.451		02-25-36	2,205,436	2,161,773
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.000		07-15-42	1,036,930	1,087,656
SLM Private Education Loan Trust Series 2012-C, Class A1 (P) (S)	1.282		08-15-23	830,016	833,666
SLM Student Loan Trust Series 2011-1, Class A1 (P)	0.701		03-25-26	2,423,727	2,433,075
Structured Asset Securities Corp. Mortgage Loan Trust Series 2008-BC4, Class A3 (P)	0.424		11-25-37	1,521,371	1,496,128
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550		11-20-38	3,218,750	3,268,225
US Residential Opportunity Fund III Trust Series 2015-1III, Class A (S)	3.721		01-27-35	1,971,384	1,978,684
VOLT XXII LLC Series 2015-NPL4, Class A1 (P) (S)	3.500		02-25-55	2,241,098	2,241,872
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (P) (S)	3.500		03-25-55	1,400,000	1,398,620
				Shares	Value
Common stocks 0.3%					$3,832,374
(Cost $5,458,566)
Energy 0.0%					317,821
Energy equipment and services 0.0%
Subsea 7 SA				28,612	317,821
Information technology 0.3%					3,391,077
Communications equipment 0.3%
Ciena Corp. (I)				92,224	1,964,371
Comtech Telecommunications Corp.				49,367	1,426,706
Utilities 0.0%					123,476
Electric utilities 0.0%
EME Reorganization Trust				1,327,835	13,278
Independent power and renewable electricity producers 0.0%
NRG Energy, Inc.				4,366	110,198
Preferred securities 0.1%					$1,894,628
(Cost $2,852,027)
Consumer staples 0.1%					1,193,539
Food products 0.1%
Post Holdings, Inc., 2.500% (S)				7,500	701,639
Tyson Foods, Inc., 4.750%				10,000	491,900
Energy 0.0%					701,089
Oil, gas and consumable fuels 0.0%
SandRidge Energy, Inc., 8.500%				17,230	701,089
			Yield (%)	Shares	Value
Short-term investments 6.0%					$88,770,078
(Cost $88,770,078)
Money market funds 6.0%					88,502,132
State Street Institutional Liquid Reserves Fund			0.0985(Y)	88,502,132	88,502,132

SEE NOTES TO FUND'S INVESTMENTS23

Short Duration Credit Opportunities Fund

	Par value	Value
Repurchase agreement 0.0%		$267,946
Repurchase Agreement with State Street Corp., dated 4-30-15 at 0.000% to be repurchased at $267,946 on 5-1-15, collateralized by $268,800 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $272,727, including interest)	267,946	267,946
Total investments (Cost $1,487,542,744)† 100.9%		$1,492,820,861
Other assets and liabilities, net (0.9%)		($13,143,560)
Total net assets 100.0%		$1,479,677,301

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $350,200,370 or 23.7% of the fund's net assets as of 4-30-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,491,070,882. Net unrealized appreciation aggregated $1,749,979, of which $29,529,420 related to appreciated investment securities and $27,779,441 related to depreciated investment securities.

24SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$659,435,192	—	$659,435,192	—
U.S. Government and Agency obligations	10,609,652	—	10,609,652	—
Foreign government obligations	142,689,271	—	142,689,271	—
Capital preferred securities	4,213,678	—	4,213,678	—
Convertible bonds	21,116,048	—	21,116,048	—
Term loans	306,367,873	—	306,367,873	—
Collateralized mortgage obligations	195,940,034	—	191,745,284	$4,194,750
Asset backed securities	57,952,033	—	57,952,033	—
Common stocks	3,832,374	$3,514,553	317,821	—
Preferred securities	1,894,628	1,192,989	701,639	—
Short-term investments	88,770,078	88,502,132	267,946	—
Total investments in securities	$1,492,820,861	$93,209,674	$1,395,416,437	$4,194,750
Other financial instruments
Futures	$783,550	$783,550	—	—
Forward foreign currency contracts	(1,948,315)	—	($1,948,315)	—
Interest rate swaps	(53,534)	—	(53,534)	—
Credit default swaps	2,525,737		2,525,737	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a

25

default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at April 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2015	$37,164,236	$37,275,155	$110,919
5-Year U.S. Treasury Note Futures	867	Short	Jun 2015	(103,569,356)	(104,155,149)	(585,793)
10-Year U.S. Treasury Note Futures	2,417	Short	Jun 2015	(309,636,364)	(310,282,375)	(646,011)
U.S. Treasury Ultra Bond Futures	492	Short	Jun 2015	(82,838,435)	(80,934,000)	1,904,435
						$783,550

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at April 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	18,200,000	USD	14,994,727	Citibank N.A.	5/26/2015	$85,074	—	$85,074
COP	2,571,013,500	USD	1,019,108	Citibank N.A.	5/6/2015	60,132	—	60,132
EUR	856,065	USD	929,935	Citibank N.A.	5/11/2015	31,370	—	31,370
GBP	34,170	USD	50,968	Citibank N.A.	5/11/2015	1,481	—	1,481
INR	139,034,125	USD	2,223,300	Citibank N.A.	5/7/2015	—	($35,287)	(35,287)
MXN	225,400,000	USD	14,775,968	Citibank N.A.	6/1/2015	—	(112,396)	(112,396)
PLN	8,336,594	USD	2,237,992	Citibank N.A.	5/7/2015	77,679	—	77,679
USD	994,589	COP	2,571,013,500	Citibank N.A.	5/6/2015	—	(84,651)	(84,651)

26

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	4,723,726	EUR	4,380,922	Citibank N.A.	5/11/2015	—	(195,767)	(195,767)
USD	9,697,431	EUR	9,112,500	Citibank N.A.	5/20/2015	—	(536,512)	(536,512)
USD	3,442,950	GBP	2,328,615	Citibank N.A.	5/11/2015	—	(131,294)	(131,294)
USD	28,821,747	GBP	19,435,000	Citibank N.A.	5/13/2015	—	(1,009,017)	(1,009,017)
USD	1,452,000	RUB	79,245,659	Citibank N.A.	5/12/2015	—	(82,968)	(82,968)
ZAR	52,641,284	USD	4,439,000	Citibank N.A.	5/8/2015	—	(16,159)	(16,159)
						$255,736	($2,204,051)	($1,948,315)

Currency abbreviations
CAD	Canadian Dollar	MXN	Mexican Peso
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2015, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of April 30, 2015.

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
$2,697,376	USD	2,697,376	Fixed 1.462500%	3 Month LIBOR	Aug 2016	—	($9,778)	($9,778)
4,592,923	USD	4,592,923	Fixed 0.875%	3 Month LIBOR	Jul 2017	—	(43,756)	(43,756)
		$7,290,299				—	($53,534)	($53,534)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

27

During the period ended April 30, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of April 30, 2015 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citigroup	CDX IG CDSI S23 5YEAR	57,200,000	USD	$57,200,000	(1.000)%	Dec 2019	($857,843)	($148,864)	($1,006,707)
				$57,200,000			($857,843)	($148,864)	($1,006,707)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2015 to take a long exposure to the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of April 30, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 4-30-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX.NA.AAA.4	0.48%	4,000,000	USD	$4,000,000	0.350%	Feb 2051	($725,130)	$714,739	($10,391)
Citibank N.A.	CMBX NA AM 4	1.55%	3,000,000	USD	3,000,000	0.500%	Feb 2051	(486,968)	417,374	(69,594)
Citibank N.A.	CMBX-NA-A 4	1.55%	4,000,000	USD	4,000,000	0.500%	Feb 2051	(378,049)	285,258	(92,791)
Citibank N.A.	CMBX.NA.AM.4	1.55%	225,000	USD	225,000	0.500%	Feb 2051	(43,338)	38,118	(5,220)
Citigroup	CDX HY NA S23 5YEAR	0.63%	53,459,000	USD	53,459,000	0.500%	Dec 2019	3,339,096	1,404,729	4,743,825
Citigroup	CMBX.NA.A.4	3.01%	1,150,000	USD	1,150,000	0.500%	Feb 2051	(270,981)	244,303	(26,678)
					$65,834,000			$1,434,630	$3,104,521	$4,539,151

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

28

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q3	04/15
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		6/15

John Hancock

Global Income Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsGlobal Income Fund

As of 4-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 58.9%					$319,756,246
(Cost $323,101,679)
Argentina 0.5%					2,426,213
YPF SA (S)	8.500		07-28-25	1,502,000	1,527,008
YPF SA (S)	8.750		04-04-24	862,000	899,205
Austria 0.2%					1,070,092
ESAL GmbH (S)	6.250		02-05-23	1,010,000	1,004,950
JBS Investments GmbH (S)	7.250		04-03-24	63,000	65,142
Azerbaijan 0.3%					1,875,670
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	1,631,000	1,581,758
State Oil Company of the Azerbaijan Republic	5.450		02-09-17	284,000	293,912
Brazil 0.1%					353,806
Petrobras Global Finance BV	6.875		01-20-40	256,000	240,847
Petrobras Global Finance BV	7.250		03-17-44	115,000	112,959
Canada 2.1%					11,635,170
Bombardier, Inc. (S)	6.000		10-15-22	855,000	807,975
Bombardier, Inc. (S)	7.500		03-15-25	695,000	688,919
Cascades, Inc. (S)	5.500		07-15-22	845,000	855,563
Cascades, Inc.	7.875		01-15-20	600,000	624,000
Concordia Healthcare Corp. (S)	7.000		04-15-23	640,000	649,600
MEG Energy Corp. (S)	6.500		03-15-21	1,300,000	1,287,000
Norbord, Inc. (S)	5.375		12-01-20	1,775,000	1,748,375
Quebecor Media, Inc.	5.750		01-15-23	1,590,000	1,641,675
Trinidad Drilling, Ltd. (S)	7.875		01-15-19	1,979,000	1,929,525
VRX Escrow Corp. (S)	5.875		05-15-23	1,370,000	1,402,538
Cayman Islands 0.5%					2,584,205
Grupo Aval, Ltd. (S)	4.750		09-26-22	82,000	82,205
Offshore Group Investment, Ltd.	7.125		04-01-23	2,385,000	1,526,400
UPCB Finance IV, Ltd. (S)	5.375		01-15-25	960,000	975,600
Chile 1.7%					9,345,142
Banco del Estado de Chile (S)	3.875		02-08-22	164,000	169,784
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	3,175,000	3,132,242
Corporacion Nacional del Cobre de Chile	3.750		11-04-20	860,000	906,473
Corporacion Nacional del Cobre de Chile (S)	4.250		07-17-42	637,000	603,231
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	463,000	499,070
Corporacion Nacional del Cobre de Chile (S)	4.875		11-04-44	608,000	635,555
Corporacion Nacional del Cobre de Chile	6.150		10-24-36	2,361,000	2,855,778
Corporacion Nacional del Cobre de Chile (S)	6.150		10-24-36	255,000	308,439
Corporacion Nacional del Cobre de Chile	7.500		01-15-19	197,000	234,570
China 0.4%					2,206,056
Country Garden Holdings Company, Ltd.	7.250		04-04-21	188,000	194,110
Longfor Properties Company, Ltd.	6.750		01-29-23	200,000	200,962
Sinochem Offshore Capital Company, Ltd. (S)	3.250		04-29-19	933,000	954,188
Sinopec Capital 2013, Ltd. (S)	3.125		04-24-23	458,000	452,037
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875		05-17-42	371,000	404,759
Colombia 0.1%					329,695
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	466,000	329,695

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ecuador 0.5%						$2,768,282
EP PetroEcuador (P)	5.897		09-24-19		2,992,737	2,768,282
France 0.8%						4,465,712
Albea Beauty Holdings SA (S)	8.375		11-01-19		1,095,000	1,182,600
Numericable Group SA (S)	6.000		05-15-22		1,110,000	1,134,281
Numericable Group SA (S)	6.250		05-15-24		630,000	647,331
SPCM SA (S)	6.000		01-15-22		1,430,000	1,501,500
Germany 0.5%						2,488,630
CeramTec Group GmbH	8.250		08-15-21	EUR	1,275,000	1,574,911
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		545,000	548,406
Unitymedia KabelBW GmbH (S)	6.125		01-15-25		350,000	365,313
Hong Kong 1.0%						5,470,282
CITIC, Ltd. (7.875% to 4-15-16, then 5 year CMT + 5.545%) (Q)	7.875		04-15-16		150,000	156,750
CITIC, Ltd. (8.625% to 11-22-18, then 5 year CMT + 7.816%) (Q)	8.625		11-22-18		200,000	231,000
MCE Finance, Ltd. (S)	5.000		02-15-21		167,000	159,068
Sinochem Overseas Capital Company, Ltd.	4.500		11-12-20		2,875,000	3,098,043
Sinochem Overseas Capital Company, Ltd. (S)	4.500		11-12-20		1,694,000	1,825,421
India 0.1%						588,910
Vedanta Resources PLC (S)	6.000		01-31-19		423,000	401,850
Vedanta Resources PLC (S)	8.250		06-07-21		188,000	187,060
Indonesia 0.1%						614,250
Perusahaan Listrik Negara PT	5.250		10-24-42		650,000	614,250
Ireland 0.5%						2,521,642
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		675,000	688,500
Grifols Worldwide Operations, Ltd. (S)	5.250		04-01-22		1,215,000	1,242,338
Vimpel Communications (S)	7.748		02-02-21		587,000	590,804
Italy 0.2%						1,289,313
Telecom Italia SpA (S)	5.303		05-30-24		1,225,000	1,289,313
Jamaica 0.2%						982,856
Digicel Group, Ltd. (S)	7.125		04-01-22		1,038,000	982,856
Kazakhstan 3.0%						16,309,179
KazMunayGas National Company (S)	4.400		04-30-23		1,263,000	1,196,693
KazMunayGas National Company (S)	4.875		05-07-25		426,000	402,357
KazMunayGas National Company (S)	5.750		04-30-43		4,572,000	4,144,056
KazMunayGas National Company	5.750		04-30-43		212,000	192,157
KazMunayGas National Company	6.000		11-07-44		213,000	194,895
KazMunayGas National Company (S)	6.375		04-09-21		1,748,000	1,849,821
KazMunayGas National Company	6.375		04-09-21		2,369,000	2,506,994
KazMunayGas National Company (S)	7.000		05-05-20		325,000	353,925
KazMunayGas National Company	7.000		05-05-20		2,053,000	2,235,717
KazMunayGas National Company (S)	9.125		07-02-18		2,590,000	2,931,906
Zhaikmunai LLP (S)	7.125		11-13-19		319,000	300,658
Luxembourg 2.8%						15,347,314
Altice SA (S)	7.750		05-15-22		1,265,000	1,277,663
ArcelorMittal	7.000		02-25-22		1,585,000	1,721,706
ArcelorMittal	7.750		10-15-39		1,185,000	1,223,513
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		736,087	785,773
Cosan Luxembourg SA (S)	5.000		03-14-23		765,000	690,413

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
INEOS Group Holdings SA (S)	5.875		02-15-19		2,470,000	$2,500,875
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,020,000	1,055,700
Signode Industrial Group Lux SA (S)	6.375		05-01-22		990,000	990,000
Trinseo Materials Operating SCA (S)	6.375		05-01-22	EUR	450,000	510,335
Trinseo Materials Operating SCA (S)	6.750		05-01-22		1,195,000	1,209,191
Trinseo Materials Operating SCA	8.750		02-01-19		3,202,000	3,382,145
Malaysia 0.5%						2,820,694
Petronas Capital, Ltd. (S)	3.500		03-18-25		2,249,000	2,291,218
Petronas Capital, Ltd. (S)	4.500		03-18-45		519,000	529,476
Mexico 0.5%						2,866,287
Cemex SAB de CV (S)	5.700		01-11-25		158,000	158,348
Cemex SAB de CV (S)	6.125		05-05-25		360,000	369,432
Cemex SAB de CV (S)	7.250		01-15-21		200,000	215,940
Cemex SAB de CV (S)	9.500		06-15-18		400,000	444,000
Comision Federal de Electricidad (S)	4.875		01-15-24		295,000	317,715
Petroleos Mexicanos (S)	5.625		01-23-46		1,358,000	1,360,852
Morocco 0.1%						386,507
OCP SA (S)	5.625		04-25-24		362,000	386,507
Netherlands 0.9%						5,137,589
CIMPOR Financial Operations BV (S)	5.750		07-17-24		579,000	523,995
Intergas Finance BV	6.375		05-14-17		158,000	163,135
Lukoil International Finance BV (S)	3.416		04-24-18		306,000	288,099
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19		393,000	374,333
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19		625,000	665,625
Schaeffler Holding Finance BV, PIK (S)	6.750		11-15-22		260,000	284,700
UPC Holding BV	6.375		09-15-22	EUR	1,200,000	1,454,998
VimpelCom Holdings BV (S)	5.200		02-13-19		300,000	280,050
VimpelCom Holdings BV (S)	7.504		03-01-22		239,000	236,610
VTR Finance BV (S)	6.875		01-15-24		837,000	866,044
Peru 0.0%						121,590
Cementos Pacasmayo SAA (S)	4.500		02-08-23		126,000	121,590
Russia 0.4%						1,930,043
Gazprom OAO (S)	4.300		11-12-15		564,000	564,705
Gazprom OAO (S)	4.950		07-19-22		87,000	80,693
Gazprom OAO (S)	6.510		03-07-22		241,000	241,715
Gazprom OAO	9.250		04-23-19		530,000	588,035
Gazprom OAO (S)	9.250		04-23-19		410,000	454,895
Singapore 0.1%						704,519
ABJA Investment Company Pte, Ltd.	5.950		07-31-24		680,000	704,519
South Africa 1.1%						5,769,806
Eskom Holdings SOC, Ltd. (S)	6.750		08-06-23		1,023,000	1,058,887
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25		4,518,000	4,710,919
Thailand 0.1%						500,960
PTT Exploration & Production PCL (4.875% to 6-18-19, then 5 year CMT + 3.177%) (Q)(S)	4.875		06-08-19		496,000	500,960
United Kingdom 1.3%						6,934,385
Bakkavor Finance 2 PLC	8.250		02-15-18	GBP	140,204	224,098

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Boparan Finance PLC	5.500		07-15-21	GBP	1,300,000	$1,756,039
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23		765,000	771,694
Premier Foods Finance PLC	6.500		03-15-21	GBP	1,000,000	1,448,656
R&R PLC, PIK	9.250		05-15-18	EUR	1,100,000	1,244,398
Virgin Media Finance PLC (S)	6.000		10-15-24		1,440,000	1,489,500
United States 35.3%						191,628,030
ACCO Brands Corp.	6.750		04-30-20		2,242,000	2,359,705
AECOM (S)	5.750		10-15-22		1,430,000	1,480,050
Air Medical Merger Sub Corp. (S)	6.375		05-15-23		515,000	500,194
Aircastle, Ltd.	5.500		02-15-22		1,045,000	1,115,538
Alcatel-Lucent USA, Inc. (S)	6.750		11-15-20		1,280,000	1,380,800
Alcoa, Inc.	5.125		10-01-24		650,000	700,924
Allegiant Travel Company	5.500		07-15-19		525,000	540,750
AMC Entertainment, Inc.	5.875		02-15-22		1,895,000	1,966,063
Amsurg Corp.	5.625		07-15-22		1,135,000	1,152,252
Argos Merger Sub, Inc. (S)	7.125		03-15-23		1,700,000	1,785,000
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20		1,030,000	1,030,000
Bonanza Creek Energy, Inc.	5.750		02-01-23		450,000	437,625
Bonanza Creek Energy, Inc.	6.750		04-15-21		1,710,000	1,739,925
Building Materials Corp. of America (S)	5.375		11-15-24		1,125,000	1,153,125
Cablevision Systems Corp.	5.875		09-15-22		2,955,000	3,132,300
Cablevision Systems Corp.	8.000		04-15-20		490,000	562,275
Calpine Corp.	5.750		01-15-25		1,840,000	1,849,292
CCO Holdings LLC	5.125		02-15-23		500,000	494,225
CCO Holdings LLC	6.625		01-31-22		1,630,000	1,735,950
Cemex Finance LLC (S)	6.000		04-01-24		83,000	85,125
Cemex Finance LLC (S)	9.375		10-12-22		166,000	188,991
CenturyLink, Inc.	5.800		03-15-22		680,000	705,500
CenturyLink, Inc.	7.650		03-15-42		1,310,000	1,316,550
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		2,615,000	2,618,792
Chemtura Corp.	5.750		07-15-21		3,460,000	3,576,775
Chesapeake Energy Corp.	5.750		03-15-23		2,110,000	2,025,600
Chiquita Brands International, Inc.	7.875		02-01-21		952,000	1,040,060
Cincinnati Bell, Inc.	8.375		10-15-20		850,000	903,125
Cinemark USA, Inc.	4.875		06-01-23		370,000	374,144
Cinemark USA, Inc.	5.125		12-15-22		725,000	749,433
CIT Group, Inc.	5.000		08-15-22		1,195,000	1,227,116
Clean Harbors, Inc.	5.250		08-01-20		1,115,000	1,148,450
Cleaver-Brooks, Inc. (S)	8.750		12-15-19		1,171,000	1,188,565
Cloud Peak Energy Resources LLC	6.375		03-15-24		1,250,000	1,025,000
Cloud Peak Energy Resources LLC	8.500		12-15-19		1,060,000	983,150
CNOOC Finance 2015 USA LLC	3.500		05-05-25		240,000	237,194
Cogent Communications Group, Inc. (S)	5.375		03-01-22		565,000	566,413
Community Health Systems, Inc.	6.875		02-01-22		1,140,000	1,209,825
Community Health Systems, Inc.	8.000		11-15-19		1,160,000	1,229,600
CyrusOne LP	6.375		11-15-22		1,775,000	1,870,406
DaVita HealthCare Partners, Inc.	5.125		07-15-24		1,685,000	1,714,698
Dean Foods Company (S)	6.500		03-15-23		1,730,000	1,781,900
Denbury Resources, Inc.	5.500		05-01-22		1,780,000	1,686,550
DISH DBS Corp.	5.000		03-15-23		5,225,000	4,989,875
Dynegy, Inc. (S)	6.750		11-01-19		1,350,000	1,410,750
Dynegy, Inc. (S)	7.625		11-01-24		795,000	854,625

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Endo Finance LLC (S)	6.000		02-01-25	1,190,000	$1,218,263
EnerSys (S)	5.000		04-30-23	840,000	850,500
EP Energy LLC	9.375		05-01-20	905,000	968,350
Erickson, Inc.	8.250		05-01-20	889,000	717,868
Family Tree Escrow LLC (S)	5.750		03-01-23	455,000	477,750
FCA US LLC	8.250		06-15-21	860,000	949,225
First Data Corp.	12.625		01-15-21	1,100,000	1,298,550
Frontier Communications Corp.	6.250		09-15-21	1,345,000	1,334,913
Frontier Communications Corp.	9.000		08-15-31	1,629,000	1,714,523
FTS International, Inc. (S)	6.250		05-01-22	1,365,000	1,085,175
Gannett Company, Inc.	6.375		10-15-23	1,435,000	1,553,388
GCI, Inc. (S)	6.875		04-15-25	550,000	563,750
GenOn Energy, Inc.	9.500		10-15-18	3,900,000	4,046,250
Gray Television, Inc.	7.500		10-01-20	2,245,000	2,385,313
Griffon Corp.	5.250		03-01-22	2,290,000	2,312,900
Halcon Resources Corp. (S)	8.625		02-01-20	155,000	161,200
Halcon Resources Corp.	9.750		07-15-20	1,690,000	1,385,800
HCA, Inc.	5.375		02-01-25	1,160,000	1,218,000
HealthSouth Corp.	5.750		11-01-24	1,725,000	1,819,875
Hologic, Inc.	6.250		08-01-20	700,000	725,375
Hornbeck Offshore Services, Inc.	5.000		03-01-21	765,000	636,863
Hornbeck Offshore Services, Inc.	5.875		04-01-20	550,000	497,750
Hot Topic, Inc. (S)	9.250		06-15-21	1,500,000	1,627,500
IASIS Healthcare LLC	8.375		05-15-19	1,505,000	1,561,438
Isle of Capri Casinos, Inc.	5.875		03-15-21	2,220,000	2,292,150
JC Penney Company, Inc.	5.650		06-01-20	914,000	806,605
Kinetic Concepts, Inc.	10.500		11-01-18	1,105,000	1,189,256
Kinetic Concepts, Inc.	12.500		11-01-19	820,000	893,800
Landry's, Inc. (S)	9.375		05-01-20	1,715,000	1,835,050
Laredo Petroleum, Inc.	5.625		01-15-22	715,000	719,469
Laredo Petroleum, Inc.	7.375		05-01-22	830,000	888,100
Level 3 Communications, Inc.	5.750		12-01-22	490,000	499,800
Level 3 Financing, Inc.	5.375		08-15-22	1,915,000	1,955,694
Level 3 Financing, Inc.	7.000		06-01-20	390,000	417,788
Levi Strauss & Company (S)	5.000		05-01-25	225,000	224,859
Levi Strauss & Company	6.875		05-01-22	1,020,000	1,115,625
LifePoint Health, Inc.	5.500		12-01-21	1,475,000	1,550,373
Linn Energy LLC	6.500		09-15-21	690,000	562,350
Linn Energy LLC	7.750		02-01-21	1,640,000	1,410,400
Louisiana-Pacific Corp.	7.500		06-01-20	1,205,000	1,283,325
Masonite International Corp. (S)	5.625		03-15-23	680,000	710,600
MasTec, Inc.	4.875		03-15-23	2,665,000	2,518,425
Media General Financing Sub, Inc. (S)	5.875		11-15-22	1,795,000	1,848,850
Mediacom Broadband LLC	5.500		04-15-21	460,000	466,900
Mediacom LLC	7.250		02-15-22	1,735,000	1,856,450
Mercer International, Inc.	7.750		12-01-22	1,485,000	1,585,238
MGM Resorts International	6.625		12-15-21	2,360,000	2,525,200
Midstates Petroleum Company, Inc.	10.750		10-01-20	945,000	519,750
MPG Holdco I, Inc. (S)	7.375		10-15-22	1,360,000	1,448,400
NCI Building Systems, Inc. (S)	8.250		01-15-23	705,000	747,300
NCR Corp.	5.000		07-15-22	1,775,000	1,752,813
Nexstar Broadcasting, Inc.	6.875		11-15-20	2,150,000	2,268,702

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
NRG Energy, Inc.	6.250		07-15-22	2,355,000	$2,452,144
Nuance Communications, Inc. (S)	5.375		08-15-20	1,250,000	1,262,500
Oasis Petroleum, Inc.	7.250		02-01-19	1,870,000	1,908,335
Outerwall, Inc.	6.000		03-15-19	1,480,000	1,450,400
Outfront Media Capital LLC	5.250		02-15-22	1,190,000	1,231,650
Pacific Drilling SA (S)	5.375		06-01-20	830,000	703,425
Parker Drilling Company	6.750		07-15-22	1,955,000	1,651,975
Peabody Energy Corp.	6.250		11-15-21	1,670,000	1,002,000
Peabody Energy Corp. (S)	10.000		03-15-22	1,410,000	1,191,450
Petco Holdings Inc., PIK (S)	8.500		10-15-17	1,115,000	1,148,450
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,165,000	1,194,125
Pinnacle Entertainment, Inc.	6.375		08-01-21	1,960,000	2,084,950
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,515,000	1,583,175
Post Holdings, Inc.	7.375		02-15-22	1,785,000	1,853,812
Provident Funding Associates LP (S)	6.750		06-15-21	500,000	476,250
QEP Resources, Inc.	5.375		10-01-22	1,870,000	1,893,375
Quiksilver, Inc. (S)	7.875		08-01-18	1,095,000	1,001,925
Quiksilver, Inc.	10.000		08-01-20	515,000	347,625
Rayonier AM Products, Inc. (S)	5.500		06-01-24	1,945,000	1,711,600
Reynolds Group Issuer, Inc.	8.250		02-15-21	2,220,000	2,361,525
RHP Hotel Properties LP	5.000		04-15-21	1,735,000	1,763,107
RJS Power Holdings LLC (S)	5.125		07-15-19	1,550,000	1,526,750
RSI Home Products, Inc. (S)	6.500		03-15-23	1,390,000	1,449,075
Ruby Tuesday, Inc.	7.625		05-15-20	675,000	688,500
SandRidge Energy, Inc.	7.500		03-15-21	1,415,000	972,813
Sealed Air Corp. (S)	5.125		12-01-24	480,000	499,200
Shea Homes LP (S)	5.875		04-01-23	680,000	698,632
Sinclair Television Group, Inc.	6.125		10-01-22	2,745,000	2,895,975
Smithfield Foods, Inc.	6.625		08-15-22	1,025,000	1,104,438
Spectrum Brands, Inc. (S)	6.125		12-15-24	870,000	922,200
Spectrum Brands, Inc.	6.375		11-15-20	1,330,000	1,409,800
Sprint Capital Corp.	8.750		03-15-32	3,855,000	3,951,375
Standard Pacific Corp.	5.875		11-15-24	847,000	878,763
T-Mobile USA, Inc.	6.500		01-15-24	435,000	454,031
T-Mobile USA, Inc.	6.731		04-28-22	2,935,000	3,092,756
Tenet Healthcare Corp.	6.000		10-01-20	755,000	805,963
Tenet Healthcare Corp.	8.125		04-01-22	1,270,000	1,385,888
Tesoro Logistics LP	5.875		10-01-20	622,000	646,880
Tesoro Logistics LP	6.125		10-15-21	810,000	848,475
The Bon-Ton Department Stores, Inc.	8.000		06-15-21	720,000	601,200
The Goodyear Tire & Rubber Company	6.500		03-01-21	995,000	1,052,710
The Sun Products Corp. (S)	7.750		03-15-21	1,615,000	1,419,181
The William Carter Company	5.250		08-15-21	1,125,000	1,167,188
Venoco, Inc.	8.875		02-15-19	1,190,000	452,200
WESCO Distribution, Inc.	5.375		12-15-21	660,000	673,200
Windstream Corp.	7.500		04-01-23	2,073,000	1,964,168
Xerium Technologies, Inc.	8.875		06-15-18	930,000	964,875
Venezuela 2.7%					14,448,837
Petroleos de Venezuela SA	5.250		04-12-17	2,795,500	1,635,088
Petroleos de Venezuela SA	8.500		11-02-17	12,922,500	9,995,554
Petroleos de Venezuela SA	9.000		11-17-21	4,235,748	2,068,739
Petroleos de Venezuela SA	9.750		05-17-35	1,545,589	749,456

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Virgin Islands 0.3%						$1,834,580
Gerdau Trade, Inc. (S)	5.750		01-30-21		55,000	57,338
GTL Trade Finance, Inc. (S)	5.893		04-29-24		666,000	674,325
Sinopec Group Overseas Development 2015, Ltd. (S)	3.250		04-28-25		1,127,000	1,102,917
Foreign government obligations 31.5%						$170,768,558
(Cost $171,200,733)
Angola 0.2%						937,743
Republic of Angola	7.000		08-16-19		909,000	937,743
Argentina 1.2%						6,346,152
Republic of Argentina
Bond (H)	5.870		03-31-23	EUR	600,000	310,498
Bond (H)	6.000		03-31-23		931,000	1,014,790
Bond	7.000		04-17-17		5,240,985	5,020,864
Azerbaijan 0.4%						2,047,470
Republic of Azerbaijan Bond (S)	4.750		03-18-24		1,964,000	2,047,470
Brazil 1.9%						10,555,840
Brazil Minas SPE	5.333		02-15-28		200,000	196,000
Federative Republic of Brazil
Bond	4.250		01-07-25		5,035,000	4,966,660
Bond	5.000		01-27-45		2,894,000	2,713,125
Bond	7.125		01-20-37		2,206,000	2,674,775
Bond	8.250		01-20-34		4,000	5,280
Colombia 2.4%						12,827,404
Bogota Distrito Capital
Bond	9.750		07-26-28	COP	2,528,000,000	1,276,639
Bond	9.750		07-26-28	COP	200,000,000	101,000
Republic of Colombia
Bond	4.000		02-26-24		3,421,000	3,515,078
Bond	4.375		07-12-21		521,000	552,781
Bond	5.000		06-15-45		1,199,000	1,210,990
Bond	7.375		09-18-37		1,828,000	2,435,810
Bond	7.750		04-14-21	COP	633,000,000	298,695
Bond	8.125		05-21-24		450,000	596,813
Bond	9.850		06-28-27	COP	510,000,000	280,693
Bond	10.375		01-28-33		391,000	613,870
Bond	11.750		02-25-20		1,109,000	1,532,084
Bond	12.000		10-22-15	COP	954,000,000	412,951
Costa Rica 1.1%						5,801,110
Republic of Costa Rica
Bond	4.250		01-26-23		4,334,000	4,117,300
Bond (S)	4.375		04-30-25		909,000	845,370
Bond (S)	7.000		04-04-44		816,000	838,440
Croatia 0.7%						3,978,596
Republic of Croatia
Bond	5.500		04-04-23		1,225,000	1,300,399
Bond	6.250		04-27-17		1,450,000	1,537,174
Bond	6.750		11-05-19		1,024,000	1,141,023

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Dominican Republic 1.9%						$10,120,604
Government of Dominican Republic
Bond (S)	5.875		04-18-24		1,420,000	1,505,200
Bond	6.600		01-28-24		2,459,000	2,692,605
Bond (S)	6.850		01-27-45		654,000	683,430
Bond (S)	7.450		04-30-44		647,000	727,875
Bond	7.500		05-06-21		3,489,000	3,925,125
Bond	9.040		01-23-18		541,680	586,369
El Salvador 0.8%						4,225,536
Republic of El Salvador
Bond (S)	6.375		01-18-27		272,000	276,760
Bond	7.650		06-15-35		1,995,000	2,099,738
Bond	7.750		01-24-23		1,135,000	1,274,038
Bond	8.250		04-10-32		500,000	575,000
Ethiopia 0.1%						714,783
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		713,000	714,783
Gabon 0.2%						901,067
Republic of Gabon
Note	6.375		12-12-24		277,684	280,322
Note	8.200		12-12-17		580,000	620,745
Ghana 0.2%						1,258,350
Republic of Ghana
Bond (S)	8.125		01-18-26		360,000	348,329
Note (S)	7.875		08-07-23		572,000	552,083
Note	8.500		10-04-17		345,000	357,938
Honduras 0.2%						947,340
Republic of Honduras Note	8.750		12-16-20		831,000	947,340
Hungary 0.5%						2,842,361
Republic of Hungary
Bond	4.125		02-19-18		390,000	407,063
Bond	4.375		07-04-17	EUR	442,000	531,701
Bond	5.000		03-30-16	GBP	104,000	164,398
Bond	5.375		03-25-24		88,000	98,877
Bond	5.750		11-22-23		458,000	526,357
Bond	6.000		01-11-19	EUR	331,000	436,296
Bond	6.375		03-29-21		582,000	677,669
Indonesia 2.0%						11,013,151
Republic of Indonesia
Bond	3.750		04-25-22		1,864,000	1,898,950
Bond	4.875		05-05-21		1,424,000	1,552,160
Bond	6.875		03-09-17		874,000	958,123
Bond	7.750		01-17-38		2,912,000	3,971,240
Bond	8.500		10-12-35		755,000	1,090,975
Bond (S)	11.625		03-04-19		1,157,000	1,541,703
Iraq 0.5%						2,986,838
Republic of Iraq Bond	5.800		01-15-28		3,463,000	2,986,838

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ivory Coast 1.2%						$6,591,106
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		916,000	876,456
Bond (P)	5.750		12-31-32		4,950,000	4,732,200
Bond (S)	6.375		03-03-28		980,000	982,450
Jamaica 0.5%						2,834,641
Government of Jamaica
Bond	7.625		07-09-25		2,036,000	2,270,140
Bond	8.000		06-24-19		510,000	564,501
Kazakhstan 0.1%						780,060
Republic of Kazakhstan
Bond (S)	3.875		10-14-24		400,000	387,000
Bond (S)	4.875		10-14-44		423,000	393,060
Kenya 0.4%						2,194,355
Republic of Kenya
Bond	6.875		06-24-24		431,000	454,705
Note (S)	5.875		06-24-19		1,074,000	1,110,870
Note (S)	6.875		06-24-24		596,000	628,780
Mexico 2.7%						14,708,897
Government of Mexico
Bond	4.000		10-02-23		776,000	815,576
Bond	4.600		01-23-46		4,851,000	4,832,809
Bond	4.750		03-08-44		1,154,000	1,184,870
Bond	5.550		01-21-45		3,222,000	3,681,135
Bond	6.050		01-11-40		1,484,000	1,797,495
Bond	6.250		06-16-16	MXN	20,689,000	1,386,627
Bond	10.000		12-05-24	MXN	11,969,000	1,010,385
Morocco 0.0%						75,869
Kingdom of Morocco Bond (S)	4.250		12-11-22		74,000	75,869
Mozambique 0.0%						228,033
Republic of Mozambique Bond	6.305		09-11-20		234,000	228,033
Nigeria 0.6%						3,157,250
Federal Republic of Nigeria
Bond (S)	6.375		07-12-23		526,000	553,352
Bond	6.375		07-12-23		859,000	903,668
Bond	6.750		01-28-21		1,589,000	1,700,230
Panama 1.1%						5,949,192
Republic of Panama
Bond	6.700		01-26-36		1,234,000	1,594,945
Bond	7.125		01-29-26		101,000	130,795
Bond	8.125		04-28-34		472,000	654,900
Bond	8.875		09-30-27		1,155,000	1,677,638
Bond	9.375		04-01-29		1,243,000	1,890,914
Paraguay 0.6%						3,097,102
Republic of Paraguay
Bond (S)	4.625		01-25-23		783,000	803,554
Bond	4.625		01-25-23		670,000	687,588
Bond (S)	6.100		08-11-44		1,487,000	1,605,960

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Peru 0.7%						$3,842,399
Republic of Peru
Bond	6.550		03-14-37		617,000	816,754
Bond	8.750		11-21-33		1,918,000	3,025,645
Philippines 0.6%						3,523,205
Republic of Philippines
Bond	3.950		01-20-40		943,000	996,751
Bond	7.750		01-14-31		1,051,000	1,571,245
Bond	9.500		02-02-30		569,000	955,209
Poland 0.1%						338,803
Republic of Poland Bond	5.000		03-23-22		297,000	338,803
Romania 0.4%						2,104,375
Government of Romania Bond	6.750		02-07-22		1,750,000	2,104,375
Russia 1.9%						10,246,289
Government of Russia
Bond	3.500		01-16-19		200,000	195,900
Bond	4.500		04-04-22		200,000	194,464
Bond	4.875		09-16-23		2,400,000	2,352,000
Bond	5.625		04-04-42		1,000,000	964,760
Bond	7.050		01-19-28	RUB	122,644,000	1,821,684
Bond (P)	7.500		03-31-30		460,176	538,281
Bond	8.150		02-03-27	RUB	16,000,000	265,580
Bond	12.750		06-24-28		1,189,000	1,878,620
Note	5.000		04-29-20		2,000,000	2,035,000
Serbia 0.3%						1,596,035
Republic of Serbia
Note	4.875		02-25-20		613,000	628,325
Note (S)	5.875		12-03-18		917,000	967,710
South Africa 0.9%						4,702,463
Republic of South Africa
Bond	4.665		01-17-24		1,223,000	1,282,364
Bond	5.875		05-30-22		486,000	546,944
Bond	5.875		09-16-25		1,540,000	1,754,830
Bond	6.875		05-27-19		975,000	1,118,325
Sri Lanka 0.3%						1,493,973
Republic of Sri Lanka Bond (S)	5.875		07-25-22		1,469,000	1,493,973
Trinidad And Tobago 0.3%						1,547,618
Republic of Trinidad & Tobago Bond (S)	4.375		01-16-24		1,443,000	1,547,618
Turkey 2.2%						11,945,390
Republic of Turkey
Bond	3.250		03-23-23		2,353,000	2,213,820
Bond	6.000		01-14-41		406,000	450,863
Bond	6.625		02-17-45		2,865,000	3,466,650
Bond	7.000		06-05-20		522,000	601,292
Bond	7.375		02-05-25		2,129,000	2,616,009
Bond	7.500		11-07-19		2,233,000	2,596,756

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

Rate (%	)	Maturity date	Par value^	Value
Uruguay 0.8%	$4,365,472
Republic of Uruguay
Bond	4.500	08-14-24	1,284,426	1,380,758
Bond	5.100	06-18-50	2,931,193	2,984,714
Venezuela 1.3%	7,021,423
Republic of Venezuela
Bond	5.750	02-26-16	4,737,000	4,038,293
Bond	7.750	10-13-19	5,180,300	2,408,840
Bond	13.625	08-15-18	810,000	574,290
Vietnam 0.2%	920,263
Socialist Republic of Vietnam Bond	6.875	01-15-16	887,000	920,263
Convertible bonds 0.2%	$1,221,423
(Cost $1,490,743)
United States 0.2%	1,221,423
Energy XXI, Ltd.	3.000	12-15-18	384,000	142,560
Hornbeck Offshore Services, Inc.	1.500	09-01-19	250,000	210,156
Jarden Corp.	1.125	03-15-34	110,000	127,188
RTI International Metals, Inc.	1.625	10-15-19	18,000	21,330
RTI International Metals, Inc.	3.000	12-01-15	257,000	288,161
SanDisk Corp.	0.500	10-15-20	230,000	236,613
Stone Energy Corp.	1.750	03-01-17	209,000	195,415
Structured notes (K) 0.4%	$2,240,966
(Cost $2,746,697)
Indonesia 0.4%	2,240,966
Republic of Indonesia (Deutsche Bank AG) Note (S)	7.000	05-17-22	IDR	30,200,000,000	2,240,966
Term loans (M) 3.1%	$16,845,740
(Cost $17,727,242)
Germany 0.3%	1,696,748
Styrolution Group GmbH	6.500	11-07-19	1,675,800	1,696,748
United States 2.8%	15,148,992
Albertson's Holdings LLC	5.500	08-25-21	2,225,000	2,247,250
Del Monte Foods, Inc.	8.250	08-18-21	1,095,000	985,500
Dell International LLC	4.500	04-29-20	2,678,886	2,687,073
Gates Global LLC	4.250	07-05-21	995,000	995,178
La Quinta Intermediate Holdings LLC	4.000	04-14-21	1,316,232	1,319,934
MA FinanceCo LLC	5.250	11-19-21	652,941	655,157
Old HB, Inc.	6.750	04-09-20	1,243,046	1,267,906
Texas Competitive Electric Holdings Company LLC (H)	4.700	10-10-17	4,483,433	2,752,828
Tribune Media Company	4.000	12-27-20	2,229,805	2,238,166
Asset backed securities 0.5%	$2,861,821
(Cost $2,973,538)
United States 0.5%	2,861,821
Brazil Loan Trust 1
Senior Secured Pass-Through Notes	5.477	07-24-23	214,617	216,763
Senior Secured Pass-Through Notes (S)	5.477	07-24-23	2,658,349	2,645,058

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

Shares	Value
Common stocks 0.1%	$438,171
(Cost $1,900,756)
United Kingdom 0.0%	52,970
Subsea 7 SA	4,768	52,970
United States 0.1%	385,201
Ciena Corp. (I)	10,252	218,368
EME Reorganization Trust	1,794,196	17,942
NRG Energy, Inc.	5,899	148,891
Preferred securities 0.0%	$106,608
(Cost $270,994)
United States 0.0%	106,608
SandRidge Energy, Inc., 8.500%	2,620	106,608
Yield (%)	Shares	Value
Short-term investments 3.5%	$18,736,899
(Cost $18,736,899)
Money market funds 3.5%	18,736,899
State Street Institutional Liquid Reserves Fund	0.0985%(Y	)	18,736,899	18,736,899
Total investments (Cost $540,149,281)† 98.2%	$532,976,432
Other assets and liabilities, net 1.8%	$9,875,065
Total net assets 100.0%	$542,851,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,787,278 or 27.2% of the fund's net assets as of 4-30-15.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $544,196,448. Net unrealized depreciation aggregated $11,220,016, of which $10,971,051 related to appreciated investment securities and $22,191,067 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS13

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$319,756,246	—	$319,756,246	—
Foreign government obligations	170,768,558	—	170,768,558	—
Convertible bonds	1,221,423	—	1,221,423	—
Structured notes	2,240,966	—	2,240,966	—
Term loans	16,845,740	—	16,845,740	—
Asset backed securities	2,861,821	—	2,861,821	—
Common stocks	438,171	$385,201	52,970	—
Preferred securities	106,608	106,608	—	—
Short-term investments	18,736,899	18,736,899	—	—
Total investments in securities	$532,976,432	$19,228,708	$513,747,724	—
Other Financial Instruments
Foreign forward currency contracts	($493,197)	—	($493,197)	—
Interest rate swaps	(67,014)	—	(67,014)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and my be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2015, the fund used forward foreign currency contracts to to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at April 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	3,298,053,000	USD	1,307,296	Citibank N.A.	5/6/2015	$77,136	—	$77,136
EUR	1,571,796	USD	1,713,286	Citibank N.A.	5/11/2015	51,742	—	51,742
GBP	43,063	USD	64,232	Citibank N.A.	5/11/2015	1,866	—	1,866
INR	167,956,564	USD	2,685,800	Citibank N.A.	5/7/2015	—	($42,628)	(42,628)
PLN	10,069,250	USD	2,703,130	Citibank N.A.	5/7/2015	93,826	—	93,826
USD	1,275,843	COP	3,298,053,000	Citibank N.A.	5/6/2015	—	(108,589)	(108,589)
USD	7,603,798	EUR	7,052,240	Citibank N.A.	5/11/2015	—	(315,414)	(315,414)
USD	3,772,347	GBP	2,551,403	Citibank N.A.	5/11/2015	—	(143,858)	(143,858)
USD	1,753,000	RUB	95,673,306	Citibank N.A.	5/12/2015	—	(100,167)	(100,167)
ZAR	31,860,714	USD	2,684,000	Citibank N.A.	5/8/2015	—	(7,111)	(7,111)
						$224,570	($717,767)	($493,197)

Currency abbreviations
COP	Colombian Peso	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2015, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of April 30, 2015.

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
$2,216,458	USD	$2,216,458	Fixed 2.077%	USD LIBOR BBA	Jan 2025	—	($8,034)	($8,034)
6,190,934	USD	6,190,934	Fixed 2.140%	USD LIBOR BBA	Jan 2025	—	(58,980)	(58,980)
		$8,407,392				—	($67,014)	($67,014)

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

16

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q3	04/15
This report is for the information of the shareholders of John Hancock Global Income Fund.		6/15

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsAbsolute Return Currency Fund

As of 4-30-15 (unaudited)
Short-term investments 101.6%					$1,604,246,518
(Cost $1,603,930,263)
	Yield	* (%)	Maturity date	Par value	Value
U.S. Government 98.3%					$1,552,893,183
U.S. Treasury Bills	0.064		05-21-15	50,000,000	50,000,300
U.S. Treasury Bills	0.068		05-28-15	40,000,000	40,000,160
U.S. Treasury Bills	0.068		06-04-15	500,000,000	499,995,500
U.S. Treasury Bills	0.073		09-03-15	157,000,000	156,994,505
U.S. Treasury Bills	0.078		10-15-15	100,000,000	99,982,600
U.S. Treasury Bills	0.091		10-22-15	250,000,000	249,975,750
U.S. Treasury Bills (D)	0.110		09-24-15	456,000,000	455,944,368
		Yield (%)		Shares	Value
Money market funds 3.3%					$51,353,335
State Street Institutional Liquid Reserves Fund		0.0985(Y	)	51,353,335	51,353,335
Total investments (Cost $1,603,930,263)† 101.6%					$1,604,246,518
Other assets and liabilities, net (1.6%)					($25,144,106)
Total net assets 100.0%					$1,579,102,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-15.
*	Yield represents the annualized yield at the date of purchase.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,603,930,263. Net unrealized appreciation aggregated $316,255, of which $316,255 related to appreciated investment securities and $0 related to depreciated investment securities.

The following table summarizes the forward foreign currency contracts held by the fund at 4-30-15:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	494,476,801	USD	377,551,287	Barclays Bank PLC Wholesale	6/17/2015	$12,807,991	—	$12,807,991
AUD	241,264,446	USD	183,090,763	Deutsche Bank AG London	6/17/2015	7,372,804	—	7,372,804
AUD	715,219,746	USD	545,073,731	J. Aron & Company	6/17/2015	19,548,642	—	19,548,642
AUD	155,049,280	USD	119,691,628	Morgan Stanley Capital Services, Inc.	6/17/2015	2,710,324	—	2,710,324
CAD	74,413,001	USD	60,305,820	Barclays Bank PLC Wholesale	6/17/2015	1,331,430	—	1,331,430
CAD	249,559,247	USD	200,217,380	Deutsche Bank AG London	6/17/2015	6,495,766	—	6,495,766
CAD	262,328,558	USD	211,694,998	J. Aron & Company	6/17/2015	5,595,135	—	5,595,135
CAD	148,987,472	USD	120,281,456	Morgan Stanley Capital Services, Inc.	6/17/2015	3,126,792	—	3,126,792
CHF	120,391,975	USD	121,424,080	Barclays Bank PLC Wholesale	6/17/2015	7,820,525	—	7,820,525
CHF	34,620,916	USD	34,588,057	Deutsche Bank AG London	6/17/2015	2,578,594	—	2,578,594
CHF	196,784,564	USD	196,709,087	Morgan Stanley Capital Services, Inc.	6/17/2015	14,545,386	—	14,545,386
EUR	304,018,180	USD	326,803,969	Barclays Bank PLC Wholesale	6/17/2015	14,753,738	—	14,753,738
EUR	206,139,290	USD	220,424,007	Deutsche Bank AG London	6/17/2015	11,168,929	—	11,168,929
EUR	233,009,721	USD	253,282,128	J. Aron & Company	6/17/2015	8,499,145	—	8,499,145
EUR	129,336,037	USD	141,001,864	Morgan Stanley Capital Services, Inc.	6/17/2015	4,304,315	—	4,304,315
GBP	105,224,230	USD	158,231,356	Barclays Bank PLC Wholesale	6/17/2015	3,238,975	—	3,238,975
GBP	108,907,941	USD	162,288,119	Deutsche Bank AG London	6/17/2015	4,834,997	—	4,834,997
GBP	37,253,013	USD	55,644,167	Morgan Stanley Capital Services, Inc.	6/17/2015	1,521,909	—	1,521,909
JPY	40,943,207,896	USD	338,802,537	Barclays Bank PLC Wholesale	6/17/2015	4,249,813	—	4,249,813
JPY	16,647,514,901	USD	137,615,995	Deutsche Bank AG London	6/17/2015	1,869,147	—	1,869,147
JPY	115,035,249,397	USD	949,953,209	J. Aron & Company	6/17/2015	13,896,830	—	13,896,830
JPY	6,061,882,006	USD	50,597,931	Morgan Stanley Capital Services, Inc.	6/17/2015	192,980	—	192,980

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
NOK	2,548,774,407	USD	317,055,480	Barclays Bank PLC Wholesale	6/17/2015	21,028,077	—	21,028,077
NOK	3,061,493,816	USD	375,508,289	Deutsche Bank AG London	6/17/2015	30,585,208	—	30,585,208
NOK	2,705,774,179	USD	334,360,083	J. Aron & Company	6/17/2015	24,548,791	—	24,548,791
NOK	2,389,988,274	USD	296,166,242	Morgan Stanley Capital Services, Inc.	6/17/2015	20,855,038	—	20,855,038
NZD	63,084,827	USD	46,861,176	Barclays Bank PLC Wholesale	6/17/2015	1,083,647	—	1,083,647
NZD	384,498,535	USD	287,536,559	Deutsche Bank AG London	6/17/2015	4,684,486	—	4,684,486
NZD	188,724,297	USD	141,566,558	J. Aron & Company	6/17/2015	1,864,967	—	1,864,967
NZD	64,688,259	USD	48,620,353	Morgan Stanley Capital Services, Inc.	6/17/2015	543,086	—	543,086
SEK	1,117,007,087	USD	130,954,806	Barclays Bank PLC Wholesale	6/17/2015	3,197,613	—	3,197,613
SEK	558,407,518	USD	65,078,200	Deutsche Bank AG London	6/17/2015	1,986,476	—	1,986,476
SEK	1,365,000,782	USD	159,245,539	J. Aron & Company	6/17/2015	4,690,893	—	4,690,893
SEK	283,377,516	USD	32,995,379	Morgan Stanley Capital Services, Inc.	6/17/2015	1,038,227	—	1,038,227
SGD	61,997,149	USD	45,504,369	Deutsche Bank AG London	6/17/2015	1,311,429	—	1,311,429
SGD	247,530,774	USD	182,950,278	J. Aron & Company	6/17/2015	3,967,197	—	3,967,197
SGD	28,551,666	USD	21,238,742	Morgan Stanley Capital Services, Inc.	6/17/2015	321,427	—	321,427
USD	107,308,395	AUD	139,908,667	Barclays Bank PLC Wholesale	6/17/2015	—	($3,140,966)	(3,140,966)
USD	107,512,961	AUD	139,342,722	Deutsche Bank AG London	6/17/2015	—	(2,489,621)	(2,489,621)
USD	78,821,832	AUD	101,262,084	J. Aron & Company	6/17/2015	—	(1,118,407)	(1,118,407)
USD	112,755,472	CAD	140,864,957	Barclays Bank PLC Wholesale	6/17/2015	—	(3,924,790)	(3,924,790)
USD	262,057,398	CAD	333,112,014	Deutsche Bank AG London	6/17/2015	—	(13,863,585)	(13,863,585)
USD	150,454,247	CAD	187,333,324	J. Aron & Company	6/17/2015	—	(4,716,364)	(4,716,364)
USD	117,095,722	CAD	147,668,098	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(5,219,671)	(5,219,671)
USD	355,469,454	CHF	351,797,455	J. Aron & Company	6/17/2015	—	(22,196,276)	(22,196,276)
USD	118,395,272	EUR	110,459,496	Barclays Bank PLC Wholesale	6/17/2015	—	(5,703,530)	(5,703,530)
USD	470,262,340	EUR	441,382,337	Deutsche Bank AG London	6/17/2015	—	(25,620,962)	(25,620,962)
USD	361,492,930	EUR	335,282,144	J. Aron & Company	6/17/2015	—	(15,189,149)	(15,189,149)
USD	221,018,359	EUR	203,499,610	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(7,608,956)	(7,608,956)
USD	314,345,169	GBP	210,714,056	Barclays Bank PLC Wholesale	6/17/2015	—	(9,003,061)	(9,003,061)
USD	124,329,349	GBP	83,552,485	Deutsche Bank AG London	6/17/2015	—	(3,884,917)	(3,884,917)
USD	356,779,473	GBP	237,769,583	J. Aron & Company	6/17/2015	—	(8,086,424)	(8,086,424)
USD	118,332,192	GBP	79,067,295	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(2,999,390)	(2,999,390)
USD	122,247,818	JPY	14,623,797,816	Barclays Bank PLC Wholesale	6/17/2015	—	(281,129)	(281,129)
USD	25,676,885	JPY	3,058,017,415	Deutsche Bank AG London	6/17/2015	54,563	—	54,563
USD	46,399,225	JPY	5,567,664,905	J. Aron & Company	6/17/2015	—	(250,772)	(250,772)
USD	372,942,086	JPY	44,540,790,134	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(253,456)	(253,456)
USD	254,908,891	NOK	2,019,728,915	Barclays Bank PLC Wholesale	6/17/2015	—	(12,999,139)	(12,999,139)
USD	362,919,162	NOK	2,871,030,597	Deutsche Bank AG London	6/17/2015	—	(17,910,239)	(17,910,239)
USD	76,648,214	NOK	615,341,491	J. Aron & Company	6/17/2015	—	(4,974,089)	(4,974,089)
USD	126,948,191	NOK	983,360,981	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(3,490,257)	(3,490,257)
USD	173,818,907	NZD	237,037,868	Barclays Bank PLC Wholesale	6/17/2015	—	(6,331,203)	(6,331,203)
USD	320,025,199	NZD	442,735,407	Deutsche Bank AG London	6/17/2015	—	(16,456,197)	(16,456,197)
USD	450,072,094	NZD	619,841,327	J. Aron & Company	6/17/2015	—	(21,010,796)	(21,010,796)
USD	206,312,640	NZD	276,746,465	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(4,016,229)	(4,016,229)
USD	286,719,172	SEK	2,456,815,269	Barclays Bank PLC Wholesale	6/17/2015	—	(8,344,049)	(8,344,049)
USD	133,015,964	SEK	1,155,738,878	Deutsche Bank AG London	6/17/2015	—	(5,788,140)	(5,788,140)
USD	214,319,918	SEK	1,842,288,942	J. Aron & Company	6/17/2015	—	(6,938,766)	(6,938,766)
USD	452,931,005	SEK	3,786,561,516	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(1,834,582)	(1,834,582)
USD	297,103,594	SGD	412,885,595	Barclays Bank PLC Wholesale	6/17/2015	—	(14,677,976)	(14,677,976)
USD	77,803,241	SGD	107,972,889	Deutsche Bank AG London	6/17/2015	—	(3,730,135)	(3,730,135)
USD	350,808,418	SGD	488,426,387	J. Aron & Company	6/17/2015	—	(18,016,137)	(18,016,137)
USD	390,291,933	SGD	539,067,452	Morgan Stanley Capital Services, Inc.	6/17/2015	—	(16,773,121)	(16,773,121)
						$274,225,292	($298,842,481)	($24,617,189)

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	U.S. Dollar
JPY	Japanese Yen

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2015, the fund used forward foreign currency contracts to gain exposure to foreign currencies and as a substitute for securities purchase (or to be purchased). Forward foreign currency contracts are presented in a table at the end of the Fund's investments.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q3	04/15
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		6/15

John Hancock

Fundamental Large Cap Core Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsFundamental Large Cap Core Fund

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 97.4%		$55,643,976
(Cost $47,045,275)
Consumer discretionary 22.1%		12,627,781
Hotels, restaurants and leisure 1.3%
Starbucks Corp.	14,559	721,835
Household durables 7.4%
Lennar Corp., Class A	44,260	2,027,108
NVR, Inc. (I)	830	1,100,987
Tempur Sealy International, Inc. (I)	18,092	1,101,984
Internet and catalog retail 6.4%
Amazon.com, Inc. (I)	8,736	3,684,670
Specialty retail 3.9%
CarMax, Inc. (I)	15,266	1,039,767
Lowe's Companies, Inc.	16,916	1,164,836
Textiles, apparel and luxury goods 3.1%
adidas AG	8,030	657,945
Ralph Lauren Corp.	8,460	1,128,649
Consumer staples 3.9%		2,216,767
Beverages 3.9%
Diageo PLC, ADR	6,150	682,773
PepsiCo, Inc.	9,714	923,996
SABMiller PLC	11,524	609,998
Energy 8.8%		5,019,606
Energy equipment and services 2.8%
Schlumberger, Ltd.	17,064	1,614,425
Oil, gas and consumable fuels 6.0%
Apache Corp.	9,110	623,124
Cabot Oil & Gas Corp.	15,902	537,806
Chevron Corp.	4,399	488,553
Exxon Mobil Corp.	5,619	490,932
Occidental Petroleum Corp.	11,564	926,276
Southwestern Energy Company (I)	12,076	338,490
Financials 25.9%		14,798,239
Banks 13.7%
Bank of America Corp.	157,289	2,505,614
Citigroup, Inc.	44,375	2,366,075
JPMorgan Chase & Co.	37,631	2,380,537
Wells Fargo & Company	10,956	603,676
Capital markets 7.3%
Morgan Stanley	24,879	928,235
State Street Corp.	6,950	535,984
T. Rowe Price Group, Inc.	12,320	1,000,138
The Goldman Sachs Group, Inc.	8,572	1,683,712
Consumer finance 1.3%
American Express Company	9,296	719,975
Insurance 3.6%
American International Group, Inc.	29,212	1,644,343
Prudential Financial, Inc.	5,269	429,950

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Core Fund

	Shares	Value
Health care 7.1%		$4,073,787
Biotechnology 2.0%
Amgen, Inc.	7,207	1,138,057
Health care equipment and supplies 1.6%
Medtronic PLC	12,046	896,825
Pharmaceuticals 3.5%
Merck & Company, Inc.	17,351	1,033,426
Novartis AG, ADR	9,877	1,005,479
Industrials 6.3%		3,622,914
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	5,897	592,825
Industrial conglomerates 2.9%
Danaher Corp.	7,000	573,160
General Electric Company	40,678	1,101,560
Machinery 0.8%
Caterpillar, Inc.	4,967	431,533
Professional services 1.6%
IHS, Inc., Class A (I)	7,363	923,836
Information technology 23.3%		13,284,882
Communications equipment 3.9%
Cisco Systems, Inc.	40,952	1,180,646
QUALCOMM, Inc.	15,490	1,053,320
Internet software and services 11.7%
Alibaba Group Holding, Ltd., ADR (I)	1,181	96,003
eBay, Inc. (I)	24,679	1,437,799
Facebook, Inc., Class A (I)	26,862	2,115,920
Google, Inc., Class A (I)	1,952	1,071,199
Google, Inc., Class C (I)	1,957	1,051,767
LinkedIn Corp., Class A (I)	3,593	905,903
Software 1.0%
Oracle Corp.	12,178	531,204
Technology hardware, storage and peripherals 6.7%
Apple, Inc.	23,811	2,979,947
EMC Corp.	32,002	861,174
Short-term investments 3.4%		$1,976,000
(Cost $1,976,000)
Repurchase agreement 3.4%		1,976,000
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $1,976,004 on 5-1-15, collateralized by $1,873,100 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 (valued at $2,015,631, including interest)	1,976,000	1,976,000
Total investments (Cost $49,021,275)† 100.8%		$57,619,976
Other assets and liabilities, net (0.8%)		($471,980)
Total net assets 100.0%		$57,147,996

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $49,118,204. Net unrealized appreciation aggregated $8,501,772, of which $8,943,597 related to appreciated investment securities and $441,825 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$12,627,781	$11,969,836	$657,945	—
Consumer staples	2,216,767	1,606,769	609,998	—
Energy	5,019,606	5,019,606	—	—
Financials	14,798,239	14,798,239	—	—
Health care	4,073,787	4,073,787	—	—
Industrials	3,622,914	3,622,914	—	—
Information technology	13,284,882	13,284,882	—	—
Short-term investments	1,976,000	—	1,976,000	—
Total investments in securities	$57,619,976	$54,376,033	$3,243,943	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	372Q3	04/15
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.		6/15

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsFundamental Large Cap Value Fund

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 98.4%		$1,350,558,310
(Cost $1,045,009,028)
Consumer discretionary 13.3%		182,033,070
Household durables 7.8%
Lennar Corp., Class A	1,125,610	51,552,941
NVR, Inc. (I)	17,555	23,286,532
Tempur Sealy International, Inc. (I)	536,907	32,703,005
Specialty retail 2.8%
Lowe's Companies, Inc.	553,361	38,104,438
Textiles, apparel and luxury goods 2.7%
adidas AG	444,081	36,386,154
Consumer staples 9.9%		135,284,598
Beverages 5.4%
Diageo PLC, ADR	139,551	15,492,952
Heineken Holding NV	202,627	14,124,999
PepsiCo, Inc.	242,560	23,072,307
SABMiller PLC	414,082	21,918,549
Food products 1.0%
Danone SA	188,477	13,638,592
Household products 1.2%
The Procter & Gamble Company	201,046	15,985,167
Tobacco 2.3%
Imperial Tobacco Group PLC	355,376	17,353,186
Philip Morris International, Inc.	164,117	13,698,846
Energy 10.8%		148,438,335
Energy equipment and services 2.0%
National Oilwell Varco, Inc.	189,379	10,304,111
Weatherford International PLC (I)	1,216,329	17,697,587
Oil, gas and consumable fuels 8.8%
Apache Corp.	343,788	23,515,099
Cabot Oil & Gas Corp.	623,854	21,098,742
Chevron Corp.	186,730	20,738,234
Exxon Mobil Corp.	153,660	13,425,274
Occidental Petroleum Corp.	414,610	33,210,261
Southwestern Energy Company (I)	301,428	8,449,027
Financials 34.4%		472,689,992
Banks 17.2%
Bank of America Corp.	3,849,527	61,322,965
CIT Group, Inc.	595,841	26,830,720
Citigroup, Inc.	1,106,961	59,023,161
JPMorgan Chase & Co.	1,059,913	67,050,096
Wells Fargo & Company	385,816	21,258,462
Capital markets 11.3%
AllianceBernstein Holding LP	1,152,669	36,136,173
Morgan Stanley	1,070,864	39,953,936
State Street Corp.	282,324	21,772,827
The Goldman Sachs Group, Inc.	295,115	57,966,488
Consumer finance 1.7%
Santander Consumer USA Holdings, Inc.	929,965	22,960,836

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

	Shares	Value
Financials (continued)
Insurance 4.2%
American International Group, Inc.	1,037,739	$58,414,328
Health care 6.4%		88,175,598
Biotechnology 1.2%
Amgen, Inc.	106,230	16,774,779
Health care equipment and supplies 1.9%
Medtronic PLC	344,173	25,623,680
Pharmaceuticals 3.3%
Merck & Company, Inc.	370,056	22,040,535
Novartis AG, ADR	233,169	23,736,604
Industrials 9.2%		126,387,296
Air freight and logistics 1.7%
FedEx Corp.	141,347	23,968,211
Electrical equipment 1.8%
Sensata Technologies Holding NV (I)	441,967	24,400,998
Industrial conglomerates 4.5%
Danaher Corp.	223,445	18,295,677
General Electric Company	1,581,228	42,819,654
Trading companies and distributors 1.2%
United Rentals, Inc. (I)	175,013	16,902,756
Information technology 12.3%		168,778,450
Communications equipment 3.8%
Cisco Systems, Inc.	918,004	26,466,055
QUALCOMM, Inc.	381,847	25,965,596
Software 2.7%
Microsoft Corp.	494,229	24,039,299
Oracle Corp.	303,786	13,251,145
Technology hardware, storage and peripherals 5.8%
Apple, Inc.	385,601	48,257,965
Samsung Electronics Company, Ltd.	23,477	30,798,390
Materials 2.1%		28,770,971
Paper and forest products 2.1%
Louisiana-Pacific Corp. (I)	1,887,859	28,770,971
	Par value	Value
Short-term investments 1.4%		$18,895,000
(Cost $18,895,000)
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $18,437,041 on 5-1-15, collateralized by $18,361,500 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 to 1-15-23 (valued at $18,805,791, including interest)	18,437,000	18,437,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $458,000 on 5-1-15, collateralized by $465,000 U.S. Treasury Notes, 1.500% due 11-30-19 (valued at $470,813, including interest)	458,000	458,000
Total investments (Cost $1,063,904,028)† 99.8%		$1,369,453,310
Other assets and liabilities, net 0.2%		$2,723,282
Total net assets 100.0%		$1,372,176,592

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

The percentage shown for each investment is the total value of the category at a percentage of net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,063,619,966. Net unrealized appreciation aggregated $305,833,344, of which $321,581,971 related to appreciated investment securities and $15,748,627 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$182,033,070	$145,646,916	$36,386,154	—
Consumer staples	135,284,598	68,249,272	67,035,326	—
Energy	148,438,335	148,438,335	—	—
Financials	472,689,992	472,689,992	—	—
Health care	88,175,598	88,175,598	—	—
Industrials	126,387,296	126,387,296	—	—
Information technology	168,778,450	137,980,060	30,798,390	—
Materials	28,770,971	28,770,971	—	—
Short-term investments	18,895,000	—	18,895,000	—
Total investments in securities	$1,369,453,310	$1,216,338,440	$153,114,870	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q3	04/15
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		6/15

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsFundamental All Cap Core Fund

As of 4-30-15 (unaudited)
	Shares	Value
Common stocks 98.4%		$146,578,487
(Cost $132,321,082)
Consumer discretionary 28.4%		42,281,074
Hotels, restaurants and leisure 1.2%
Starbucks Corp.	37,439	1,856,225
Household durables 8.8%
Lennar Corp., Class A	148,245	6,789,621
NVR, Inc. (I)	2,201	2,919,604
Tempur Sealy International, Inc. (I)	55,270	3,366,496
Internet and catalog retail 7.9%
Amazon.com, Inc. (I)	27,741	11,700,599
Specialty retail 5.1%
CarMax, Inc. (I)	44,024	2,998,475
Group 1 Automotive, Inc.	28,303	2,235,371
Lowe's Companies, Inc.	35,162	2,421,255
Textiles, apparel and luxury goods 5.4%
adidas AG	53,810	4,408,968
Ralph Lauren Corp.	26,868	3,584,460
Consumer staples 2.2%		3,201,462
Beverages 2.2%
Diageo PLC, ADR	10,717	1,189,801
SABMiller PLC	38,004	2,011,661
Energy 7.0%		10,444,237
Energy equipment and services 4.1%
National Oilwell Varco, Inc.	17,481	951,141
Schlumberger, Ltd.	26,934	2,548,226
Weatherford International PLC (I)	175,828	2,558,297
Oil, gas and consumable fuels 2.9%
Cabot Oil & Gas Corp.	62,101	2,100,256
Range Resources Corp.	35,971	2,286,317
Financials 28.1%		41,805,463
Banks 10.6%
Bank of America Corp.	425,141	6,772,496
CIT Group, Inc.	58,600	2,638,758
Citigroup, Inc.	120,075	6,402,399
Capital markets 12.2%
AllianceBernstein Holding LP	175,744	5,509,574
Morgan Stanley	119,811	4,470,148
T. Rowe Price Group, Inc.	38,809	3,150,515
The Goldman Sachs Group, Inc.	25,768	5,061,351
Consumer finance 1.9%
Santander Consumer USA Holdings, Inc.	114,933	2,837,696
Insurance 3.4%
American International Group, Inc.	88,160	4,962,526
Health care 3.7%		5,577,959
Biotechnology 1.8%
Amgen, Inc.	17,457	2,756,635

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

	Shares	Value
Health care (continued)
Health care providers and services 1.5%
AMN Healthcare Services, Inc. (I)	96,072	$2,191,402
Health care technology 0.4%
Castlight Health, Inc., B Shares (I)	83,655	629,922
Industrials 7.6%		11,371,888
Aerospace and defense 1.6%
TransDigm Group, Inc.	11,205	2,376,917
Electrical equipment 1.6%
Sensata Technologies Holding NV (I)	44,177	2,439,012
Machinery 0.3%
The Manitowoc Company, Inc.	20,804	410,463
Professional services 1.6%
IHS, Inc., Class A (I)	19,623	2,462,098
Trading companies and distributors 2.5%
United Rentals, Inc. (I)	21,769	2,102,450
WESCO International, Inc. (I)	21,915	1,580,948
Information technology 19.4%		28,887,815
Communications equipment 1.9%
QUALCOMM, Inc.	40,338	2,742,984
Internet software and services 13.6%
Alibaba Group Holding, Ltd., ADR (I)	4,075	331,257
Bankrate, Inc. (I)	162,868	2,019,563
eBay, Inc. (I)	68,008	3,962,146
Facebook, Inc., Class A (I)	72,332	5,697,592
Google, Inc., Class A (I)	5,445	2,988,053
Google, Inc., Class C (I)	3,912	2,101,917
LinkedIn Corp., Class A (I)	12,604	3,177,847
IT services 1.3%
Blackhawk Network Holdings, Inc., Class B (I)	53,039	1,947,062
Software 1.4%
Workday, Inc., Class A (I)	23,436	2,137,598
Technology hardware, storage and peripherals 1.2%
NetApp, Inc.	49,153	1,781,796
Materials 2.0%		3,008,589
Paper and forest products 2.0%
Louisiana-Pacific Corp. (I)	197,414	3,008,589
	Par value	Value
Short-term investments 1.0%		$1,493,000
(Cost $1,493,000)
Repurchase agreement 1.0%		1,493,000
Barclays Tri-Party Repurchase Agreement dated 4-30-15 at 0.080% to be repurchased at $1,493,003 on 5-1-15, collateralized by $1,415,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 (valued at $1,522,887, including interest)	1,493,000	1,493,000
Total investments (Cost $133,814,082)† 99.4%		$148,071,487
Other assets and liabilities, net 0.6%		$863,814
Total net assets 100.0%		$148,935,301

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $133,891,564. Net unrealized appreciation aggregated $14,179,923 of which $16,636,109 related to appreciated investment securities and $2,456,186 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$42,281,074	$37,872,106	$4,408,968	—
Consumer staples	3,201,462	1,189,801	2,011,661	—
Energy	10,444,237	10,444,237	—	—
Financials	41,805,463	41,805,463	—	—
Health care	5,577,959	5,577,959	—	—
Industrials	11,371,888	11,371,888	—	—
Information technology	28,887,815	28,887,815	—	—
Materials	3,008,589	3,008,589	—	—
Short-term investments	1,493,000	—	1,493,000	—
Total investments in securities	$148,071,487	$140,157,858	$7,913,629	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q3	04/15
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		6/15

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsDiversified Strategies Fund

As of 4-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 27.4%					$11,241,222
(Cost $10,670,837)
Consumer discretionary 2.7%					1,110,736
Auto components 0.3%
Dana Holding Corp.	6.000		09-15-23	50,000	53,125
Delphi Corp.	5.000		02-15-23	80,000	86,200
Automobiles 0.4%
Ford Motor Company	4.750		01-15-43	10,000	10,445
Ford Motor Credit Company LLC	5.875		08-02-21	70,000	81,825
General Motors Financial Company, Inc.	4.000		01-15-25	40,000	40,264
General Motors Financial Company, Inc.	4.375		09-25-21	25,000	26,560
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (S)	9.125		05-01-19	150,000	162,938
MGM Resorts International	6.000		03-15-23	35,000	36,225
Internet and catalog retail 0.1%
Amazon.com, Inc.	4.950		12-05-44	45,000	47,750
Media 0.3%
AMC Entertainment, Inc.	5.875		02-15-22	35,000	36,313
Cinemark USA, Inc.	4.875		06-01-23	30,000	30,336
Sirius XM Radio, Inc. (S)	5.250		08-15-22	70,000	74,025
Multiline retail 0.5%
Family Tree Escrow LLC (S)	5.750		03-01-23	15,000	15,750
Macy's Retail Holdings, Inc.	7.875		08-15-36	175,000	188,805
Specialty retail 0.4%
AutoNation, Inc.	5.500		02-01-20	50,000	55,000
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	50,000	48,250
L Brands, Inc.	6.625		04-01-21	50,000	57,250
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250		06-15-21	55,000	59,675
Consumer staples 0.8%					328,704
Beverages 0.1%
Constellation Brands, Inc.	4.250		05-01-23	30,000	30,863
Constellation Brands, Inc.	4.750		11-15-24	15,000	15,900
Food and staples retailing 0.0%
Rite Aid Corp. (S)	6.125		04-01-23	5,000	5,181
Food products 0.1%
HJ Heinz Company (S)	4.875		02-15-25	30,000	32,760
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	50,000	50,000
Tobacco 0.5%
Alliance One International, Inc.	9.875		07-15-21	100,000	87,000
Vector Group, Ltd.	7.750		02-15-21	100,000	107,000
Energy 3.6%					1,461,139
Energy equipment and services 0.1%
Teine Energy, Ltd. (S)	6.875		09-30-22	20,000	19,850
TerraForm Power Operating LLC (S)	5.875		02-01-23	20,000	20,850
Oil, gas and consumable fuels 3.5%
California Resources Corp.	5.500		09-15-21	20,000	18,950
California Resources Corp.	6.000		11-15-24	40,000	37,650

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chesapeake Energy Corp.	5.750		03-15-23	20,000	$19,200
Cimarex Energy Company	4.375		06-01-24	35,000	35,438
CSI Compressco LP (S)	7.250		08-15-22	20,000	18,200
Ecopetrol SA	5.875		09-18-23	150,000	162,938
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	35,000	37,195
EP Energy LLC	7.750		09-01-22	20,000	21,000
EV Energy Partners LP	8.000		04-15-19	100,000	97,000
Halcon Resources Corp.	8.875		05-15-21	30,000	23,430
Kinder Morgan Energy Partners LP	5.800		03-15-35	200,000	208,078
Newfield Exploration Company	5.750		01-30-22	100,000	106,000
Pertamina Persero PT (S)	5.250		05-23-21	200,000	213,250
Pertamina Persero PT (S)	6.450		05-30-44	200,000	213,500
Petroleos Mexicanos	5.500		01-21-21	75,000	82,313
Summit Midstream Holdings LLC	7.500		07-01-21	30,000	31,200
Williams Partners LP	4.875		05-15-23	15,000	15,219
Williams Partners LP	4.875		03-15-24	30,000	30,753
WPX Energy, Inc.	6.000		01-15-22	50,000	49,125
Financials 9.2%					3,788,776
Banks 4.4%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250		04-15-24	200,000	148,040
Bank of America Corp.	4.200		08-26-24	25,000	25,267
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR +3.705%) (Q)	6.250		09-05-24	35,000	35,853
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	35,000	37,406
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	200,000	213,866
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	60,000	57,120
HBOS PLC (S)	6.000		11-01-33	95,000	108,043
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150		05-01-23	50,000	48,469
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	65,000	71,000
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	100,000	106,500
Rabobank Nederland NV	3.875		02-08-22	85,000	90,964
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	200,000	257,000
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	200,000	187,250
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	200,000	212,500
Synovus Financial Corp.	7.875		02-15-19	20,000	22,600
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	30,000	29,213
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	55,000	57,613
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	100,000	110,375
Capital markets 0.3%
Ares Capital Corp.	3.875		01-15-20	35,000	35,588
FS Investment Corp.	4.000		07-15-19	35,000	35,464
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	20,000	20,100
The Goldman Sachs Group, Inc.	5.750		01-24-22	10,000	11,589
Consumer finance 0.3%
Ally Financial, Inc.	5.125		09-30-24	65,000	67,438
American Express Company	3.625		12-05-24	20,000	20,264

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Credit Acceptance Corp.	6.125		02-15-21	40,000	$39,200
Diversified financial services 0.3%
Nationstar Mortgage LLC	6.500		07-01-21	20,000	19,500
Nationstar Mortgage LLC	7.875		10-01-20	30,000	30,900
NewStar Financial, Inc. (S)	7.250		05-01-20	25,000	25,313
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	54,000	56,565
Insurance 2.7%
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	40,000	42,252
AXA SA	8.600		12-15-30	200,000	279,896
CNA Financial Corp.	7.250		11-15-23	100,000	123,119
Liberty Mutual Group, Inc. (S)	6.500		03-15-35	50,000	61,218
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-15-87	200,000	246,020
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000		10-18-42	200,000	215,778
Pacific LifeCorp. (S)	6.000		02-10-20	25,000	28,461
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	10,000	10,275
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	10,000	10,850
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	50,000	52,375
USI, Inc. (S)	7.750		01-15-21	40,000	41,000
Real estate investment trusts 1.2%
American Tower Corp.	4.700		03-15-22	40,000	42,626
ARC Properties Operating Partnership LP	4.600		02-06-24	45,000	44,156
Crown Castle Towers LLC (S)	6.113		01-15-20	100,000	113,941
Education Realty Operating Partnership LP	4.600		12-01-24	20,000	20,768
Iron Mountain, Inc.	5.750		08-15-24	45,000	46,519
Iron Mountain, Inc.	6.000		08-15-23	45,000	47,925
MPT Operating Partnership LP	6.375		02-15-22	35,000	37,800
MPT Operating Partnership LP	6.875		05-01-21	100,000	107,500
Omega Healthcare Investors, Inc. (S)	4.500		01-15-25	25,000	25,372
Thrifts and mortgage finance 0.0%
Stearns Holdings, Inc. (S)	9.375		08-15-20	10,000	9,925
Health care 0.7%					265,306
Health care equipment and supplies 0.1%
Crimson Merger Sub, Inc. (S)	6.625		05-15-22	25,000	22,219
Health care providers and services 0.4%
HCA, Inc.	5.250		04-15-25	30,000	32,513
HCA, Inc.	7.500		02-15-22	100,000	117,000
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800		03-15-25	20,000	20,224
Mallinckrodt International Finance SA (S)	5.500		04-15-25	5,000	5,100
Mallinckrodt International Finance SA (S)	5.750		08-01-22	25,000	25,875
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	20,000	20,700
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	20,000	21,675
Industrials 4.1%					1,689,991
Aerospace and defense 0.7%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	20,000	20,675
Huntington Ingalls Industries, Inc.	7.125		03-15-21	75,000	80,438
Lockheed Martin Corp.	2.900		03-01-25	43,000	42,997

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	150,000	$134,250
Airlines 1.3%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	74,184	80,675
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	22,997	24,492
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		01-02-18	15,028	15,629
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	61,114	70,892
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	121,025	142,652
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		07-02-18	123,699	135,760
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	35,000	36,575
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	20,000	20,600
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	21,553	24,624
Commercial services and supplies 0.4%
Ahern Rentals, Inc. (S)	9.500		06-15-18	20,000	21,580
Casella Waste Systems, Inc.	7.750		02-15-19	40,000	40,800
Safway Group Holding LLC (S)	7.000		05-15-18	100,000	101,250
Construction and engineering 0.1%
Tutor Perini Corp.	7.625		11-01-18	50,000	51,875
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	5,000	5,063
Industrial conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-14-15	200,000	181,000
Tenedora Nemak SA de CV (S)	5.500		02-28-23	20,000	21,002
Machinery 0.2%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	10,000	10,200
SPL Logistics Escrow LLC (S)	8.875		08-01-20	24,000	25,260
Trinity Industries, Inc.	4.550		10-01-24	30,000	29,614
Road and rail 0.1%
Penske Truck Leasing Company LP (S)	3.375		02-01-22	45,000	44,751
Trading companies and distributors 0.6%
Ahern Rentals, Inc.	7.375		05-15-23	25,000	25,000
Aircastle, Ltd.	5.500		02-15-22	15,000	16,013
Aircastle, Ltd.	6.250		12-01-19	25,000	27,625
International Lease Finance Corp. (S)	7.125		09-01-18	100,000	113,250
United Rentals North America, Inc.	5.500		07-15-25	20,000	20,261
United Rentals North America, Inc.	5.750		11-15-24	25,000	25,688
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	100,000	99,500
Information technology 0.7%					304,462
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250		10-15-22	20,000	21,600
Internet software and services 0.1%
Ancestry.com, Inc.	11.000		12-15-20	45,000	51,188
VeriSign, Inc. (S)	5.250		04-01-25	20,000	20,674
IT services 0.5%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	200,000	211,000
Materials 1.5%					632,350
Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	100,000	103,750

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	$47,419
Platform Specialty Products Corp. (S)	6.500		02-01-22	35,000	36,575
Construction materials 0.2%
American Gilsonite Company (S)	11.500		09-01-17	70,000	60,900
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,056
Vulcan Materials Company	4.500		04-01-25	15,000	15,225
Containers and packaging 0.1%
Tekni-Plex, Inc. (S)	9.750		06-01-19	28,000	30,030
Metals and mining 0.8%
Commercial Metals Company	7.350		08-15-18	75,000	81,375
Rain CII Carbon LLC (S)	8.000		12-01-18	40,000	37,200
Vale Overseas, Ltd.	4.625		09-15-20	200,000	204,820
Telecommunication services 2.5%					1,020,514
Diversified telecommunication services 1.2%
AT&T, Inc.	4.750		05-15-46	20,000	19,546
GCI, Inc. (S)	6.875		04-15-25	15,000	15,375
GTP Acquisition Partners I LLC (S)	4.704		05-15-18	50,000	50,874
T-Mobile USA, Inc.	6.250		04-01-21	15,000	15,675
Telecom Italia Capital SA	6.999		06-04-18	35,000	38,981
Telecom Italia Capital SA	7.200		07-18-36	100,000	114,500
Telefonica Emisiones SAU	5.134		04-27-20	200,000	224,153
Wireless telecommunication services 1.3%
Digicel Group, Ltd. (S)	8.250		09-30-20	200,000	206,280
Millicom International Cellular SA (S)	6.625		10-15-21	200,000	212,750
Ooredoo International Finance, Ltd. (S)	7.875		06-10-19	100,000	122,380
Utilities 1.6%					639,244
Electric utilities 1.4%
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	100,000	104,750
Israel Electric Corp., Ltd. (S)	5.625		06-21-18	200,000	216,250
Majapahit Holding BV (S)	7.750		01-20-20	150,000	176,088
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650		06-15-67	10,000	10,025
NRG Yield Operating LLC (S)	5.375		08-15-24	20,000	20,750
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	35,000	39,412
Independent power and renewable electricity producers 0.1%
Dynegy, Inc. (S)	7.625		11-01-24	35,000	37,625
Multi-utilities 0.1%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110		12-01-66	35,000	34,344
U.S. Government and Agency obligations 9.0%					$3,665,644
(Cost $3,652,844)
U.S. Government 5.6%					2,269,746
U.S. Treasury
Bond	3.000		11-15-44	225,000	236,654
Bond	3.125		02-15-42	70,000	75,272
Note	1.000		03-15-18	590,000	591,890
Treasury Inflation Protected Security	0.125		04-15-17	224,220	229,019

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.250		01-15-25	475,613		$481,744
Treasury Inflation Protected Security	1.250		07-15-20	166,800		181,447
Treasury Inflation Protected Security	1.875		07-15-15	215,974		218,640
U.S. Treasury Notes	2.000		02-15-25		256,000	255,080
U.S. Government Agency 3.4%						1,395,898
Federal National Mortgage Association Fannie Mae Pool	3.500		03-01-44		557,378	586,684
Federal Home Loan Mortgage Corp.
Freddie Mac Pool	4.000		12-01-40	436,189		474,645
Freddie Mac Pool	4.500		12-01-40	305,568		334,569
Foreign government obligations 0.5%						$213,328
(Cost $256,787)
Argentina 0.1%						35,840
Republic of Argentina Bond (H)	8.280		12-31-33		35,051	35,840
Brazil 0.2%						84,629
Federative Republic of Brazil Note	10.000		01-01-21	BRL	275,000	84,629
Mexico 0.2%						92,859
Government of Mexico Bond	10.000		12-05-24	MXN	1,100,000	92,859
Capital preferred securities 0.6%						$221,750
(Cost $197,596)
Financials 0.6%						221,750
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37		35,000	46,375
MetLife Capital Trust X (S)	9.250		04-08-38		30,000	44,775
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65		100,000	104,100
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-37		25,000	26,500
Convertible bonds 0.4%						$142,813
(Cost $204,125)
Financials 0.2%						78,500
Capital markets 0.2%
Walter Investment Management Corp.	4.500		11-01-19		100,000	78,500
Health care 0.2%						64,313
Pharmaceuticals 0.2%
VIVUS, Inc. (S)	4.500		05-01-20		100,000	64,313
Term loans (M) 2.6%						$1,076,212
(Cost $1,078,308)
Consumer discretionary 0.4%						160,786
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc.	6.500		08-15-18	21,039		21,186
Media 0.3%
iHeartCommunications, Inc.	6.934		01-30-19	110,259		105,269
iHeartCommunications, Inc.	7.684		07-30-19	35,461		34,331
Consumer staples 0.2%						93,539
Household products 0.2%
The Sun Products Corp.	5.500		03-18-20	97,310		93,539

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 0.2%					$90,156
Oil, gas and consumable fuels 0.2%
FTS International, Inc.	5.750		04-16-21	109,091	90,156
Health care 0.4%					158,824
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.250		01-31-21	58,411	58,575
Surgery Center Holdings, Inc.	5.250		11-03-20	99,750	100,249
Industrials 0.5%					195,891
Aerospace and defense 0.3%
WP CPP Holdings LLC	4.750		12-28-19	97,750	98,141
Airlines 0.2%
Delta Air Lines, Inc.	3.250		10-18-18	97,750	97,750
Information technology 0.2%					93,545
Software 0.2%
BMC Software Finance, Inc.	5.000		09-10-20	95,278	93,545
Utilities 0.7%					283,471
Electric utilities 0.7%
Texas Competitive Electric Holdings Company LLC	3.750		05-05-16	282,178	283,471
Collateralized mortgage obligations 5.9%					$2,420,934
(Cost $2,361,906)
Commercial and residential 5.4%					2,224,536
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.761		08-25-35	21,902	21,064
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.219		12-25-46	1,049,557	97,910
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.401		06-25-45	45,407	42,192
Series 2005-1, Class AHM (P)	2.378		06-25-45	28,643	28,415
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	100,000	113,428
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.781		09-15-26	100,000	99,660
Series 2015-200P, Class F (P) (S)	3.595		04-14-33	25,000	23,026
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5, Class A2 (P)	2.260		08-25-35	41,889	42,127
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.174		12-15-27	100,000	100,176
Commercial Mortgage Pass Through Certificates Series 2013-CR6, Class XA IO	1.660		03-10-46	292,383	18,120
Commercial Mortgage Trust (Deustche Bank) Series 2014-FL4, Class D (P) (S)	2.630		07-13-31	50,000	49,731
Commercial Mortgage Trust (Wells Fargo) Series 2014-CR16, Class C (P)	5.069		04-10-47	45,000	48,733
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000		08-25-37	82,623	80,196
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.331		04-15-27	35,000	34,786
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.331		07-15-29	100,000	98,216
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.923		11-05-30	98,547	98,515

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-HLT, Class DFX (S)	4.407		11-05-30	100,000	$101,766
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.207		07-25-35	648,933	47,261
Series 2005-AR8, Class AX2 IO	2.235		04-25-35	545,742	43,245
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.833		04-15-47	55,000	58,390
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-FBLU, Class C (P) (S)	2.181		12-15-28	100,000	100,097
Series 2014-FBLU, Class D (P) (S)	2.781		12-15-28	100,000	100,250
Series 2014-FL5, Class C (P) (S)	2.281		07-15-31	85,000	84,627
Series 2014-INN, Class F (P) (S)	4.182		06-15-29	100,000	98,988
Series 2014-PHH, Class C (P) (S)	2.281		08-15-27	100,000	100,677
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.581		10-25-35	42,817	41,488
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438		09-09-32	85,000	89,307
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.650		08-25-34	53,287	52,666
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.595		03-25-44	30,985	30,270
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.900		05-10-63	526,216	38,934
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.078		12-13-29	100,000	104,007
WaMu Mortgage Pass Through Certificates Series 2005-AR2, Class 2A1B (P)	0.551		01-25-45	21,762	19,627
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.799		03-18-28	80,000	79,184
Series 2013-BTC, Class E (P) (S)	3.667		04-16-35	40,000	37,457
U.S. Government Agency 0.5%					196,398
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	289,173	30,170
Series 4077, Class IK IO	5.000		07-15-42	80,238	17,758
Series K018, Class X1 IO	1.583		01-25-22	394,735	30,123
Series K710, Class X1 IO	1.907		05-25-19	273,560	16,735
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500		11-25-42	140,003	30,292
Series 2012-137, Class WI IO	3.500		12-25-32	202,583	35,076
Series 407, Class C6 IO	5.500		01-25-40	98,104	20,027
Government National Mortgage Association Series 2012-114, Class IO	0.974		01-16-53	204,786	16,217
Asset backed securities 1.7%					$695,643
(Cost $679,716)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.631		10-25-35	75,000	67,687
Bravo Mortgage Asset Trust Series 2006-1A, Class A3 (P) (S)	0.531		07-25-36	30,000	25,552
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	5.561		06-25-37	19,125	19,839
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.350		02-25-35	50,266	51,127
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	60,000	61,479
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.156		12-25-34	18,917	16,913

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Nationstar Home Equity Loan Trust Series 2006, Class BAV4 (P)	0.461		09-25-36	40,000	$36,710
New Century Home Equity Loan Trust Series 2005-2, Class M2 (P)	0.631		06-25-35	65,000	61,471
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.331		09-25-36	49,819	45,989
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	39,434	39,625
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.613		11-25-35	35,000	32,882
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.901		02-25-35	45,000	42,112
Series 2005-2, Class M2 (P)	0.916		03-25-35	40,000	37,235
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.679		02-25-35	48,562	46,692
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	26,500	26,777
Westgate Resorts LLC Series 2014-AA, Class A (S)	6.250		10-20-26	83,266	83,553
				Shares	Value
Common stocks 30.7%					$12,598,871
(Cost $11,604,403)
Consumer discretionary 5.1%					2,093,292
Auto components 0.5%
Bridgestone Corp.				2,700	113,086
Delphi Automotive PLC				632	52,456
Tenneco, Inc. (I)				738	43,136
Automobiles 1.3%
Ford Motor Company				5,773	91,213
General Motors Company				3,090	108,335
Honda Motor Company, Ltd.				2,400	80,461
Nissan Motor Company, Ltd.				11,400	118,340
Toyota Motor Corp.				2,000	139,218
Hotels, restaurants and leisure 0.4%
Del Frisco's Restaurant Group, Inc. (I)				1,574	31,748
Las Vegas Sands Corp.				1,153	60,971
Starbucks Corp.				1,654	82,005
Household durables 0.2%
Lennar Corp., Class A				1,131	51,800
NVR, Inc. (I)				20	26,530
Internet and catalog retail 0.7%
Amazon.com, Inc. (I)				490	206,672
The Priceline Group, Inc. (I)				76	94,074
Media 0.5%
Lions Gate Entertainment Corp.				1,769	54,857
The Walt Disney Company				861	93,608
Twenty-First Century Fox, Inc., Class B				978	32,616
Multiline retail 0.3%
Macy's, Inc.				1,922	124,219
Specialty retail 0.8%
Best Buy Company, Inc.				2,295	79,522
Lithia Motors, Inc., Class A				327	32,612
Lowe's Companies, Inc.				2,488	171,324

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Restoration Hardware Holdings, Inc. (I)	574	$49,462
Textiles, apparel and luxury goods 0.4%
adidas AG	897	73,496
Michael Kors Holdings, Ltd. (I)	1,318	81,531
Consumer staples 2.2%		909,758
Beverages 0.3%
PepsiCo, Inc.	1,027	97,688
Food and staples retailing 0.4%
Costco Wholesale Corp.	222	31,757
CVS Health Corp.	678	67,319
Koninklijke Ahold NV	3,693	71,549
Food products 0.2%
Mondelez International, Inc., Class A	2,358	90,476
Household products 0.3%
The Procter & Gamble Company	1,665	132,384
Personal products 0.2%
Pola Orbis Holdings, Inc.	1,700	88,207
Tobacco 0.8%
British American Tobacco PLC	2,100	115,382
Japan Tobacco, Inc.	2,000	69,842
Philip Morris International, Inc.	1,739	145,154
Energy 2.2%		883,233
Energy equipment and services 0.5%
Paragon Offshore PLC	531	961
Schlumberger, Ltd.	1,115	105,490
Weatherford International PLC (I)	4,919	71,571
Oil, gas and consumable fuels 1.7%
Apache Corp.	1,168	79,891
California Resources Corp.	407	3,785
Denbury Resources, Inc.	8,096	71,326
Devon Energy Corp.	1,400	95,494
EOG Resources, Inc.	673	66,593
Occidental Petroleum Corp.	1,018	81,542
Range Resources Corp.	1,854	117,840
Royal Dutch Shell PLC, A Shares	3,470	109,410
Total SA	1,465	79,330
Financials 6.5%		2,665,047
Banks 4.5%
Bank of America Corp.	11,863	188,978
Barclays PLC	34,080	133,336
BB&T Corp.	1,687	64,595
Citigroup, Inc.	3,451	184,007
HSBC Holdings PLC	17,615	175,965
ICICI Bank, Ltd., ADR	3,249	35,512
JPMorgan Chase & Co.	5,918	374,373
KeyCorp	3,576	51,673
Regions Financial Corp.	5,339	52,482
Sumitomo Mitsui Financial Group, Inc.	2,700	117,894

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	3,552	$152,274
UniCredit SpA	12,126	87,042
Wells Fargo & Company	3,767	207,562
Capital markets 1.2%
Morgan Stanley	2,597	96,894
T. Rowe Price Group, Inc.	882	71,601
The Carlyle Group LP	3,276	98,902
The Goldman Sachs Group, Inc.	1,137	223,330
Consumer finance 0.1%
Discover Financial Services	562	32,579
Diversified financial services 0.2%
Berkshire Hathaway, Inc., Class B (I)	682	96,305
Insurance 0.5%
American International Group, Inc.	1,624	91,415
MetLife, Inc.	2,502	128,328
Health care 4.9%		2,018,936
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc. (I)	498	84,277
Amgen, Inc.	799	126,170
Biogen, Inc. (I)	259	96,848
Celgene Corp. (I)	765	82,666
Gilead Sciences, Inc. (I)	1,228	123,426
Health care equipment and supplies 0.5%
Baxter International, Inc.	1,082	74,377
Medtronic PLC	1,672	124,480
Pharmaceuticals 3.2%
Actavis PLC (I)	223	63,078
Bristol-Myers Squibb Company	652	41,552
GlaxoSmithKline PLC	5,591	129,133
Johnson & Johnson	1,968	195,226
Novartis AG	2,964	302,542
Pfizer, Inc.	6,501	220,579
Roche Holding AG	718	205,459
Sanofi	1,465	149,123
Industrials 2.8%		1,143,754
Aerospace and defense 1.3%
B/E Aerospace, Inc.	643	38,445
Safran SA	1,696	123,922
The Boeing Company	608	87,151
TransDigm Group, Inc.	408	86,549
United Technologies Corp.	1,761	200,314
Air freight and logistics 0.1%
FedEx Corp.	226	38,323
Electrical equipment 0.2%
Eaton Corp. PLC	1,419	97,528
Industrial conglomerates 0.7%
Danaher Corp.	823	67,387
General Electric Company	5,972	161,722

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Rheinmetall AG	970	$49,662
Machinery 0.3%
Cummins, Inc.	433	59,867
Hoshizaki Electric Company, Ltd.	700	41,182
Professional services 0.1%
Nielsen NV	835	37,525
Road and rail 0.1%
Union Pacific Corp.	510	54,177
Information technology 4.7%		1,912,380
Communications equipment 0.6%
Cisco Systems, Inc.	2,532	72,998
QUALCOMM, Inc.	2,258	153,544
Internet software and services 0.8%
Facebook, Inc., Class A (I)	916	72,153
Google, Inc., Class A (I)	299	164,082
Google, Inc., Class C (I)	177	95,370
IT services 0.2%
Visa, Inc., Class A	1,488	98,282
Semiconductors and semiconductor equipment 0.2%
Applied Materials, Inc.	4,383	86,740
Software 1.1%
Microsoft Corp.	6,083	295,877
Oracle Corp.	2,405	104,906
Synchronoss Technologies, Inc. (I)	995	45,651
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	3,900	488,085
EMC Corp.	2,410	64,853
Lenovo Group, Ltd.	32,000	55,026
Samsung Electronics Company, Ltd., GDR (S)	67	43,938
Seagate Technology PLC	1,207	70,875
Materials 1.0%		425,212
Chemicals 0.4%
Akzo Nobel NV	628	48,051
E.I. du Pont de Nemours & Company	822	60,170
The Sherwin-Williams Company	191	53,098
Containers and packaging 0.4%
Amcor, Ltd.	8,478	90,258
Avery Dennison Corp.	1,926	107,066
Metals and mining 0.1%
Anglo American PLC	1,773	30,039
Paper and forest products 0.1%
Louisiana-Pacific Corp. (I)	2,397	36,530
Telecommunication services 1.3%		547,259
Diversified telecommunication services 1.1%
Koninklijke KPN NV	30,467	112,964
Nippon Telegraph & Telephone Corp.	2,100	141,802
Telefonica SA	8,046	122,464

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	1,377	$69,346
Wireless telecommunication services 0.2%
Vodafone Group PLC	28,577	100,683
Preferred securities 1.2%		$505,981
(Cost $522,217)
Financials 0.8%		339,476
Banks 0.4%
Regions Financial Corp., 6.375%	1,935	48,762
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	2,150	60,329
U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)	1,700	45,900
Wells Fargo & Company, Series L, 7.500%	18	21,938
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	29,808
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)	22	22,415
Discover Financial Services, 6.500%	1,100	28,336
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	2,104	55,293
Real estate investment trusts 0.1%
Weyerhaeuser Company, 6.375%	500	26,695
Industrials 0.1%		38,939
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	662	38,939
Telecommunication services 0.2%		70,260
Diversified telecommunication services 0.2%
Intelsat SA, 5.750%	2,000	70,260
Utilities 0.1%		57,306
Electric utilities 0.0%
Exelon Corp., 6.500%	364	17,934
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	793	39,372
Investment companies 14.6%		$5,984,413
(Cost $5,765,391)
Exchange-traded funds 14.6%		5,984,413
Energy Select Sector SPDR Fund	1,273	105,252
Financial Select Sector SPDR Fund	15,670	378,117
iShares Barclays TIPS Bond Fund	345	39,454
iShares Global Infrastructure ETF	5,950	260,075
iShares MSCI India ETF	7,840	230,378
iShares MSCI Singapore ETF	17,875	244,530
iShares MSCI South Korea Capped ETF	8,270	505,876
iShares MSCI Taiwan ETF	26,300	432,372
iShares MSCI USA Quality Factor ETF	1,955	124,573
iShares U.S. Oil & Gas Exploration & Production ETF	2,136	168,231
Market Vectors Coal ETF	2,242	30,648
Market Vectors Oil Service ETF	2,429	94,828
Materials Select Sector SPDR Fund	3,085	155,546

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Exchange-traded funds (continued)
PowerShares DB Commodity Index Tracking Fund	4,669	$85,396
PowerShares DB Energy Fund	1,143	20,517
PowerShares DB Gold Fund	1,358	52,948
PowerShares S&P 500 High Quality Portfolio	5,260	122,348
SPDR Barclays High Yield Bond ETF	11,850	467,364
SPDR S&P China ETF	1,300	126,425
SPDR S&P Global Natural Resources ETF	2,122	97,315
SPDR S&P Homebuilders ETF	7,040	243,584
Vanguard Consumer Discretionary ETF	1,025	124,958
Vanguard Dividend Appreciation ETF	1,515	121,655
Vanguard Global ex-U.S. Real Estate ETF	2,767	163,613
Vanguard Health Care ETF	2,780	369,573
Vanguard Information Technology ETF	3,520	379,773
Vanguard REIT ETF	761	60,408
Vanguard Telecommunication Services ETF	1,790	160,456
WisdomTree Europe SmallCap Dividend Fund	2,545	150,180
Wisdomtree Germany Hedged Equity Fund	2,515	75,123
WisdomTree International SmallCap Dividend Fund	2,385	148,824
WisdomTree Japan Hedged Equity Fund	4,326	244,073
Total investments (Cost $36,994,130)† 94.6%		$38,766,811
Other assets and liabilities, net 5.4%		$2,222,601
Total net assets 100.0%		$40,989,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SPDR	Standard & Poor's Depositary Receipts
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,528,020 or 18.4% of the fund's net assets as of 4-30-15.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $37,035,297. Net unrealized appreciation aggregated $1,731,514, of which $2,603,615 related to appreciated investment securities and $872,101 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS15

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$11,241,222	—	$11,241,222	—
U.S. Government and Agency obligations	3,665,644	—	3,665,644	—
Foreign government obligations	213,328	—	213,328	—
Capital preferred securities	221,750	—	221,750	—
Convertible bonds	142,813	—	142,813	—
Term loans	1,076,212	—	1,076,212	—
Collateralized mortgage obligations	2,420,934	—	2,420,934	—
Asset backed securities	695,643	—	695,643	—
Common stocks	12,598,871	$9,210,719	3,388,152	—
Preferred securities	505,981	483,566	22,415	—
Investment companies	5,984,413	5,984,413	—	—
Total investments in securities	$38,766,811	$15,678,698	$23,088,113	—
Other financial instruments:
Futures	($133,610)	($133,610)	—	—
Forward foreign currency contracts	($18,494)	—	($18,494)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2015, the fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the fund, manage against anticipated changes in securities markets and as a substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at April 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	8	Long	Jun 2015	$710,607	$707,834	($2,773)
DAX Index Futures	1	Long	Jun 2015	334,527	322,525	(12,002)
Mini IBEX 35 Futures	19	Long	May 2015	241,751	242,236	485
Nikkei 225 Futures	3	Long	Jun 2015	471,621	490,201	18,580
U.S. Treasury Ultra Bond Futures	3	Long	Jun 2015	504,835	493,500	(11,335)
10-Year U.S. Treasury Note Futures	10	Short	Jun 2015	(1,282,101)	(1,283,750)	(1,649)
2-Year U.S. Treasury Note Futures	4	Short	Jun 2015	(874,521)	(877,062)	(2,541)
CAC 40 Index Futures	6	Short	May 2015	(343,359)	(337,697)	5,662
CME E-mini Utilities Sector Futures	3	Short	Jun 2015	(132,170)	(133,350)	(1,180)
German Euro BUND Futures	3	Short	Jun 2015	(531,269)	(527,852)	3,417
Mini FTSE MIB Index Futures	8	Short	Jun 2015	(205,946)	(203,640)	2,306
Mini MSCI EAFE Index Futures	1	Short	Jun 2015	(90,493)	(94,710)	(4,217)
Mini MSCI Emerging Markets Index Futures	23	Short	Jun 2015	(1,083,575)	(1,194,505)	(110,930)
Russell 2000 Mini Index Futures	2	Short	Jun 2015	(246,165)	(243,280)	2,885
S&P 500 Index E-Mini Futures	17	Short	Jun 2015	(1,747,941)	(1,767,065)	(19,124)
Swiss Market Index Futures	3	Short	Jun 2015	(288,822)	(290,016)	(1,194)
						($133,610)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at April 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	400,000	NZD	415,168	State Street Bank and Trust Company	5/12/2015	—	($227)	($227)
AUD	192,539	USD	150,000	State Street Bank and Trust Company	5/12/2015	$2,298	—	2,298
CAD	150,306	USD	120,000	State Street Bank and Trust Company	5/12/2015	4,561	—	4,561
CAD	281,674	USD	230,000	Toronto Dominion Bank	5/12/2015	3,428	—	3,428
EUR	45,563	USD	50,000	State Street Bank and Trust Company	5/12/2015	1,166	—	1,166
GBP	239,535	USD	369,635	Deutsche Bank AG London	5/12/2015	—	(1,971)	(1,971)
JPY	20,058,936	USD	168,000	State Street Bank and Trust Company	5/12/2015	3	—	3
MXN	2,792,800	USD	185,747	Royal Bank of Canada	5/12/2015	—	(3,804)	(3,804)
USD	275,301	AUD	354,559	Australia and New Zealand Banking Group	5/12/2015	—	(5,154)	(5,154)
USD	587,207	CAD	732,045	Toronto Dominion Bank	5/12/2015	—	(19,452)	(19,452)
USD	577,508	EUR	508,102	Deutsche Bank AG London	5/12/2015	6,936	—	6,936
USD	242,941	INR	15,250,690	Royal Bank of Canada	5/12/2015	3,207	—	3,207
USD	362,594	JPY	43,199,445	Toronto Dominion Bank	5/12/2015	778	—	778
USD	235,966	KRW	263,928,000	State Street Bank and Trust Company	5/12/2015	—	(10,200)	(10,200)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	90,000	MXN	1,382,454	Royal Bank of Canada	5/12/2015	—	(63)	(63)
						$22,377	($40,871)	($18,494)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	Korean Won
EUR	Euro	MXN	Mexican Peso
GBP	British Pound	NZD	New Zealand Dollar
INR	Indian Rupee	USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q3	04/15
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		6/15

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/15

Fund's investmentsGlobal Absolute Return Strategies Fund

As of 4-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 9.0%						$647,714,696
(Cost $671,887,739)
Australia 0.2%						13,072,964
APT Pipelines, Ltd.	1.375		03-22-22	EUR	800,000	897,736
APT Pipelines, Ltd.	2.000		03-22-27	EUR	1,300,000	1,446,624
Australia Pacific Airports Melbourne Pty, Ltd.	1.750		10-15-24	EUR	700,000	815,074
FMG Resources August 2006 Pty, Ltd. (S)	6.000		04-01-17		965,000	995,880
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		455,000	469,788
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000		11-12-24	EUR	1,450,000	1,640,229
Origin Energy Finance, Ltd.	3.500		10-04-21	EUR	900,000	1,124,131
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	1,060,000	1,294,365
Scentre Group Trust 1	1.500		07-16-20	EUR	1,500,000	1,730,710
Scentre Group Trust 2	3.250		09-11-23	EUR	1,160,000	1,506,201
Telstra Corp., Ltd.	2.500		09-15-23	EUR	920,000	1,152,226
Austria 0.0%						2,737,014
JBS Investments GmbH (S)	7.250		04-03-24		550,000	568,700
JBS Investments GmbH (S)	7.750		10-28-20		600,000	650,400
UniCredit Bank Austria AG	2.625		01-30-18	EUR	1,300,000	1,517,914
Belgium 0.1%						5,788,421
Anheuser-Busch InBev NV	1.500		04-18-30	EUR	1,000,000	1,095,713
Belfius Bank SA	1.125		05-22-17	EUR	100,000	113,783
Belfius Bank SA	2.250		09-26-18	EUR	1,900,000	2,243,365
KBC Groep NV (1.875% to 3-11-22, then 5 Year Euro Swap Rate + 1.500%)	1.875		03-11-27	EUR	1,300,000	1,433,912
KBC Groep NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate + 4.759%) (Q)	5.625		03-19-19	EUR	800,000	901,648
Brazil 0.0%						1,841,862
Telemar Norte Leste SA	5.125		12-15-17	EUR	375,000	433,701
Vale SA	3.750		01-10-23	EUR	180,000	215,655
Vale SA	4.375		03-24-18	EUR	980,000	1,192,506
Canada 0.2%						17,020,574
Air Canada (S)	8.750		04-01-20		1,024,000	1,137,920
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375		05-15-21		668,378	706,810
Cascades, Inc. (S)	5.500		07-15-22		1,170,000	1,184,625
Cascades, Inc.	7.875		01-15-20		512,000	532,480
CHC Helicopter SA	9.250		10-15-20		900,000	785,520
CHC Helicopter SA	9.375		06-01-21		808,516	545,748
First Quantum Minerals, Ltd. (S)	6.750		02-15-20		618,000	574,740
First Quantum Minerals, Ltd. (S)	7.000		02-15-21		618,000	576,285
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		800,000	746,000
Garda World Security Corp. (S)	7.250		11-15-21		1,146,000	1,140,270
Great-West Lifeco, Inc.	2.500		04-18-23	EUR	2,820,000	3,461,856
Mercer International, Inc.	7.000		12-01-19		420,000	445,641
Mercer International, Inc.	7.750		12-01-22		850,000	907,375
New Red Finance, Inc. (S)	6.000		04-01-22		1,350,000	1,393,875
NOVA Chemicals Corp. (S)	5.000		05-01-25		1,360,000	1,433,100
Resolute Forest Products, Inc.	5.875		05-15-23		1,030,000	992,663
Total Capital Canada, Ltd.	1.125		03-18-22	EUR	400,000	455,666
Cayman Islands 0.1%						8,404,089
Hutchison Whampoa Finance 09, Ltd.	4.750		11-14-16	EUR	1,350,000	1,615,863
Hutchison Whampoa Finance 14, Ltd.	1.375		10-31-21	EUR	2,800,000	3,179,695

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Cayman Islands (continued)
IPIC GMTN, Ltd.	2.375		05-30-18	EUR	700,000	$829,225
IPIC GMTN, Ltd.	5.875		03-14-21	EUR	1,930,000	2,779,306
Czech Republic 0.0%						1,187,448
CEZ AS	4.875		04-16-25	EUR	800,000	1,187,448
Denmark 0.1%						6,901,720
Danske Bank A/S	3.875		02-28-17	EUR	1,282,000	1,535,276
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875		10-04-23	EUR	400,000	485,973
DONG Energy A/S	4.875		12-16-21	EUR	660,000	928,002
DONG Energy A/S	6.500		05-07-19	EUR	600,000	828,836
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875		07-08-13	EUR	1,150,000	1,388,062
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250		06-26-13	EUR	536,000	712,374
Nykredit Realkredit A/S (4.000% to 6-3-21, then 5 Year Euro Swap Rate + 2.850%)	4.000		06-03-36	EUR	900,000	1,023,197
Finland 0.0%						549,737
Fortum OYJ	4.000		05-24-21	EUR	300,000	398,803
Teollisuuden Voima OYJ	4.625		02-04-19	EUR	120,000	150,934
France 1.0%						70,078,245
Aeroports de Paris	1.500		04-07-25	EUR	400,000	466,014
Alstom SA	3.625		10-05-18	EUR	500,000	613,861
Alstom SA	4.500		03-18-20	EUR	300,000	390,111
Areva SA	3.250		09-04-20	EUR	400,000	455,697
Arkema SA	1.500		01-20-25	EUR	800,000	899,382
Arkema SA (4.750% to 10-29-20, then 5 Year Euro Swap Rate + 4.346%) (Q)	4.750		10-29-20	EUR	1,100,000	1,300,396
Autoroutes du Sud de la France SA	2.950		01-17-24	EUR	200,000	256,489
Autoroutes du Sud de la France SA	7.375		03-20-19	EUR	550,000	777,180
Banque Federative du Credit Mutuel SA	3.000		11-28-23	EUR	400,000	515,624
BNP Paribas SA	2.375		02-17-25	EUR	1,300,000	1,468,555
BNP Paribas SA	2.500		08-23-19	EUR	500,000	606,770
BNP Paribas SA	2.875		11-27-17	EUR	1,600,000	1,914,323
BNP Paribas SA (7.781% to 7-2-18, then 3 month EURIBOR + 3.750%) (Q)	7.781		07-02-18	EUR	300,000	394,341
BPCE SA	1.375		05-22-19	EUR	600,000	694,528
BPCE SA	2.000		04-24-18	EUR	800,000	941,109
BPCE SA	4.500		02-10-22	EUR	900,000	1,243,959
BPCE SA	5.150		07-21-24		1,100,000	1,155,851
Carrefour SA	1.250		06-03-25	EUR	500,000	556,181
Casino Guichard Perrachon SA	2.798		08-05-26	EUR	1,000,000	1,205,642
Casino Guichard Perrachon SA	3.311		01-25-23	EUR	500,000	632,879
Casino Guichard Perrachon SA	4.472		04-04-16	EUR	600,000	699,212
Casino Guichard Perrachon SA	4.726		05-26-21	EUR	1,300,000	1,753,908
Christian Dior SA	4.000		05-12-16	EUR	700,000	813,858
Cie Financiere et Industrielle des Autoroutes SA	5.000		05-24-21	EUR	300,000	418,755
CNP Assurances (6.875% to 9-30-21, then 12 month EURIBOR + 4.400%)	6.875		09-30-41	EUR	400,000	561,425
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500		06-23-21	EUR	600,000	705,358
Credit Agricole SA (6.637% to 5-31-17, then 3 month EURIBOR + 1.232%) (Q)	6.637		05-31-17		400,000	425,000
Credit Logement SA (P)(Q)	1.177		06-16-15	EUR	1,350,000	1,292,260
Electricite de France SA	3.875		01-18-22	EUR	500,000	670,510
Electricite de France SA	4.625		09-11-24	EUR	950,000	1,390,713
Electricite de France SA	4.625		04-26-30	EUR	900,000	1,408,367
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125		01-22-22	EUR	300,000	362,961
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000		01-22-26	EUR	1,200,000	1,531,343

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
France (continued)
Eutelsat SA	2.625		01-13-20	EUR	2,400,000	$2,897,993
Eutelsat SA	5.000		01-14-19	EUR	100,000	129,644
GDF Suez	1.375		05-19-20	EUR	400,000	466,025
GDF Suez (3.875% to 6-2-24, then 10 Year Euro Swap Rate + 2.650%) (Q)	3.875		06-02-24	EUR	800,000	970,084
Holding d'Infrastructures de Transport SAS	2.250		03-24-25	EUR	1,000,000	1,186,179
Holding d'Infrastructures de Transport SAS	5.750		03-09-18	EUR	200,000	256,931
Infra Foch SAS	1.250		10-16-20	EUR	1,300,000	1,475,756
Infra Foch SAS	2.125		04-16-25	EUR	400,000	466,025
Ingenico	2.500		05-20-21	EUR	1,400,000	1,643,921
Kering	2.500		07-15-20	EUR	300,000	365,270
Klepierre	1.000		04-17-23	EUR	1,300,000	1,443,597
Lafarge SA	4.750		09-30-20	EUR	710,000	944,106
Lafarge SA	6.625		11-29-18	EUR	1,350,000	1,757,217
Lagardere SCA	4.125		10-31-17	EUR	800,000	958,757
Legrand SA	4.375		03-21-18	EUR	500,000	623,832
Mercialys SA	1.787		03-31-23	EUR	1,000,000	1,140,411
Numericable Group SA (S)	4.875		05-15-19		200,000	201,624
Numericable Group SA	5.375		05-15-22	EUR	400,000	469,351
Numericable Group SA	5.625		05-15-24	EUR	250,000	296,489
Numericable Group SA (S)	6.000		05-15-22		850,000	868,594
Numericable Group SA (S)	6.250		05-15-24		1,175,000	1,207,324
Orange SA	3.875		04-09-20	EUR	620,000	803,180
Orange SA	3.875		01-14-21	EUR	1,000,000	1,317,514
Orange SA	8.125		01-28-33	EUR	690,000	1,424,843
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000		10-01-26	EUR	1,550,000	1,956,795
Pernod Ricard SA	2.000		06-22-20	EUR	200,000	236,645
Pernod Ricard SA	5.000		03-15-17	EUR	900,000	1,096,796
RCI Banque SA	1.750		07-06-16	EUR	540,000	616,183
RCI Banque SA	4.250		04-27-17	EUR	780,000	940,112
Renault SA	3.125		03-05-21	EUR	550,000	688,619
Sanofi	2.500		11-14-23	EUR	600,000	757,441
SGD Group SAS	5.625		05-15-19	EUR	455,000	526,275
Societe Des Autoroutes Paris-Rhin-Rhone	1.125		01-15-21	EUR	1,400,000	1,587,431
Societe Des Autoroutes Paris-Rhin-Rhone	1.875		01-15-25	EUR	800,000	945,100
Societe Des Autoroutes Paris-Rhin-Rhone	4.875		01-21-19	EUR	400,000	518,390
Societe Fonciere Lyonnaise SA	1.875		11-26-21	EUR	500,000	574,821
Societe Fonciere Lyonnaise SA	3.500		11-28-17	EUR	200,000	240,650
Societe Fonciere Lyonnaise SA	4.625		05-25-16	EUR	300,000	351,989
Societe Generale SA	4.000		06-07-23	EUR	300,000	379,248
Societe Generale SA	4.750		03-02-21	EUR	200,000	276,891
Societe Generale SA (6.750% to 4-7-21, then 5 Year U.S. Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	460,000	532,833
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		750,000	796,875
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375		09-04-19	EUR	300,000	424,858
SPCM SA	2.875		06-15-23	EUR	725,000	818,137
SPCM SA (S)	6.000		01-15-22		1,050,000	1,102,500
Total SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250		02-26-21	EUR	1,200,000	1,352,944
Veolia Environnement SA	4.625		03-30-27	EUR	400,000	599,897
Vinci SA (6.250% to 11-13-15, then 3 month EURIBOR + 3.750%) (Q)	6.250		11-13-15	EUR	350,000	404,221
WPP Finance SA	2.250		09-22-26	EUR	427,000	515,365
Germany 0.4%						31,416,999
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250		03-18-26	EUR	1,050,000	1,279,281
Allianz SE (2.241% to 7-7-25, then 3 month EURIBOR + 2.650%)	2.241		07-07-45	EUR	2,000,000	2,207,927

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany (continued)
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR ISDAFIX + 3.200%) (Q)	3.375		09-18-24	EUR	800,000	$951,099
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750		10-24-23	EUR	2,600,000	3,387,575
Commerzbank AG	7.750		03-16-21	EUR	900,000	1,276,034
Continental AG	3.125		09-09-20	EUR	400,000	501,209
Deutsche Bank AG	1.250		09-08-21	EUR	900,000	1,024,843
Deutsche Bank AG	2.750		02-17-25	EUR	450,000	507,408
Deutsche Bank AG (6.250% to 4-30-20, then 5 Year U.S. Swap Rate + 4.358%) (Q)	6.250		04-30-20		1,400,000	1,389,500
FMC Finance VIII SA	6.500		09-15-18	EUR	575,000	757,980
HeidelbergCement Finance Luxembourg SA	6.750		12-15-15	EUR	730,000	850,241
HeidelbergCement Finance Luxembourg SA	7.500		04-03-20	EUR	1,110,000	1,603,135
HeidelbergCement Finance Luxembourg SA	8.000		01-31-17	EUR	130,000	163,941
Henkel AG & Company KGaA (5.375% to 11-25-15, then 3 month EURIBOR + 2.850%)	5.375		11-25-04	EUR	530,000	610,804
Muenchener Rueckversicherungs AG (6.250% to 5-26-22, then 3 month EURIBOR + 4.950%)	6.250		05-26-42	EUR	400,000	573,098
Trionista TopCo GmbH	6.875		04-30-21	EUR	575,000	696,967
Unitymedia Hessen GmbH & Company KG	4.000		01-15-25	EUR	900,000	1,035,829
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	486,000	591,637
Unitymedia Hessen GmbH & Company KG	6.250		01-15-29	EUR	1,000,000	1,266,013
Volkswagen International Finance NV	0.875		01-16-23	EUR	2,981,000	3,324,829
Volkswagen International Finance NV	2.000		03-26-21	EUR	1,180,000	1,423,532
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year U.S. Swap Rate + 2.534%) (Q)	3.750		03-24-21	EUR	1,350,000	1,631,734
Volkswagen International Finance NV (3.875% to 9-4-18, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875		09-04-18	EUR	290,000	347,609
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	1,300,000	1,652,882
Volkswagen Leasing GmbH	2.625		01-15-24	EUR	1,000,000	1,265,755
Volkswagen Leasing GmbH	3.250		05-10-18	EUR	900,000	1,096,137
Ireland 0.3%						20,907,481
AerCap Ireland Capital, Ltd. (S)	5.000		10-01-21		463,000	495,734
Aquarius + Investments PLC (4.250% to 10-2-23, then 3 month EURIBOR + 3.450%)	4.250		10-02-43	EUR	137,000	178,774
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		360,000	384,555
Ardagh Packaging Finance PLC	4.250		01-15-22	EUR	400,000	458,684
Ardagh Packaging Finance PLC (S)	7.000		11-15-20		70,588	72,176
Ardagh Packaging Finance PLC (S)	9.125		10-15-20		505,000	542,875
Bank of Ireland	2.000		05-08-17	EUR	2,500,000	2,857,294
Bank of Ireland Mortgage Bank	3.125		11-20-15	EUR	540,000	616,095
Cloverie PLC	1.750		09-16-24	EUR	300,000	353,598
ERVIA	3.625		12-04-17	EUR	350,000	424,514
ESB Finance, Ltd.	4.375		11-21-19	EUR	1,100,000	1,432,982
ESB Finance, Ltd.	6.250		09-11-17	EUR	1,280,000	1,632,445
FGA Capital Ireland PLC	2.000		10-23-19	EUR	900,000	1,038,487
FGA Capital Ireland PLC	4.000		10-17-18	EUR	750,000	923,273
Fly Leasing, Ltd.	6.375		10-15-21		1,300,000	1,306,500
GE Capital European Funding	0.800		01-21-22	EUR	3,273,000	3,675,338
GE Capital European Funding	2.625		03-15-23	EUR	400,000	508,913
GE Capital European Funding	3.625		06-15-17	EUR	536,000	644,298
GE Capital European Funding	4.625		02-22-27	EUR	400,000	621,796
Smurfit Kappa Acquisitions	4.125		01-30-20	EUR	615,000	760,471
Smurfit Kappa Acquisitions	5.125		09-15-18	EUR	100,000	125,057
Swisscom AG	2.000		09-30-20	EUR	900,000	1,073,719

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
Willow No. 2 Ireland PLC	3.375		06-27-22	EUR	600,000	$779,903
Israel 0.0%						1,698,724
Teva Pharmaceutical Finance IV BV	2.875		04-15-19	EUR	1,400,000	1,698,724
Italy 0.2%						17,153,604
2i Rete Gas SpA	1.125		01-02-20	EUR	2,000,000	2,254,795
Assicurazioni Generali SpA	5.125		09-16-24	EUR	700,000	1,026,876
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750		12-12-42	EUR	800,000	1,158,670
Edison SpA	3.875		11-10-17	EUR	820,000	999,464
Eni SpA	3.625		01-29-29	EUR	380,000	526,736
Eni SpA	3.750		09-12-25	EUR	1,000,000	1,390,149
Eni SpA	4.000		06-29-20	EUR	100,000	130,580
Intesa Sanpaolo SpA	3.000		01-28-19	EUR	800,000	967,956
Intesa Sanpaolo SpA	3.928		09-15-26	EUR	700,000	837,892
Intesa Sanpaolo SpA	4.000		11-09-17	EUR	100,000	121,492
Intesa Sanpaolo SpA	4.125		01-14-16	EUR	100,000	115,178
Intesa Sanpaolo SpA	4.125		09-19-16	EUR	200,000	235,668
Intesa Sanpaolo SpA	4.375		10-15-19	EUR	1,200,000	1,542,180
Intesa Sanpaolo SpA	4.875		07-10-15	EUR	400,000	452,836
Intesa Sanpaolo SpA	5.000		02-28-17	EUR	1,900,000	2,301,735
Intesa Sanpaolo SpA	6.625		09-13-23	EUR	230,000	325,218
Snam SpA	3.875		03-19-18	EUR	160,000	196,307
UniCredit Banca SpA	5.650		08-24-18	EUR	900,000	1,158,607
UniCredit SpA	5.650		07-24-18	EUR	1,100,000	1,411,265
Jamaica 0.0%						2,443,217
Digicel Group, Ltd. (S)	8.250		09-30-20		1,485,000	1,531,629
Digicel, Ltd. (S)	6.750		03-01-23		925,000	911,588
Japan 0.0%						2,474,000
Sumitomo Mitsui Banking Corp.	1.000		01-19-22	EUR	2,200,000	2,474,000
Jersey, Channel Islands 0.0%						1,044,773
ProSecure Funding LP	4.668		06-30-16	EUR	900,000	1,044,773
Luxembourg 0.3%						20,946,769
Altice Financing SA	5.250		02-15-23	EUR	550,000	648,755
Altice SA	7.250		05-15-22	EUR	730,000	847,345
Altice SA (S)	7.625		02-15-25		330,000	333,729
Altice SA (S)	7.750		05-15-22		1,105,000	1,116,061
ArcelorMittal	6.250		03-01-21		1,015,000	1,061,944
Auris Luxembourg II SA	8.000		01-15-23	EUR	500,000	611,077
Bilbao Luxembourg SA, PIK	10.500		12-01-18	EUR	475,312	579,069
Cabot Financial Luxembourg SA	8.375		08-01-20	GBP	100,000	158,578
Cabot Financial Luxembourg SA	10.375		10-01-19	GBP	360,000	606,478
CNH Industrial Finance Europe SA	2.750		03-18-19	EUR	800,000	914,848
GELF Bond Issuer I SA	1.750		11-22-21	EUR	1,550,000	1,763,603
Geo Debt Finance SCA	7.500		08-01-18	EUR	100,000	107,794
Geo Travel Finance SCA	10.375		05-01-19	EUR	162,362	164,113
Glencore Finance Europe SA	3.375		09-30-20	EUR	1,600,000	1,994,595
Glencore Finance Europe SA	5.250		03-22-17	EUR	1,350,000	1,647,008
INEOS Group Holdings SA	5.750		02-15-19	EUR	450,000	517,283
INEOS Group Holdings SA (S)	5.875		02-15-19		520,000	526,500
INEOS Group Holdings SA (S)	6.125		08-15-18		545,000	554,538

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
Intelsat Jackson Holdings SA	6.625		12-15-22		520,000	$509,600
Intelsat Luxembourg SA	7.750		06-01-21		1,057,000	972,440
KBC IFIMA NV	4.500		03-27-17	EUR	1,540,000	1,866,507
Prologis International Funding II SA	2.750		10-23-18	EUR	300,000	357,301
Prologis International Funding II SA	2.875		04-04-22	EUR	1,175,000	1,433,578
Wind Acquisition Finance SA	4.000		07-15-20	EUR	400,000	454,826
Wind Acquisition Finance SA (S)	6.500		04-30-20		600,000	634,500
Wind Acquisition Finance SA	7.000		04-23-21	EUR	300,000	359,949
Wind Acquisition Finance SA (S)	7.375		04-23-21		200,000	204,750
Marshall Islands 0.0%						949,345
Millennium Offshore Services Superholdings LLC (S)	9.500		02-15-18		1,049,000	949,345
Mexico 0.2%						10,204,343
America Movil SAB de CV	3.000		07-12-21	EUR	1,260,000	1,582,118
America Movil SAB de CV	4.125		10-25-19	EUR	400,000	515,819
America Movil SAB de CV	4.750		06-28-22	EUR	600,000	842,629
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125		09-06-73	EUR	800,000	972,388
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375		09-06-73	EUR	900,000	1,242,995
Cemex SAB de CV (S)	6.125		05-05-25		1,000,000	1,026,200
Cemex SAB de CV (S)	7.250		01-15-21		375,000	404,888
Petroleos Mexicanos	3.125		11-27-20	EUR	1,700,000	2,046,524
Petroleos Mexicanos	5.500		01-09-17	EUR	330,000	399,294
Petroleos Mexicanos	6.375		08-05-16	EUR	973,000	1,171,488
Netherlands 0.9%						62,036,865
Achmea BV	2.500		11-19-20	EUR	2,060,000	2,497,448
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250		11-27-18	EUR	1,000,000	1,187,694
BAT Netherlands Finance BV	3.125		03-06-29	EUR	920,000	1,227,394
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	2,475,000	3,022,435
BMW Finance NV	2.625		01-17-24	EUR	500,000	635,946
Coca-Cola HBC Finance BV	4.250		11-16-16	EUR	238,000	282,467
Conti-Gummi Finance BV	2.500		03-20-17	EUR	250,000	291,902
Deutsche Annington Finance BV	2.125		07-25-16	EUR	1,100,000	1,261,734
Deutsche Annington Finance BV	3.125		07-25-19	EUR	1,500,000	1,840,961
Deutsche Annington Finance BV	3.625		10-08-21	EUR	1,100,000	1,418,806
Deutsche Annington Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	2,100,000	2,452,304
Deutsche Annington Finance BV (4.625% to 4-8-19, then 5 Year Euro Swap Rate + 3.696%)	4.625		04-08-74	EUR	700,000	835,692
Deutsche Telekom International Finance BV	6.625		03-29-18	EUR	513,000	679,557
Enel Finance International NV	1.966		01-27-25	EUR	2,158,000	2,515,508
Enel Finance International NV	4.625		06-24-15	EUR	663,000	748,901
Enel Finance International NV	5.000		09-14-22	EUR	800,000	1,137,509
Fresenius Finance BV	3.000		02-01-21	EUR	600,000	733,535
Gas Natural Fenosa Finance BV	3.875		04-11-22	EUR	1,600,000	2,123,140
General Motors Financial International BV	0.850		02-23-18	EUR	1,900,000	2,119,624
General Motors Financial International BV	1.875		10-15-19	EUR	200,000	229,504
Grupo Isolux Corsan Finance BV	6.625		04-15-21	EUR	250,000	240,360
Iberdrola International BV	3.000		01-31-22	EUR	800,000	1,011,365
ING Bank NV (3.500% to 11-21-18, then 5 Year Euro Swap Rate + 2.450%)	3.500		11-21-23	EUR	685,000	824,319
InterXion Holding NV	6.000		07-15-20	EUR	575,000	691,479
JAB Holdings BV	1.500		11-24-21	EUR	1,400,000	1,588,227
Koninklijke KPN NV	7.500		02-04-19	EUR	878,000	1,230,663

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Netherlands (continued)
LeasePlan Corp. NV	2.375		04-23-19	EUR	730,000	$865,552
LGE HoldCo VI BV	7.125		05-15-24	EUR	735,000	930,520
Linde Finance BV (7.375% to 7-14-16, then 3 month EURIBOR + 4.125%)	7.375		07-14-66	EUR	820,000	993,891
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500		01-15-26	EUR	1,100,000	1,349,591
Petrobras Global Finance BV	2.750		01-15-18	EUR	1,500,000	1,597,956
Playa Resorts Holding BV (S)	8.000		08-15-20		1,785,000	1,856,400
Portugal Telecom International Finance BV	5.875		04-17-18	EUR	600,000	697,234
Rabobank Nederland NV	3.500		10-17-18	EUR	1,520,000	1,886,662
Rabobank Nederland NV (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	1,750,000	2,023,340
Repsol International Finance BV	4.250		02-12-16	EUR	100,000	115,710
Roche Finance Europe BV	0.875		02-25-25	EUR	1,300,000	1,456,829
RWE Finance BV	6.500		08-10-21	EUR	380,000	570,085
Samvardhana Motherson Automotive Systems Group BV	4.125		07-15-21	EUR	600,000	688,938
Schaeffler Finance BV	4.250		05-15-18	EUR	620,000	711,684
Schaeffler Finance BV (S)	4.750		05-15-23		675,000	690,188
Schaeffler Holding Finance BV, PIK	6.875		08-15-18	EUR	375,000	439,680
Shell International Finance BV	1.625		01-20-27	EUR	600,000	695,191
Swiss Reinsurance Company (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600		09-01-25	EUR	1,100,000	1,241,311
Swiss Reinsurance Company (5.252% to 5-25-16, then 6 month EURIBOR + 2.090%) (Q)	5.252		05-25-16	EUR	250,000	291,941
Telefonica Europe BV	5.875		02-14-33	EUR	230,000	405,125
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	3,500,000	4,116,648
Telefonica Europe BV (5.000% to 3-31-20, then 6 Year Euro Swap Rate + 3.804%) (Q)	5.000		03-31-20	EUR	700,000	846,910
Teva Pharmaceutical Finance Netherlands II BV	1.250		03-31-23	EUR	1,100,000	1,219,845
UPC Holding BV	6.375		09-15-22	EUR	100,000	121,250
Urenco Finance NV	2.375		12-02-24	EUR	900,000	1,038,228
Volkswagen International Finance NV	1.625		01-16-30	EUR	330,000	377,053
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500		03-20-30	EUR	1,750,000	1,980,629
Norway 0.1%						6,038,986
DNB Bank ASA	4.375		02-24-21	EUR	1,210,000	1,627,860
Statkraft AS	2.500		11-28-22	EUR	2,780,000	3,456,849
Statkraft AS	6.625		04-02-19	EUR	690,000	954,277
Spain 0.2%						12,377,454
Amadeus Capital Markets SA	4.875		07-15-16	EUR	930,000	1,100,263
BBVA Senior Finance SAU	2.375		01-22-19	EUR	100,000	119,382
BBVA Senior Finance SAU	4.375		09-21-15	EUR	500,000	570,307
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	1,200,000	1,427,318
Enagas Financiaciones SAU	1.250		02-06-25	EUR	1,200,000	1,323,133
Ferrovial Emisiones SA	3.375		01-30-18	EUR	900,000	1,086,492
Gas Natural Capital Markets SA	6.000		01-27-20	EUR	1,500,000	2,084,455
Telefonica Emisiones SAU	3.661		09-18-17	EUR	350,000	422,135
Telefonica Emisiones SAU	3.987		01-23-23	EUR	100,000	134,540
Telefonica Emisiones SAU	4.710		01-20-20	EUR	1,200,000	1,585,222
Telefonica Emisiones SAU	4.750		02-07-17	EUR	300,000	362,591
Telefonica Emisiones SAU	4.967		02-03-16	EUR	1,100,000	1,278,607
Telefonica Emisiones SAU	5.811		09-05-17	EUR	700,000	883,009
Sweden 0.1%						4,143,276
Atlas Copco AB	2.500		02-28-23	EUR	540,000	678,858

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Sweden (continued)
Investor AB	3.250		09-17-18	EUR	550,000	$675,495
Nordea Bank AB	4.000		06-29-20	EUR	410,000	537,946
Skandinaviska Enskilda Banken AB (5.750% to 5-13-20, then 5 Year U.S. Swap Rate + 3.850%) (Q)	5.750		05-13-20		500,000	504,700
Svenska Handelsbanken AB	4.375		10-20-21	EUR	470,000	645,884
Vattenfall AB (3.000% to 3-19-27, then 5 Year Euro Swap Rate + 2.511%)	3.000		03-19-77	EUR	1,000,000	1,100,393
Switzerland 0.1%						3,539,516
Credit Suisse AG	0.500		03-29-18	EUR	2,050,000	2,302,963
Credit Suisse AG	0.625		11-20-18	EUR	1,100,000	1,236,553
United Arab Emirates 0.0%						295,645
Glencore Finance Dubai, Ltd.	1.750		05-19-16	EUR	260,000	295,645
United Kingdom 1.3%						95,315,257
Abbey National Treasury Services PLC	0.875		01-13-20	EUR	1,700,000	1,921,056
Abbey National Treasury Services PLC	1.125		01-14-22	EUR	1,800,000	2,034,902
Abbey National Treasury Services PLC	1.750		01-15-18	EUR	280,000	325,068
Abbey National Treasury Services PLC	2.000		01-14-19	EUR	200,000	235,890
Abbey National Treasury Services PLC	2.625		07-16-20	EUR	1,240,000	1,521,442
Anglo American Capital PLC	1.750		04-03-18	EUR	500,000	575,330
Anglo American Capital PLC	2.750		06-07-19	EUR	2,000,000	2,384,531
Anglo American Capital PLC	3.250		04-03-23	EUR	750,000	924,747
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	520,000	884,006
Avis Budget Finance PLC	6.000		03-01-21	EUR	475,000	565,440
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875		07-03-44	EUR	300,000	368,856
Aviva PLC (5.700% to 9-29-15, then 3 month EURIBOR + 2.350%) (Q)	5.700		09-29-15	EUR	320,000	364,702
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125		07-05-43	EUR	1,110,000	1,565,121
Babcock International Group PLC	1.750		10-06-22	EUR	1,204,000	1,394,998
Barclays Bank PLC	2.250		06-10-24	EUR	750,000	918,430
Barclays Bank PLC	7.625		11-21-22		530,000	620,895
Barclays Bank PLC	10.000		05-21-21	GBP	210,000	429,824
BAT International Finance PLC	3.625		11-09-21	EUR	1,060,000	1,397,435
BIBBY Offshore Services PLC	7.500		06-15-21	GBP	425,000	568,218
BP Capital Markets PLC	1.109		02-16-23	EUR	950,000	1,065,978
BP Capital Markets PLC	1.573		02-16-27	EUR	750,000	853,422
BP Capital Markets PLC	2.213		09-25-26	EUR	800,000	971,439
Brambles Finance PLC	4.625		04-20-18	EUR	430,000	539,643
CEVA Group PLC (S)	7.000		03-01-21		1,455,000	1,436,813
CEVA Group PLC (S)	9.000		09-01-21		350,000	343,875
Coventry Building Society	2.250		12-04-17	EUR	1,280,000	1,503,195
Coventry Building Society	2.500		11-18-20	EUR	1,200,000	1,456,244
Experian Finance PLC	4.750		02-04-20	EUR	1,340,000	1,780,264
FCE Bank PLC	1.875		04-18-19	EUR	1,500,000	1,751,472
FCE Bank PLC	1.875		06-24-21	EUR	2,650,000	3,110,476
FCE Bank PLC	2.875		10-03-17	EUR	470,000	557,345
Fiat Chrysler Automobiles NV (S)	4.500		04-15-20		625,000	629,063
Fiat Chrysler Automobiles NV (S)	5.250		04-15-23		990,000	998,663
Fiat Chrysler Finance Europe	4.750		07-15-22	EUR	330,000	410,374
Fiat Chrysler Finance Europe	6.750		10-14-19	EUR	600,000	786,287
FirstGroup PLC	8.125		09-19-18	GBP	270,000	484,972
G4S International Finance PLC	2.625		12-06-18	EUR	400,000	479,149
G4S International Finance PLC	2.875		05-02-17	EUR	681,000	800,364
Grainger PLC	5.000		12-16-20	GBP	525,000	837,075

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Hammerson PLC	2.000		07-01-22	EUR	1,200,000	$1,420,447
Hammerson PLC	2.750		09-26-19	EUR	660,000	802,315
Heathrow Finance PLC	7.125		03-01-17	GBP	980,000	1,632,141
Heathrow Funding, Ltd.	1.875		05-23-22	EUR	600,000	711,434
Heathrow Funding, Ltd.	4.125		10-12-16	EUR	1,000,000	1,183,184
Heathrow Funding, Ltd.	4.375		01-25-17	EUR	560,000	671,931
Heathrow Funding, Ltd.	4.600		02-15-18	EUR	1,060,000	1,325,192
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	380,000	454,847
Imperial Tobacco Finance PLC	2.250		02-26-21	EUR	800,000	950,405
Imperial Tobacco Finance PLC	3.375		02-26-26	EUR	800,000	1,027,780
Imperial Tobacco Finance PLC	5.000		12-02-19	EUR	1,420,000	1,884,823
Imperial Tobacco Finance PLC	8.375		02-17-16	EUR	425,000	507,367
International Game Technology PLC	6.625		02-02-18	EUR	400,000	500,230
Jaguar Land Rover Automotive PLC	3.875		03-01-23	GBP	1,160,000	1,775,293
Jaguar Land Rover Automotive PLC	5.000		02-15-22	GBP	375,000	616,858
Jaguar Land Rover Automotive PLC (S)	5.625		02-01-23		150,000	159,000
LBG Capital No.2 PLC	15.000		12-21-19	EUR	810,000	1,357,529
Leeds Building Society	1.375		05-05-22	EUR	1,300,000	1,443,717
Leeds Building Society	2.625		04-01-21	EUR	1,420,000	1,710,416
Legal & General Group PLC (4.000% to 6-8-15 then 3 month EURIBOR +1.700%)	4.000		06-08-25	EUR	410,000	461,519
Lloyds Bank PLC	6.375		06-17-16	EUR	519,000	623,086
Lloyds Bank PLC	6.500		03-24-20	EUR	1,420,000	1,964,638
Lloyds Bank PLC	9.625		04-06-23	GBP	300,000	632,559
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) (Q)	7.000		06-27-19	GBP	325,000	510,738
Mondi Finance PLC	3.375		09-28-20	EUR	650,000	813,109
Mondi Finance PLC	5.750		04-03-17	EUR	310,000	382,541
Motability Operations Group PLC	3.250		11-30-18	EUR	1,230,000	1,515,318
National Grid PLC	5.000		07-02-18	EUR	575,000	736,512
Nationwide Building Society	6.750		07-22-20	EUR	700,000	984,212
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	2,360,000	2,892,553
Provident Financial PLC	8.000		10-23-19	GBP	510,000	895,056
Rentokil Initial PLC	3.250		10-07-21	EUR	1,000,000	1,266,709
Sky PLC	1.500		09-15-21	EUR	1,700,000	1,950,935
SSE PLC (2.375% to 4-1-21, then 5 Year Euro Swap Rate + 1.989%) (Q)	2.375		04-01-21	EUR	900,000	988,397
SSE PLC (5.025% to 10-1-15, then 5 Year Euro Swap Rate + 3.150%) (Q)	5.025		10-01-15	EUR	630,000	718,714
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625		10-01-17	EUR	560,000	682,296
Stagecoach Group PLC	5.750		12-16-16	GBP	200,000	326,878
Tesco Corporate Treasury Services PLC	1.375		07-01-19	EUR	150,000	163,618
Tesco PLC	3.375		11-02-18	EUR	1,000,000	1,181,157
The Royal Bank of Scotland PLC	1.625		06-25-19	EUR	1,300,000	1,484,422
The Royal Bank of Scotland PLC	4.875		01-20-17	EUR	350,000	422,868
The Royal Bank of Scotland PLC	5.375		09-30-19	EUR	164,000	221,074
The Royal Bank of Scotland PLC	6.934		04-09-18	EUR	542,000	696,773
The Royal Bank of Scotland PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625		03-25-24	EUR	210,000	245,374
The Royal Bank of Scotland PLC (4.625% to 9-22-16, then 3 month EURIBOR + 1.300%)	4.625		09-22-21	EUR	1,174,000	1,361,067
Thomas Cook Group PLC	7.750		06-22-17	GBP	475,000	785,267
UBS AG	1.250		09-03-21	EUR	1,300,000	1,493,423
UBS AG	6.000		04-18-18	EUR	310,000	405,399
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	1,850,000	2,298,926
United Utilities Water PLC	4.250		01-24-20	EUR	1,300,000	1,699,324

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Virgin Media Finance PLC (S)	6.000		10-15-24		900,000	$930,938
Virgin Media Secured Finance PLC	6.000		04-15-21	GBP	585,000	943,215
Vodafone Group PLC	4.650		01-20-22	EUR	300,000	417,005
Yorkshire Building Society	2.125		03-18-19	EUR	1,950,000	2,287,724
United States 3.2%						227,146,368
Affinia Group, Inc.	7.750		05-01-21		1,485,000	1,544,400
Ahern Rentals, Inc. (S)	7.375		05-15-23		1,060,000	1,060,000
AK Steel Corp.	7.625		10-01-21		800,000	660,000
Aleris International, Inc.	7.625		02-15-18		250,000	258,125
Aleris International, Inc.	7.875		11-01-20		793,000	818,963
Allegiant Travel Company	5.500		07-15-19		706,000	727,180
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		776,600	813,488
American Airlines Group, Inc. (S)	4.625		03-01-20		235,000	231,622
American Axle & Manufacturing, Inc.	7.750		11-15-19		809,000	921,249
American International Group, Inc. (4.875% to 3-15-17, then 3 month EURIBOR + 1.730%)	4.875		03-15-67	EUR	300,000	350,329
Amgen, Inc.	4.375		12-05-18	EUR	2,230,000	2,835,384
Amsurg Corp.	5.625		07-15-22		930,000	944,136
Approach Resources, Inc.	7.000		06-15-21		1,430,000	1,290,575
Asbury Automotive Group, Inc.	6.000		12-15-24		950,000	995,125
AT&T, Inc.	1.300		09-05-23	EUR	980,000	1,089,788
AT&T, Inc.	1.450		06-01-22	EUR	2,900,000	3,304,298
AT&T, Inc.	2.400		03-15-24	EUR	289,000	348,331
AT&T, Inc.	2.650		12-17-21	EUR	700,000	858,623
AT&T, Inc.	3.550		12-17-32	EUR	280,000	373,546
Avis Budget Car Rental LLC	5.500		04-01-23		1,308,000	1,333,755
Bank of America Corp. (P)	0.861		03-28-18	EUR	750,000	837,657
Bank of America Corp.	1.375		09-10-21	EUR	1,900,000	2,183,650
Bank of America Corp.	2.500		07-27-20	EUR	540,000	656,475
Bank of America Corp.	4.750		04-03-17	EUR	1,200,000	1,459,694
Bank of America Corp.	7.000		06-15-16	EUR	400,000	482,694
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		698,000	712,030
BWAY Holding Company (S)	9.125		08-15-21		990,000	1,019,700
Cablevision Systems Corp.	5.875		09-15-22		635,000	673,100
Cablevision Systems Corp.	8.625		09-15-17		700,000	789,250
Calpine Corp.	5.500		02-01-24		1,000,000	1,000,000
Casella Waste Systems, Inc.	7.750		02-15-19		2,150,000	2,193,000
CCM Merger, Inc. (S)	9.125		05-01-19		1,761,000	1,912,886
CCO Holdings LLC (S)	5.125		05-01-23		870,000	861,300
CCO Holdings LLC	5.250		09-30-22		500,000	499,625
CCO Holdings LLC	5.750		01-15-24		760,000	769,500
CDW LLC	5.000		09-01-23		800,000	824,000
CenturyLink, Inc.	5.625		04-01-20		1,096,000	1,154,625
CenturyLink, Inc.	7.600		09-15-39		1,300,000	1,300,000
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		540,000	540,783
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		1,710,000	1,801,913
Chaparral Energy, Inc.	8.250		09-01-21		825,000	668,250
Citigroup, Inc.	1.375		10-27-21	EUR	500,000	571,887
Citigroup, Inc. (P)	1.453		02-10-19	EUR	1,350,000	1,515,943
Citigroup, Inc.	1.750		01-28-25	EUR	1,300,000	1,492,446
Citigroup, Inc.	5.000		08-02-19	EUR	620,000	821,327
Citigroup, Inc.	7.375		09-04-19	EUR	1,700,000	2,448,586

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		1,120,000	$1,178,800
Cloud Peak Energy Resources LLC	6.375		03-15-24		1,225,000	1,004,500
Communications Sales & Leasing, Inc. (S)	6.000		04-15-23		75,000	75,301
Community Health Systems, Inc.	5.125		08-01-21		885,000	918,188
Community Health Systems, Inc.	6.875		02-01-22		1,263,000	1,340,359
Crestwood Midstream Partners LP (S)	6.250		04-01-23		1,175,000	1,227,875
Crown Americas LLC	6.250		02-01-21		100,000	105,125
DIRECTV Holdings LLC	2.750		05-19-23	EUR	730,000	899,578
DISH DBS Corp.	5.125		05-01-20		620,000	626,975
DISH DBS Corp.	6.750		06-01-21		875,000	926,476
DJO Finance LLC	7.750		04-15-18		500,000	520,080
DJO Finance LLC	9.875		04-15-18		700,000	734,125
DJO Finco, Inc. (S)	8.125		06-15-21		910,000	923,650
DR Horton, Inc.	4.000		02-15-20		666,000	675,990
DR Horton, Inc.	4.375		09-15-22		1,010,000	1,020,100
Eagle Midco, Inc. (S)	9.000		06-15-18		690,000	702,938
Endo Finance LLC (S)	5.750		01-15-22		750,000	759,375
Endo Finance LLC (S)	7.000		12-15-20		1,500,000	1,578,750
Energy XXI Gulf Coast, Inc.	7.500		12-15-21		227,000	93,921
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20		800,000	768,000
EP Energy LLC	7.750		09-01-22		720,000	756,000
Family Tree Escrow LLC (S)	5.250		03-01-20		500,000	523,750
Family Tree Escrow LLC (S)	5.750		03-01-23		750,000	787,500
Ferrellgas LP	6.750		01-15-22		1,275,000	1,310,063
First Data Corp. (S)	8.250		01-15-21		1,210,000	1,282,975
First Data Corp., PIK (S)	8.750		01-15-22		1,500,000	1,605,000
Freescale Semiconductor, Inc.	10.750		08-01-20		967,000	1,041,943
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19		954,000	1,042,245
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22		425,000	465,375
Frontier Communications Corp.	6.875		01-15-25		425,000	411,608
Frontier Communications Corp.	7.625		04-15-24		805,000	820,094
Frontier Communications Corp.	8.125		10-01-18		560,000	630,700
Frontier Communications Corp.	9.000		08-15-31		1,300,000	1,368,250
General Motors Company	5.000		04-01-35		1,981,000	2,064,277
General Motors Company	6.250		10-02-43		1,505,000	1,795,658
GenOn Americas Generation LLC	8.500		10-01-21		525,000	511,875
GenOn Energy, Inc.	9.500		10-15-18		1,920,000	1,992,000
Golden Nugget Escrow, Inc. (S)	8.500		12-01-21		2,383,000	2,508,108
Graphic Packaging International, Inc.	4.875		11-15-22		610,000	631,350
Greektown Holdings LLC (S)	8.875		03-15-19		670,000	708,525
Halcon Resources Corp.	8.875		05-15-21		1,515,000	1,183,215
Halcon Resources Corp.	9.750		07-15-20		1,095,000	897,900
Harland Clarke Holdings Corp. (S)	9.250		03-01-21		1,540,000	1,501,500
HCA Holdings, Inc.	7.750		05-15-21		380,000	405,175
HCA, Inc.	4.250		10-15-19		450,000	470,250
HCA, Inc.	5.250		04-15-25		900,000	975,375
HCA, Inc.	7.500		11-15-95		1,960,000	1,911,000
Hiland Partners LP (S)	5.500		05-15-22		420,000	435,225
Hiland Partners LP (S)	7.250		10-01-20		2,010,000	2,180,850
Huntsman International LLC (S)	5.125		11-15-22		270,000	272,869
IHS, Inc. (S)	5.000		11-01-22		1,175,000	1,175,000
Innovation Ventures LLC (S)	9.500		08-15-19		460,000	473,800

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Interval Acquisition Corp. (S)	5.625		04-15-23		955,000	$966,938
JBS USA LLC (S)	7.250		06-01-21		224,000	236,320
JPMorgan Chase & Co.	1.375		09-16-21	EUR	1,950,000	2,250,611
JPMorgan Chase & Co.	1.500		01-27-25	EUR	1,400,000	1,592,982
JPMorgan Chase & Co.	2.625		04-23-21	EUR	3,350,000	4,142,509
Jurassic Holdings III, Inc. (S)	6.875		02-15-21		700,000	602,000
Kinder Morgan, Inc.	1.500		03-16-22	EUR	1,000,000	1,119,445
Kinder Morgan, Inc.	3.050		12-01-19		1,200,000	1,212,265
Kindred Healthcare, Inc. (S)	8.000		01-15-20		460,000	496,248
Kindred Healthcare, Inc. (S)	8.750		01-15-23		600,000	669,000
Kinetic Concepts, Inc.	10.500		11-01-18		1,336,000	1,437,870
Level 3 Communications, Inc.	8.875		06-01-19		910,000	953,225
Level 3 Financing, Inc.	8.625		07-15-20		678,000	735,630
Light Tower Rentals, Inc. (S)	8.125		08-01-19		1,000,000	827,500
Linn Energy LLC	8.625		04-15-20		264,000	239,580
McGraw-Hill Global Education Holdings LLC	9.750		04-01-21		1,040,000	1,151,800
Mcron Finance Sub LLC (S)	8.375		05-15-19		736,000	782,000
Merck & Company, Inc.	1.875		10-15-26	EUR	1,300,000	1,563,096
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	2,400,000	2,683,209
Metropolitan Life Global Funding I	1.250		09-17-21	EUR	1,400,000	1,606,492
Metropolitan Life Global Funding I	2.375		09-30-19	EUR	2,600,000	3,140,508
MGM Resorts International	6.000		03-15-23		1,110,000	1,148,850
MHGE Parent LLC (S)	8.500		08-01-19		1,000,000	1,025,000
Midstates Petroleum Company, Inc.	10.750		10-01-20		534,000	293,700
Milacron LLC (S)	7.750		02-15-21		1,712,000	1,780,480
Moody's Corp.	1.750		03-09-27	EUR	980,000	1,115,853
Morgan Stanley	1.875		03-30-23	EUR	400,000	467,124
Morgan Stanley	2.375		03-31-21	EUR	1,600,000	1,933,546
Morgan Stanley	4.500		02-23-16	EUR	1,450,000	1,684,055
Morgan Stanley	5.375		08-10-20	EUR	200,000	275,356
Morgan Stanley	5.500		10-02-17	EUR	840,000	1,057,343
MPG Holdco I, Inc. (S)	7.375		10-15-22		590,000	628,350
National Grid North America, Inc.	0.750		02-11-22	EUR	1,700,000	1,874,917
NCI Building Systems, Inc. (S)	8.250		01-15-23		1,178,000	1,248,680
Netflix, Inc. (S)	5.500		02-15-22		1,390,000	1,462,975
New Academy Finance Company LLC, PIK (S)	8.000		06-15-18		425,000	428,188
Novelis, Inc.	8.750		12-15-20		780,000	832,650
NPC International, Inc.	10.500		01-15-20		880,000	928,400
NRG Energy, Inc.	8.250		09-01-20		760,000	801,800
Oasis Petroleum, Inc.	6.875		03-15-22		700,000	712,250
PaperWorks Industries, Inc. (S)	9.500		08-15-19		600,000	606,000
Parsley Energy LLC (S)	7.500		02-15-22		1,865,000	1,948,925
Penn Virginia Corp.	8.500		05-01-20		720,000	702,000
Pfizer, Inc.	5.750		06-03-21	EUR	800,000	1,168,187
Philip Morris International, Inc.	1.875		03-03-21	EUR	1,500,000	1,783,411
Philip Morris International, Inc.	2.750		03-19-25	EUR	450,000	573,949
Philip Morris International, Inc.	2.875		03-03-26	EUR	600,000	777,521
Philip Morris International, Inc.	3.125		06-03-33	EUR	380,000	521,703
Pinnacle Entertainment, Inc.	6.375		08-01-21		1,478,000	1,572,223
Pittsburgh Glass Works LLC (S)	8.000		11-15-18		801,000	847,058
Praxair, Inc.	1.625		12-01-25	EUR	1,700,000	1,984,023
Project Homestake Merger Corp. (S)	8.875		03-01-23		1,475,000	1,491,594

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Prologis LP	3.000		01-18-22	EUR	1,000,000	$1,236,269
Prologis LP	3.375		02-20-24	EUR	800,000	1,019,314
Prospect Medical Holdings, Inc. (S)	8.375		05-01-19		1,725,000	1,837,125
Quad/Graphics, Inc.	7.000		05-01-22		1,159,000	1,116,233
Radio One, Inc. (S)	7.375		04-15-22		969,000	978,690
Rain CII Carbon LLC (S)	8.250		01-15-21		200,000	185,000
Rain CII Carbon LLC	8.500		01-15-21	EUR	775,000	865,858
Rite Aid Corp. (S)	6.125		04-01-23		620,000	642,475
Rite Aid Corp.	6.750		06-15-21		710,000	751,713
Rite Aid Corp.	8.000		08-15-20		1,040,000	1,097,876
RJS Power Holdings LLC (S)	5.125		07-15-19		667,000	656,995
Sabine Pass Liquefaction LLC	5.625		02-01-21		1,595,000	1,631,222
Sabine Pass Liquefaction LLC (S)	5.625		03-01-25		600,000	603,000
Service Corp. International	5.375		05-15-24		830,000	876,688
Shea Homes LP (S)	5.875		04-01-23		274,000	281,508
Simmons Foods, Inc. (S)	7.875		10-01-21		1,300,000	1,264,250
Sinclair Television Group, Inc.	6.125		10-01-22		860,000	907,300
Sirius XM Radio, Inc. (S)	5.375		04-15-25		1,340,000	1,346,700
Six Flags Entertainment Corp. (S)	5.250		01-15-21		980,000	1,014,300
Sophia Holding Finance LP, PIK (S)	9.625		12-01-18		1,160,000	1,177,400
Sprint Capital Corp.	6.875		11-15-28		1,847,000	1,671,535
Sprint Communications, Inc.	6.000		11-15-22		2,361,000	2,222,291
Sprint Communications, Inc.	7.000		08-15-20		400,000	406,000
Sprint Corp.	7.125		06-15-24		275,000	266,750
Sprint Corp.	7.250		09-15-21		1,475,000	1,480,531
Sprint Corp.	7.625		02-15-25		830,000	816,222
Station Casinos LLC	7.500		03-01-21		1,191,000	1,283,303
Summit Materials LLC	10.500		01-31-20		520,000	568,100
T-Mobile USA, Inc.	6.125		01-15-22		1,525,000	1,572,656
T-Mobile USA, Inc.	6.625		11-15-20		1,110,000	1,158,563
T-Mobile USA, Inc.	6.836		04-28-23		415,000	438,863
Targa Resources Partners LP (S)	5.000		01-15-18		1,270,000	1,317,625
Tenet Healthcare Corp.	4.500		04-01-21		913,000	909,576
Tenet Healthcare Corp.	6.250		11-01-18		520,000	562,770
Tenet Healthcare Corp.	8.000		08-01-20		378,000	395,483
The ADT Corp.	6.250		10-15-21		960,000	1,032,000
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		1,059,000	1,122,540
The Procter & Gamble Company	2.000		11-05-21	EUR	100,000	121,355
The Procter & Gamble Company	4.875		05-11-27	EUR	100,000	158,431
Toll Brothers Finance Corp.	5.625		01-15-24		167,000	181,613
Toll Brothers Finance Corp.	5.875		02-15-22		817,000	898,700
UAL 2007-1 Pass Through Trust	6.636		07-02-22		1,515,807	1,637,071
United Rentals North America, Inc.	7.625		04-15-22		1,379,000	1,520,348
Univision Communications, Inc. (S)	6.750		09-15-22		434,000	466,029
US Airways 2011-1 Class A Pass Through Trust	7.125		10-22-23		1,733,656	2,054,382
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	800,000	905,017
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		1,420,000	1,487,450
Vander Intermediate Holding II Corp., PIK (S)	9.750		02-01-19		1,590,000	1,605,900
Vector Group, Ltd.	7.750		02-15-21		1,630,000	1,744,100
Verizon Communications, Inc.	2.375		02-17-22	EUR	1,280,000	1,562,823
Verizon Communications, Inc.	3.250		02-17-26	EUR	1,180,000	1,559,219
Visant Corp.	10.000		10-01-17		1,210,000	1,055,725

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Wachovia Corp.	4.375		11-27-18	EUR	900,000	$1,137,011
Wal-Mart Stores, Inc.	4.875		09-21-29	EUR	200,000	330,567
Waterjet Holdings, Inc. (S)	7.625		02-01-20		1,057,000	1,115,135
Wells Fargo & Company	2.125		06-04-24	EUR	600,000	726,138
Wells Fargo & Company	2.250		09-03-20	EUR	1,350,000	1,639,450
Wells Fargo & Company	2.625		08-16-22	EUR	1,100,000	1,377,892
Windstream Corp.	6.375		08-01-23		2,270,000	2,003,275
XPO Logistics, Inc. (S)	7.875		09-01-19		750,000	798,750
Zebra Technologies Corp. (S)	7.250		10-15-22		1,370,000	1,479,600
ZF North America Capital, Inc. (S)	4.750		04-29-25		610,000	611,525
Capital preferred securities 0.0%						$929,147
(Cost $965,536)
United States 0.0%						929,147
GE Capital Trust IV (4.625% to 9-15-16, then 3 month EURIBOR +1.600%)	4.625		09-15-66	EUR	795,000	929,147
Foreign government obligations 10.1%						$728,713,757
(Cost $835,180,128)
Brazil 5.2%						373,485,965
Federative Republic of Brazil
Note	6.000		08-15-22	BRL	123,150,000	106,779,893
Note	6.000		05-15-23	BRL	14,900,000	13,103,563
Note	6.000		05-15-45	BRL	13,700,000	12,111,115
Note	6.000		08-15-50	BRL	83,000,000	72,393,427
Note	10.000		01-01-23	BRL	271,700,000	81,748,609
Note	10.000		01-01-25	BRL	296,350,000	87,349,358
Germany 0.2%						13,064,415
Federal Republic of Germany
Bond (D)	1.500		09-04-22	EUR	10,100,000	12,433,809
Bond	1.500		05-15-24	EUR	200,000	248,445
Bond	4.750		07-04-40	EUR	180,000	382,161
Mexico 4.7%						342,163,377
Government of Mexico
Bond	6.500		06-10-21	MXN	1,254,974,800	85,425,567
Bond	7.500		06-03-27	MXN	1,179,930,200	85,524,328
Bond	8.500		05-31-29	MXN	1,091,707,700	85,994,574
Bond	10.000		12-05-24	MXN	1,009,501,400	85,218,908
				Shares		Value
Common stocks 32.8%						$2,372,552,614
(Cost $2,206,935,819)
Australia 1.1%						83,333,506
BHP Billiton PLC				3,088,227		74,230,047
Fortescue Metals Group, Ltd.				1,582,000		2,672,495
Oil Search, Ltd.				1,012,978		6,430,964
Austria 0.1%						8,546,579
Erste Group Bank AG				101,825		2,874,887
Oesterreichische Post AG				103,339		5,028,461
Raiffeisen Bank International AG				38,748		643,231
Belgium 0.5%						32,888,741
Anheuser-Busch InBev NV				117,146		14,262,323
KBC Groep NV				82,825		5,449,328

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Shares	Value
Belgium (continued)
UCB SA	101,421	$7,305,643
Umicore SA	118,122	5,871,447
Bermuda 0.2%		11,332,405
Lazard, Ltd., Class A	213,698	11,332,405
Brazil 0.3%		19,599,360
Vale SA, ADR	2,552,000	19,599,360
Canada 0.5%		33,033,927
Africa Oil Corp. (I)	549,757	1,198,505
Alimentation Couche-Tard, Inc., Class B	379,581	14,528,844
Element Financial Corp. (I)	570,546	8,181,057
First Quantum Minerals, Ltd.	305,100	4,673,227
Teck Resources, Ltd., Class B	293,300	4,452,294
China 1.9%		135,624,919
AAC Technologies Holdings, Inc.	106,000	559,543
Agricultural Bank of China, Ltd., H Shares	3,201,000	1,802,099
Anhui Conch Cement Company, Ltd., H Shares	355,000	1,435,356
Baidu, Inc., ADR (I)	16,682	3,341,071
Bank of China, Ltd., H Shares	11,366,000	7,788,017
Bank of Communications Company, Ltd., H Shares	651,000	667,314
China Construction Bank Corp., H Shares	10,178,000	9,880,135
China Life Insurance Company, Ltd., H Shares	944,000	4,581,499
China Longyuan Power Group Corp., H Shares	416,000	515,546
China Mengniu Dairy Company, Ltd.	1,007,425	5,103,559
China Merchants Bank Company, Ltd., H Shares	704,064	2,113,347
China Pacific Insurance Group Company, Ltd., H Shares	287,600	1,558,867
China Petroleum & Chemical Corp., H Shares	3,290,400	3,105,367
China Shenhua Energy Company, Ltd., H Shares	141,500	367,483
China Telecom Corp., Ltd., H Shares	2,024,000	1,499,395
CITIC Securities Company, Ltd., H Shares	273,500	1,211,578
CNOOC, Ltd.	2,572,000	4,385,805
Geely Automobile Holdings, Ltd.	27,245,000	15,326,932
Great Wall Motor Company, Ltd., H Shares	160,500	1,217,806
Haitong Securities Company, Ltd., H Shares	165,600	540,865
Hengan International Group Company, Ltd.	259,500	3,201,433
Huaneng Power International, Inc., H Shares	1,080,000	1,531,675
Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	10,855,404
JD.com, Inc., ADR (I)	340,200	11,417,112
Jiangxi Copper Company, Ltd., H Shares	255,000	526,241
Minth Group, Ltd.	222,000	555,787
PetroChina Company, Ltd., H Shares	2,276,000	2,935,501
Ping An Insurance Group Company of China, Ltd., H Shares	427,000	6,106,628
Sinopharm Group Company, Ltd., H Shares	300,800	1,428,739
Tencent Holdings, Ltd.	617,700	12,748,630
Tianhe Chemicals Group, Ltd. (I)(S)	4,848,409	731,901
Tingyi Cayman Islands Holding Corp.	238,000	502,601
Vipshop Holdings, Ltd., ADR (I)	424,100	11,997,789
Zhuzhou CSR Times Electric Company, Ltd., H Shares	439,000	3,732,858
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	505,800	351,036
Denmark 1.0%		69,839,269
Coloplast A/S	139,160	11,358,809

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Denmark (continued)
Danske Bank A/S	1,142,306	$32,396,567
ISS A/S	149,141	5,037,822
Novo Nordisk A/S, Class B	374,881	21,046,071
Finland 1.0%		70,489,432
Kesko OYJ, B Shares	154,500	6,312,683
Kone OYJ, Class B	271,386	11,675,462
Nokia OYJ	3,715,004	25,066,732
Sampo OYJ, Class A	308,855	14,965,335
Wartsila OYJ Abp	271,779	12,469,220
France 1.6%		117,008,209
AXA SA	494,367	12,500,483
BNP Paribas SA	376,266	23,761,675
Credit Agricole SA	377,495	5,873,198
Klepierre	127,812	6,199,602
Natixis SA	295,336	2,444,632
Orange SA	564,982	9,305,995
Rexel SA	313,920	5,916,335
Societe BIC SA	84,469	14,429,953
Societe Generale SA	270,966	13,546,853
Total SA	195,828	10,604,077
Veolia Environnement SA	587,212	12,425,406
Germany 1.5%		111,589,252
Allianz SE	83,308	14,180,241
Bayer AG	120,575	17,354,671
Commerzbank AG (I)	317,427	4,282,373
Deutsche Bank AG	437,097	13,979,163
Deutsche Post AG	421,572	13,881,624
Deutsche Telekom AG	1,578,198	29,008,306
GEA Group AG	264,596	12,707,464
Tui AG	332,253	6,195,410
Greece 0.0%		2,009,124
Alpha Bank AE (I)	1,445,540	506,525
Eurobank Ergasias SA (I)	3,196,910	486,667
National Bank of Greece SA (I)	508,411	712,860
Piraeus Bank SA (I)	679,079	303,072
Hong Kong 0.5%		37,104,667
AIA Group, Ltd.	450,600	2,996,704
Belle International Holdings, Ltd.	773,000	992,123
China Gas Holdings, Ltd.	782,000	1,381,673
China Merchants Holdings International Company, Ltd.	336,000	1,524,320
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Mobile, Ltd.	987,500	14,104,745
China Overseas Land & Investment, Ltd.	1,228,000	5,115,086
China Resources Land, Ltd.	1,214,888	4,407,868
China Resources Power Holdings Company, Ltd.	284,000	856,729
China State Construction International Holdings, Ltd.	674,000	1,299,017
China Unicom Hong Kong, Ltd.	874,000	1,641,485
Galaxy Entertainment Group, Ltd.	394,000	1,893,515
REXLot Holdings, Ltd.	3,350,000	249,498
Shanghai Industrial Holdings, Ltd.	161,000	641,904

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Shares	Value
India 0.0%		$3,569,438
Vedanta Resources PLC	371,634	3,569,438
Ireland 0.5%		39,242,045
Allegion PLC	144,886	8,859,779
Bank of Ireland (I)	7,982,012	3,085,635
Ryanair Holdings PLC, ADR	343,300	22,263,005
Shire PLC	61,942	5,033,626
Israel 0.1%		4,266,186
Mobileye NV (I)	95,100	4,266,186
Italy 1.0%		76,181,514
Atlantia SpA	405,672	11,409,509
Banca Monte dei Paschi di Siena SpA (I)	1,721,827	1,061,177
Banca Popolare dell'Emilia Romagna SC (I)	161,423	1,327,838
Banca Popolare di Milano Scarl (I)	1,477,938	1,522,907
Banca Popolare di Sondrio Scarl	152,575	692,468
Banco Popolare SC (I)	121,882	1,926,889
Enel SpA	2,721,384	12,899,194
Intesa Sanpaolo SpA	4,714,843	15,839,518
Mediobanca SpA	198,535	1,927,291
Telecom Italia SpA	12,171,284	11,713,565
UniCredit SpA	1,874,095	13,452,491
Unione di Banche Italiane SCPA	303,459	2,408,667
Japan 0.9%		62,926,856
Kumagai Gumi Company, Ltd.	1,002,000	3,200,753
Mitsubishi UFJ Financial Group, Inc.	1,448,000	10,287,099
Mitsui Fudosan Company, Ltd.	345,000	10,227,283
ORIX Corp.	550,100	8,459,651
Resorttrust, Inc.	560,800	14,650,349
Seven & I Holdings Company, Ltd.	223,500	9,606,994
Taiheiyo Cement Corp.	2,061,000	6,494,727
Luxembourg 0.3%		20,608,619
RTL Group SA	94,956	8,902,202
SES SA	334,028	11,706,417
Macau 0.0%		1,640,339
Sands China, Ltd.	402,400	1,640,339
Netherlands 0.7%		53,294,239
Boskalis Westminster NV	141,782	7,367,077
ING Groep NV (I)	1,298,326	19,918,320
Koninklijke KPN NV	2,814,956	10,437,170
Royal Dutch Shell PLC, A Shares	304,246	9,592,948
Royal Dutch Shell PLC, B Shares	186,743	5,978,724
Norway 0.3%		21,947,915
DNB ASA	250,359	4,447,676
Statoil ASA	236,575	5,015,475
Telenor ASA	552,786	12,484,764
Portugal 0.3%		20,475,495
Banco Comercial Portugues SA (I)	13,683,811	1,362,648
CTT-Correios de Portugal SA	484,820	5,468,269
Galp Energia SGPS SA	998,895	13,644,578

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Russia 0.2%		$15,099,120
MMC Norilsk Nickel OJSC, ADR	804,000	15,099,120
Singapore 0.2%		15,850,214
Avago Technologies, Ltd.	135,611	15,850,214
Spain 1.9%		141,100,091
ACS Actividades de Construccion y Servicios SA	193,769	6,827,590
Amadeus IT Holding SA, A Shares	193,917	8,839,112
Banco Bilbao Vizcaya Argentaria SA	2,106,469	21,165,959
Banco de Sabadell SA (I)	1,632,405	4,365,789
Banco Popular Espanol SA	637,233	3,315,557
Banco Santander SA	4,234,949	32,018,621
Bankia SA (I)	1,478,637	2,064,931
Bankinter SA	3,625,121	27,415,977
CaixaBank SA	781,395	3,919,126
Endesa SA	644,647	12,772,582
Inditex SA	262,704	8,429,922
Repsol SA	483,407	9,964,925
Sweden 0.9%		62,708,622
Atlas Copco AB, A Shares	369,920	11,546,307
Investment AB Kinnevik, B Shares	266,751	9,193,009
Lundin Petroleum AB (I)	273,120	4,420,934
Svenska Handelsbanken AB, A Shares	287,989	13,293,263
Swedbank AB, A Shares	547,859	12,739,187
Swedish Match AB	374,087	11,515,922
Switzerland 2.0%		141,689,913
Givaudan SA (I)	2,455	4,593,733
Glencore PLC (I)	8,192,435	38,918,713
Nestle SA	198,540	15,403,570
Novartis AG	235,537	24,041,760
Partners Group Holding AG	21,639	6,782,438
Roche Holding AG	116,874	33,444,090
Zurich Insurance Group AG (I)	59,956	18,505,609
United Kingdom 6.7%		483,062,467
AA PLC (I)	1,134,287	7,249,867
Anglo American PLC	911,352	15,440,590
Antofagasta PLC	500,900	5,995,413
ARM Holdings PLC	745,549	12,667,905
Ashtead Group PLC	98,345	1,686,377
AstraZeneca PLC	120,705	8,283,573
Aviva PLC	640,886	5,156,220
Babcock International Group PLC	501,501	7,736,111
Barclays PLC	6,707,772	26,243,821
Barratt Developments PLC	449,127	3,563,078
Bellway PLC	147,538	4,485,479
Berkeley Group Holdings PLC	88,302	3,399,861
BG Group PLC	418,393	7,578,579
BP PLC	2,446,271	17,643,472
British American Tobacco PLC	191,909	10,544,167
Britvic PLC	132,227	1,468,456
BT Group PLC	4,005,711	27,938,166
BTG PLC (I)	187,061	2,064,043

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
United Kingdom (continued)
Burberry Group PLC	176,327	$4,700,701
Capita PLC	223,160	3,906,010
Carillion PLC	664,197	3,313,914
Close Brothers Group PLC	121,523	2,840,654
Colt Group SA (I)	909,920	2,079,968
Crest Nicholson Holdings PLC	139,721	959,286
Derwent London PLC	47,407	2,495,290
Diageo PLC	31,546	875,791
Direct Line Insurance Group PLC	489,605	2,390,275
Dixons Carphone PLC	284,632	1,847,213
Drax Group PLC	240,104	1,466,989
DS Smith PLC	650,249	3,476,850
Essentra PLC	242,540	3,560,317
esure Group PLC	457,305	1,533,147
Galliford Try PLC	139,186	3,202,691
GKN PLC	1,512,909	8,114,618
GlaxoSmithKline PLC	539,859	12,468,943
Greene King PLC	796,723	10,129,439
HellermannTyton Group PLC	371,627	1,962,072
Howden Joinery Group PLC	1,185,698	8,440,761
HSBC Holdings PLC	2,492,774	24,901,560
IMI PLC (I)	334,044	6,401,144
Imperial Tobacco Group PLC	89,625	4,376,433
Inchcape PLC	535,850	6,816,044
International Consolidated Airlines Group SA (I)	1,958,480	16,284,879
Interserve PLC	99,857	884,405
ITV PLC	1,444,017	5,606,414
Jardine Lloyd Thompson Group PLC	234,255	3,814,942
Kier Group PLC	77,307	1,917,705
Lancashire Holdings, Ltd.	198,557	1,941,046
Legal & General Group PLC	1,807,950	7,186,736
Lloyds Banking Group PLC	8,342,735	9,880,107
National Grid PLC	113,313	1,524,438
Petrofac, Ltd.	572,892	7,646,545
Prudential PLC	524,143	13,049,860
Reckitt Benckiser Group PLC	49,397	4,396,549
Reed Elsevier PLC	324,573	5,371,791
Rio Tinto PLC	1,171,834	52,440,806
SABMiller PLC	63,750	3,374,470
Standard Chartered PLC	106,925	1,750,597
SVG Capital PLC (I)	267,848	2,049,882
Telecom Plus PLC	112,486	1,321,216
The Restaurant Group PLC	280,142	2,911,366
The Sage Group PLC	740,656	5,506,928
Thomas Cook Group PLC (I)	2,890,067	6,339,044
Tullow Oil PLC	164,314	1,043,240
Unilever PLC	78,708	3,450,122
United Utilities Group PLC	218,659	3,252,815
Vodafone Group PLC	4,247,875	14,966,139
W.S. Atkins PLC	219,684	4,507,505
Whitbread PLC	55,410	4,449,384
WPP PLC	205,315	4,788,248

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United States 6.6%		$476,490,151
Activision Blizzard, Inc.	307,371	7,012,669
Acuity Brands, Inc.	49,971	8,342,658
Advance Auto Parts, Inc.	54,191	7,749,313
Alliance Data Systems Corp. (I)	55,552	16,516,165
American Tower Corp.	157,261	14,865,882
Amgen, Inc.	86,874	13,718,273
Avis Budget Group, Inc. (I)	68,075	3,685,581
BorgWarner, Inc.	105,091	6,221,387
Bristol-Myers Squibb Company	160,188	10,208,781
Cardinal Health, Inc.	99,038	8,352,865
Celgene Corp. (I)	157,552	17,025,069
Citigroup, Inc.	226,595	12,082,045
CMS Energy Corp.	177,557	6,024,509
CSX Corp.	139,341	5,028,817
CVS Health Corp.	166,446	16,526,423
Delta Air Lines, Inc.	195,976	8,748,369
Electronic Arts, Inc. (I)	293,402	17,043,722
Evercore Partners, Inc., Class A	79,697	3,844,583
Facebook, Inc., Class A (I)	147,139	11,590,139
FEI Company	105,695	7,975,745
First Republic Bank	305,757	17,822,576
Fortune Brands Home & Security, Inc.	346,596	15,458,182
Freeport-McMoRan, Inc.	527,900	12,284,233
Google, Inc., Class A (I)	2,988	1,639,725
Google, Inc., Class C (I)	25,565	13,737,089
Halliburton Company	163,719	8,014,045
Hanesbrands, Inc.	508,784	15,813,007
Hertz Global Holdings, Inc. (I)	252,072	5,253,180
Hewlett-Packard Company	278,173	9,171,364
Illumina, Inc. (I)	62,960	11,600,380
J.B. Hunt Transport Services, Inc.	91,939	8,017,081
Kansas City Southern	101,426	10,395,151
Kraft Foods Group, Inc.	134,441	11,393,875
LyondellBasell Industries NV, Class A	100,187	10,371,358
Macy's, Inc.	170,641	11,028,528
Martin Marietta Materials, Inc.	86,755	12,375,601
McKesson Corp.	41,604	9,294,334
Pall Corp.	160,709	15,640,200
Stillwater Mining Company (I)	735,478	9,877,470
The Charles Schwab Corp.	412,479	12,580,610
The Home Depot, Inc.	103,111	11,030,815
The TJX Companies, Inc.	131,867	8,510,696
Time Warner, Inc.	91,476	7,721,489
Visteon Corp. (I)	129,607	13,142,150
Western Digital Corp.	120,258	11,754,017
Rights 0.0%		$715,935
(Cost $688,788)
Banco Popular Espanol SA (I)(N)	637,233	12,164
Banco Santander SA (I)(N)	4,234,949	703,771

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

				Shares/Par	Value
Purchased options 0.7%					$53,012,384
(Cost $83,759,014)
Call options 0.2%					14,917,360
Exchange Traded on S&P 500 Index (Expiration Date: 6-19-15; Strike Price: $2,095.00) (I)				180,500	5,884,300
Over the Counter on Dow Jones Euro STOXX Banks Index (Expiration Date: 6-19-15; Strike Price: EUR 135.00; Counterparty: BNP Paribas SA) (I)				419,848	9,033,060
Put options 0.5%					38,095,024
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 12-16-16; Strike Price: EUR 3,000.00) (I)				67,000	13,819,924
Exchange Traded on Euro STOXX 50 Index (Expiration Date: 6-17-16; Strike Price: EUR 3,000.00) (I)				49,930	7,596,658
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 1-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 1-10-54; Counterparty: Morgan Stanley) (I)				45,000,000	1,855,948
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-11-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-14-53; Counterparty: Morgan Stanley) (I)				30,000,000	1,235,496
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-17-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-21-53; Counterparty: Morgan Stanley) (I)				10,000,000	411,993
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 12-4-33; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 12-7-53; Counterparty: Morgan Stanley) (I)				25,000,000	1,029,173
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-5-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Morgan Stanley) (I)				30,000,000	1,241,156
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 3-6-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 3-8-54; Counterparty: Citibank N.A.) (I)				65,000,000	2,689,170
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)				25,000,000	1,035,807
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-1-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)				35,000,000	1,450,129
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-11-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-13-54; Counterparty: Morgan Stanley) (I)				45,000,000	1,865,291
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)				12,000,000	497,187
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 4-3-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 4-5-54; Counterparty: Morgan Stanley) (I)				22,000,000	911,510
Over the Counter on 20 Year Interest Rate Swap (Expiration Date: 5-8-34; Underlying Swap: Pay Fixed 4.000%, receive EURIBOR maturing 5-10-54; Counterparty: Morgan Stanley) (I)				56,000,000	2,324,344
Over the Counter on Apple CBOE FLEX Options (Expiration Date: 7-17-15; Strike Price: $95.00; Counterparty: Royal Bank of Scotland PLC) (I)				239,300	75,290
Over the Counter on Hang Seng Index (Expiration Date: 6-29-15; Strike Price: HKD 24,144.75; Counterparty: BNP Paribas SA) (I)				5,110	55,948
	Yield (%	)*	Maturity date	Par value^	Value
Short-term investments 47.0%					$3,395,231,632
(Cost $3,395,139,462)
Certificate of deposit 7.3%					525,060,026
Goldman Sachs International	0.375		08-07-15	75,000,000	75,016,575
ING Bank NV	0.290		08-10-15	100,000,000	99,980,700
Mizuho Bank, Ltd.	0.310		07-30-15	125,000,000	125,000,000
Nationwide Building Society	0.380		07-15-15	125,000,000	125,065,651
Natixis SA	0.260		06-01-15	100,000,000	99,997,100
Commercial paper 13.5%					974,786,495
ABN AMRO Bank NV	0.290		07-24-15	125,000,000	124,920,000
Agence Centrale Organismes	0.150		05-27-15	100,000,000	99,989,168
Agence Centrale Organismes	0.205		05-19-15	50,000,000	49,994,876
Banque Federative du Credit Mutuel SA	0.270		07-01-15	100,000,000	99,953,200
DekaBank Deutsche Girozentrale	0.230		05-07-15	100,000,000	99,996,167
Landwirtschaftliche Rentenbank	0.130		05-27-15	125,000,000	124,988,265
Nomura International PLC	0.260		06-16-15	100,000,000	99,964,358
NRW.BANK	0.140		05-04-15	125,000,000	124,998,542

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Yield (%	)*	Maturity date	Par value^	Value
Commercial paper (continued)
NRW.BANK	0.140		06-04-15	150,000,000	$149,981,919
Time deposits 14.5%					1,047,242,261
Banque Nationale de Paris	0.080		05-01-15	105,004,600	105,004,600
Calyon Paris	0.080		05-01-15	170,004,645	170,004,645
Commerzbank AG	0.180		05-01-15	96,043,843	96,043,843
DBS Bank, Ltd.	0.280		07-01-15	50,000,000	50,000,000
DBS Bank, Ltd.	0.280		07-27-15	50,000,000	50,000,000
Den Danske Bank	0.100		05-01-15	42,014,659	42,014,659
DZ Bank AG	0.090		05-01-15	169,309,618	169,309,618
KBC Bank NV	0.100		05-01-15	170,597,945	170,597,945
Lloyds Bank PLC	0.080		05-01-15	157,025,412	157,025,412
Standard Chartered Bank PLC	0.090		05-01-15	37,241,539	37,241,539
U.S. Government 11.5%					829,994,850
U.S. Treasury Bill	0.020		05-14-15	100,000,000	99,999,800
U.S. Treasury Bill (D)	0.020		06-11-15	200,000,000	199,998,800
U.S. Treasury Bill (D)	0.025		07-16-15	200,000,000	200,000,000
U.S. Treasury Bill (D)	0.031		07-23-15	120,000,000	119,997,960
U.S. Treasury Bill (D)	0.034		07-02-15	120,000,000	120,000,000
U.S. Treasury Bill	0.037		07-30-15	90,000,000	89,998,290
				Par value	Value
Repurchase agreement 0.2%					$18,148,000
Repurchase Agreement with State Street Corp. dated 4-30-15 at 0.000% to be repurchased at $18,148,000 on 5-1-15, collateralized by $18,285,000 U.S. Treasury Notes, 1.500% due 11-30-19 (valued at $18,513,563, including interest)				18,148,000	18,148,000
Total investments (Cost $7,194,556,486)† 99.6%					$7,198,870,165
Other assets and liabilities, net 0.4%					$29,902,194
Total net assets 100.0%					$7,228,772,359

SEE NOTES TO FUND'S INVESTMENTS23

Global Absolute Return Strategies Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
MXN	Mexican Peso
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
PIK	Payment-in-kind
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-15, the aggregate cost of investment securities for federal income tax purposes was $7,209,704,999. Net unrealized depreciation aggregated $10,834,834, of which $284,250,791 related to appreciated investment securities and $295,085,625 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 4-30-15:

Financials	11.8%
Foreign government obligations	10.1%
Industrials	5.1%
Consumer discretionary	5.0%
Materials	4.9%
Health care	3.5%
Telecommunication services	2.8%
Information technology	2.7%
Consumer staples	2.3%
Energy	2.2%
Utilities	1.5%
Purchased options	0.7%
Short-term investments and other	47.4%
Total	100.0%

24SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2015, by major security category or type:

	Total market value at 4-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$647,714,696	—	$647,714,696	—
Capital preferred securities	929,147	—	929,147	—
Foreign government obligations	728,713,757	—	728,713,757	—
Common stocks	2,372,552,614	$617,252,494	1,754,568,219	$731,901
Rights	715,935	12,164	703,771	—
Purchased options	53,012,384	5,884,300	47,128,084	—
Short-term investments	3,395,231,632	—	3,395,231,632	—
Total investments in securities	$7,198,870,165	$623,148,958	$6,574,989,306	$731,901
Other financial instruments:
Futures	$6,552,875	$6,552,875	—	—
Forward foreign currency contracts	($89,469,305)	—	($89,469,305)	—
Written options	($34,977,839)	($8,627,900)	($26,349,939)	—
Interest rate swaps	($2,862,449)	—	($2,862,449)	—
Credit default swaps	($4,804,167)	—	($4,804,167)	—
Variance swaps	($3,462,932)	—	($3,462,932)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2015, the fund used futures contracts to gain exposure to certain securities markets, maintain diversity and liquidity of the fund, manage against anticipated changes in securities markets, and as a substitute for securities purchased. The following table summarizes the contracts held at April 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
DAX Index Futures	1,073	Long	Jun 2015	$359,982,435	$346,068,889	($13,913,546)
NASDAQ 100 Index E-Mini Futures	8,185	Long	Jun 2015	708,635,723	721,630,525	12,994,802
Nikkei 225 Futures	1,266	Long	Jun 2015	198,382,412	206,864,824	8,482,412
CAC 40 Index Futures	6,135	Short	May 2015	(356,375,729)	(345,295,287)	11,080,442
Euro STOXX 50 Index Futures	4,447	Short	Jun 2015	(178,706,036)	(178,161,423)	544,613
FTSE 100 Index Futures	3,871	Short	Jun 2015	(399,761,661)	(411,720,013)	(11,958,352)
FTSE 250 Index Futures	1,099	Short	Jun 2015	(57,265,941)	(58,537,667)	(1,271,726)
Hang Seng Index Futures	729	Short	May 2015	(132,716,927)	(132,174,781)	542,146
OMX Stockholm 30 Index Futures	4,513	Short	May 2015	(91,321,755)	(87,746,084)	3,575,671
Russell 2000 Mini Index Futures	6,466	Short	Jun 2015	(793,421,707)	(786,524,240)	6,897,467
S&P 500 Index E-Mini Futures	7,358	Short	Jun 2015	(756,195,842)	(764,827,310)	(8,631,468)
SPI 200 Index Futures	241	Short	Jun 2015	(27,810,426)	(27,448,715)	361,711
Swiss Market Index Futures	1,759	Short	Jun 2015	(170,878,738)	(170,045,780)	832,958
TOPIX Index Futures	524	Short	Jun 2015	(66,728,810)	(69,713,065)	(2,984,255)
						$6,552,875

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, maintain diversity and liquidity of the fund, gain exposure to foreign currencies and as a substitute for securities purchased. The following table summarizes the contracts held at April 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	254,116,853	USD	202,980,919	Citibank N.A. London	5/6/2015	—	($1,908,004)	($1,908,004)
AUD	24,000,000	USD	18,650,928	UBS AG London	5/12/2015	$332,996	—	332,996
AUD	33,013,780	USD	25,639,228	BNP Paribas SA	5/14/2015	471,703	—	471,703
BRL	927,830,000	USD	318,090,675	Barclays Bank PLC Wholesale	5/5/2015	—	(10,143,319)	(10,143,319)
CAD	334,696,318	USD	278,302,261	Royal Bank of Scotland PLC	5/6/2015	—	(911,012)	(911,012)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	1,295,606	USD	1,449,161	HSBC Bank PLC	5/5/2015	5,610	—	5,610
EUR	210,000,000	USD	235,507,860	Royal Bank of Scotland PLC	5/7/2015	296,615	—	296,615
EUR	18,200,000	USD	19,570,223	Royal Bank of Scotland PLC	5/12/2015	867,464	—	867,464
EUR	2,067,073	USD	2,195,498	BNP Paribas SA	7/9/2015	127,496	—	127,496
EUR	294,728	USD	319,470	Citibank N.A. London	7/9/2015	11,748	—	11,748
EUR	1,236,942	USD	1,372,662	UBS AG London	7/9/2015	17,423	—	17,423
EUR	340,474	USD	371,504	Barclays Bank PLC Wholesale	7/16/2015	11,162	—	11,162
EUR	709,934	USD	781,900	BNP Paribas SA	7/16/2015	16,010	—	16,010
EUR	1,879,844	USD	2,070,098	Deutsche Bank AG London	7/16/2015	42,697	—	42,697
EUR	1,148,360	USD	1,272,122	Royal Bank of Scotland PLC	7/16/2015	18,543	—	18,543
GBP	185,407	USD	271,311	Citibank N.A. London	7/9/2015	13,161	—	13,161
GBP	332,402	USD	497,145	HSBC Bank PLC	7/16/2015	12,838	—	12,838
HKD	84,000,000	USD	10,827,505	Goldman Sachs International	5/12/2015	10,407	—	10,407
INR	17,100,000,000	USD	274,610,567	BNP Paribas SA	5/21/2015	—	(6,357,521)	(6,357,521)
INR	4,500,000,000	USD	71,045,153	BNP Paribas SA	6/19/2015	—	(873,024)	(873,024)
MXN	325,600,000	USD	21,702,326	BNP Paribas SA	5/20/2015	—	(502,270)	(502,270)
MXN	733,000,000	USD	47,329,774	UBS AG London	5/20/2015	396,396	—	396,396
MXN	1,522,000,000	USD	101,993,634	Deutsche Bank AG London	5/21/2015	—	(2,902,068)	(2,902,068)
MXN	2,750,400,000	USD	183,880,996	BNP Paribas SA	5/22/2015	—	(4,825,636)	(4,825,636)
MXN	400,000,000	USD	26,019,776	Goldman Sachs International	5/22/2015	20,852	—	20,852
MXN	1,631,000,000	USD	108,603,010	Deutsche Bank AG London	5/26/2015	—	(2,452,236)	(2,452,236)
MXN	890,000,000	USD	59,088,314	UBS AG London	5/27/2015	—	(1,168,301)	(1,168,301)
USD	200,578,752	AUD	254,116,853	BNP Paribas SA	5/6/2015	—	(494,163)	(494,163)
USD	21,728,628	AUD	27,890,265	Goldman Sachs International	5/12/2015	—	(332,484)	(332,484)
USD	41,130,657	AUD	53,013,780	UBS AG London	5/14/2015	—	(798,477)	(798,477)
USD	210,248,870	AUD	278,035,623	Royal Bank of Scotland PLC	5/22/2015	—	(9,555,867)	(9,555,867)
USD	52,819,741	AUD	68,200,000	Citibank N.A. London	6/9/2015	—	(1,043,547)	(1,043,547)
USD	48,439,281	AUD	62,295,717	Deutsche Bank AG London	7/24/2015	—	(640,407)	(640,407)
USD	57,666,510	AUD	75,000,000	HSBC Bank PLC	7/28/2015	—	(1,409,428)	(1,409,428)
USD	22,771,285	AUD	29,319,994	Deutsche Bank AG London	7/29/2015	—	(322,211)	(322,211)
USD	201,902,447	AUD	254,116,853	Citibank N.A. London	8/10/2015	1,876,282	—	1,876,282
USD	337,217,867	BRL	927,830,000	Barclays Bank PLC Wholesale	5/5/2015	29,270,507	—	29,270,507
USD	72,926,997	BRL	229,000,000	Barclays Bank PLC Wholesale	6/2/2015	—	(2,331,704)	(2,331,704)
USD	311,937,901	BRL	927,830,000	Barclays Bank PLC Wholesale	7/2/2015	9,961,752	—	9,961,752
USD	262,661,237	CAD	334,696,318	Goldman Sachs International	5/6/2015	—	(14,730,012)	(14,730,012)
USD	97,708,344	CAD	124,000,000	Goldman Sachs International	5/8/2015	—	(5,058,061)	(5,058,061)
USD	9,915,520	CAD	12,357,653	UBS AG London	5/12/2015	—	(325,473)	(325,473)
USD	7,503,457	CAD	9,395,299	Royal Bank of Scotland PLC	5/14/2015	—	(282,374)	(282,374)
USD	14,429,370	CAD	18,050,000	Goldman Sachs International	6/9/2015	—	(523,309)	(523,309)
USD	93,383,179	CAD	117,000,000	HSBC Bank PLC	6/12/2015	—	(3,536,035)	(3,536,035)
USD	76,867,500	CAD	96,878,647	Deutsche Bank AG London	7/8/2015	—	(3,355,291)	(3,355,291)
USD	277,948,053	CAD	334,696,318	Royal Bank of Scotland PLC	8/7/2015	909,009	—	909,009
USD	59,815,184	CHF	54,766,065	Deutsche Bank AG London	5/12/2015	1,101,190	—	1,101,190
USD	10,816,400	CHF	10,000,000	UBS AG London	5/15/2015	94,365	—	94,365
USD	79,661,264	CHF	75,970,000	UBS AG London	6/9/2015	—	(1,868,966)	(1,868,966)
USD	11,260,367	DKK	72,924,221	Royal Bank of Scotland PLC	5/12/2015	290,310	—	290,310
USD	10,964,273	DKK	72,740,000	Merrill Lynch International	6/9/2015	11,046	—	11,046
USD	238,420,980	EUR	210,000,000	Royal Bank of Scotland PLC	5/7/2015	2,616,505	—	2,616,505
USD	198,123,265	EUR	172,774,333	Royal Bank of Scotland PLC	5/12/2015	4,106,348	—	4,106,348
USD	11,316,981	EUR	10,000,000	Goldman Sachs International	5/14/2015	87,191	—	87,191
USD	15,933,974	EUR	14,000,000	HSBC Bank PLC	5/14/2015	212,267	—	212,267
USD	74,634,509	EUR	66,800,000	UBS AG London	5/14/2015	—	(380,491)	(380,491)
USD	117,000,975	EUR	108,500,000	BNP Paribas SA	6/4/2015	—	(4,875,480)	(4,875,480)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	481,374,094	EUR	436,026,965	Barclays Bank PLC Wholesale	6/9/2015	—	(8,440,816)	(8,440,816)
USD	61,529,302	EUR	58,301,554	UBS AG London	6/9/2015	—	(3,964,285)	(3,964,285)
USD	2,937,120	EUR	2,742,773	BNP Paribas SA	7/9/2015	—	(145,230)	(145,230)
USD	216,657,500	EUR	200,000,000	Goldman Sachs International	7/9/2015	—	(8,104,073)	(8,104,073)
USD	189,953,625	EUR	175,203,005	HSBC Bank PLC	7/9/2015	—	(6,940,889)	(6,940,889)
USD	562,051	EUR	510,432	Merrill Lynch International	7/9/2015	—	(11,577)	(11,577)
USD	172,961,577	EUR	159,114,919	Goldman Sachs International	7/13/2015	—	(5,863,201)	(5,863,201)
USD	104,278,272	EUR	96,000,000	Goldman Sachs International	7/14/2015	—	(3,614,961)	(3,614,961)
USD	90,041,590	EUR	83,726,417	Goldman Sachs International	7/16/2015	—	(4,060,190)	(4,060,190)
USD	789,057	EUR	733,990	Merrill Lynch International	7/16/2015	—	(35,889)	(35,889)
USD	164,992,565	EUR	155,962,788	BNP Paribas SA	7/20/2015	—	(10,307,087)	(10,307,087)
USD	153,352,475	EUR	143,883,137	Goldman Sachs International	7/23/2015	—	(8,376,751)	(8,376,751)
USD	235,805,388	EUR	210,000,000	Royal Bank of Scotland PLC	8/11/2015	—	(307,964)	(307,964)
USD	18,448,620	GBP	12,000,000	Deutsche Bank AG London	5/14/2015	29,956	—	29,956
USD	75,677,945	GBP	49,736,144	Goldman Sachs International	5/14/2015	—	(661,500)	(661,500)
USD	537,707,978	GBP	348,985,626	BNP Paribas SA	6/9/2015	2,148,276	—	2,148,276
USD	901,622	GBP	608,881	BNP Paribas SA	7/9/2015	—	(32,588)	(32,588)
USD	5,157,270	GBP	3,482,854	Citibank N.A. London	7/9/2015	—	(186,503)	(186,503)
USD	6,567,320	GBP	4,441,090	UBS AG London	7/16/2015	—	(246,361)	(246,361)
USD	149,060,008	HKD	1,155,548,790	HSBC Bank PLC	5/12/2015	—	(32,095)	(32,095)
USD	9,292,069	JPY	1,100,000,000	Goldman Sachs International	5/12/2015	79,052	—	79,052
USD	13,788,959	JPY	1,615,308,455	Royal Bank of Scotland PLC	5/12/2015	259,992	—	259,992
USD	237,487,707	JPY	28,154,167,645	BNP Paribas SA	5/28/2015	1,649,029	—	1,649,029
USD	33,641,000	JPY	4,025,000,000	Goldman Sachs International	6/9/2015	—	(79,217)	(79,217)
USD	126,273,787	JPY	15,000,000,000	Royal Bank of Scotland PLC	7/28/2015	521,062	—	521,062
USD	145,527,303	MXN	2,255,454,900	Deutsche Bank AG London	6/25/2015	—	(952,823)	(952,823)
USD	23,226,805	MXN	360,000,000	Royal Bank of Scotland PLC	6/25/2015	—	(153,332)	(153,332)
USD	4,702,591	NOK	35,262,413	Deutsche Bank AG London	5/12/2015	20,488	—	20,488
USD	6,807,964	NOK	52,350,000	Royal Bank of Scotland PLC	6/9/2015	—	(137,559)	(137,559)
USD	3,577,353	RUB	249,959,300	BNP Paribas SA	5/19/2015	—	(1,253,297)	(1,253,297)
USD	45,934,356	SEK	378,660,917	UBS AG London	5/12/2015	489,356	—	489,356
USD	1,632,938	SGD	2,200,000	Barclays Bank PLC Wholesale	5/12/2015	—	(29,459)	(29,459)
USD	984,173	SGD	1,345,000	Royal Bank of Scotland PLC	6/9/2015	—	(31,591)	(31,591)
						$58,407,104	($147,876,409)	($89,469,305)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	U.S. Dollar
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2015, the fund used purchased options to manage duration of the fund, manage against anticipated changes in securities markets and interest rate changes, gain exposure to foreign currencies and to certain securities markets and maintain diversity and liquidity of the fund.

During the period ended April 30, 2015, the fund wrote option contracts to manage against anticipated changes in securities markets, gain exposure to foreign currencies and certain securities markets and maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the period ended April 30, 2015 and the contracts held at April 30, 2015.

	Number of contracts*	Notional amount*	Premiums received
Outstanding, beginning of period	2,393	672,945,000	$11,801,368
Options written	1,805	1,960,063,207	72,318,797
Option closed	—	(1,885,463,609)	(47,830,542)
Options exercised	—	—	—
Options expired	—	(18,750,815)	(2,776,856)
Outstanding, end of period	4,198	728,793,783	$33,512,767

* The amounts for options on securities and exchange-traded index options represent number of contracts. The amounts for OTC index options and foreign currency options represent notional amount.

Options on securities (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date	Number of contracts	Premium	Base market value
Calls
Apple CBOE FLEX Options	Royal Bank of Scotland PLC	$95.00	Jul 2015	2,393	$2,022,516	($7,180,481)

Index options (exchange-traded)

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Puts
S&P 500 Index	$2,095.00	Jun 2015	1,805	$7,577,570	($8,627,900)

Index options (OTC)

Name of issuer	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Hang Seng Index	BNP Paribas	24,144.75	Jun 2015	HKD	5,110	$448,142	($2,459,717)
Puts
Dow Jones Euro STOXX Banks Index	Royal Bank of Scotland PLC	135.00	Jun 2015	EUR	419,848	$6,123,481	($745,935)

Foreign currency options (OTC)

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	$752,149	($973,045)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	889,010	(977,350)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	921,763	(981,607)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	935,800	(990,591)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	55,000,000	1,034,000	(1,164,405)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	46,790,000	986,099	(995,457)
Japanese Yen versus U.S. Dollar	Royal Bank of Scotland PLC	120.00	Oct 2015	USD	55,000,000	1,035,650	(1,170,125)
U.S. Dollar versus Euro	BNP Paribas	1.15	Apr 2016	EUR	102,000,000	1,784,906	(3,428,476)
Total						$8,339,377	($10,681,056)
Puts
Euro versus U.S. Dollar	BNP Paribas	1.05	Mar 2016	EUR	28,683,765	$871,293	($526,787)
Euro versus U.S. Dollar	BNP Paribas	1.05	Mar 2016	EUR	28,683,765	871,293	(528,494)
Euro versus U.S. Dollar	BNP Paribas	1.05	Mar 2016	EUR	28,683,765	871,293	(529,814)

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Euro versus U.S. Dollar	BNP Paribas	1.05	Apr 2016	EUR	28,683,765	871,293	(531,521)
Euro versus U.S. Dollar	BNP Paribas	1.05	Apr 2016	EUR	28,683,765	871,293	(533,196)
Euro versus U.S. Dollar	BNP Paribas	1.05	Apr 2016	EUR	102,000,000	3,353,459	(1,930,529)
Euro versus U.S. Dollar	BNP Paribas	1.05	Apr 2016	EUR	37,000,000	1,291,757	(702,409)
Total						$9,001,681	($5,282,750)

Refer to Currency abbreviations chart following Forward foreign currency contracts for currency definitions.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2015, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. The following table summarizes the interest rate swap contracts held as of April 30, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Royal Bank of Scotland PLC	117,111,000	EUR	$163,153,143	Fixed 1.2100%	EUR-EURIBOR- Reuters	Aug 2016	($1,032,324)	($464,334)	($1,496,658)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared swaps
86,250,000	EUR	113,190,165	EUR-EURIBOR- Reuters	Fixed 1.3800%	Jun 2016	—	1,273,280	1,273,280
86,250,000	EUR	119,650,247	Fixed 1.3800%	EUR-EURIBOR- Reuters	Jun 2016	(1,019,628)	(253,652)	(1,273,280)
172,500,000	EUR	225,949,184	EUR-EURIBOR- Reuters	Fixed 1.2500%	Jun 2016	—	2,287,207	2,287,207
172,500,000	EUR	240,318,306	Fixed 1.2500%	EUR-EURIBOR- Reuters	Jun 2016	(1,729,735)	(557,472)	(2,287,207)
86,250,000	EUR	114,419,208	EUR-EURIBOR- Reuters	Fixed 1.2000%	Aug 2016	—	1,092,566	1,092,566
76,891,000	EUR	101,957,441	EUR-EURIBOR- Reuters	Fixed 1.2040%	Aug 2016	—	977,465	977,465
117,111,000	EUR	155,289,148	EUR-EURIBOR- Reuters	Fixed 1.2075%	Aug 2016	—	1,493,371	1,493,371
117,111,000	EUR	155,359,396	EUR-EURIBOR- Reuters	Fixed 1.2100%	Aug 2016	—	1,496,659	1,496,659
117,111,000	EUR	155,359,396	EUR-EURIBOR- Reuters	Fixed 1.2200%	Aug 2016	—	1,509,835	1,509,835
86,250,000	EUR	119,650,247	Fixed 1.2000%	EUR-EURIBOR- Reuters	Aug 2016	(752,999)	(339,567)	(1,092,566)
76,891,000	EUR	106,982,355	Fixed 1.2040%	EUR-EURIBOR- Reuters	Aug 2016	(676,614)	(300,851)	(977,465)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
117,111,000	EUR	163,153,143	Fixed 1.2075%	EUR-EURIBOR- Reuters	Aug 2016	(1,015,885)	(477,486)	(1,493,371)
117,111,000	EUR	163,153,143	Fixed 1.2200%	EUR-EURIBOR- Reuters	Aug 2016	(1,048,484)	(461,351)	(1,509,835)
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2020%	Aug 2016	—	975,643	975,643
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2070%	Aug 2016	—	979,969	979,969
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2120%	Aug 2016	—	984,294	984,294
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2390%	Aug 2016	—	1,007,640	1,007,640
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2440%	Aug 2016	—	1,011,965	1,011,965
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2520%	Aug 2016	—	1,018,881	1,018,881
76,891,000	EUR	102,691,802	EUR-EURIBOR- Reuters	Fixed 1.2550%	Aug 2016	—	1,021,480	1,021,480
68,539,000	EUR	91,537,285	EUR-EURIBOR- Reuters	Fixed 1.2700%	Aug 2016	—	922,084	922,084
76,891,000	EUR	106,982,355	Fixed 1.2020%	EUR-EURIBOR- Reuters	Aug 2016	(670,214)	(305,429)	(975,643)
76,891,000	EUR	106,982,355	Fixed 1.2070%	EUR-EURIBOR- Reuters	Aug 2016	(671,327)	(308,642)	(979,969)
76,891,000	EUR	106,982,355	Fixed 1.2120%	EUR-EURIBOR- Reuters	Aug 2016	(660,057)	(324,237)	(984,294)
76,891,000	EUR	106,478,648	Fixed 1.2390%	EUR-EURIBOR- Reuters	Aug 2016	(692,123)	(315,517)	(1,007,640)
76,891,000	EUR	106,478,648	Fixed 1.2440%	EUR-EURIBOR- Reuters	Aug 2016	(685,753)	(326,212)	(1,011,965)
76,891,000	EUR	106,478,648	Fixed 1.2500%	EUR-EURIBOR- Reuters	Aug 2016	(686,722)	(332,159)	(1,018,881)
76,891,000	EUR	106,478,648	Fixed 1.2550%	EUR-EURIBOR- Reuters	Aug 2016	(690,046)	(331,434)	(1,021,480)
68,539,000	EUR	94,912,799	Fixed 1.2700%	EUR-EURIBOR- Reuters	Aug 2016	(630,361)	(291,723)	(922,084)
49,743,000	USD	49,743,000	Fixed 1.2400%	USD-LIBOR-BBA	Dec 2016	—	(175,080)	(175,080)
252,098,000	USD	252,098,000	Fixed 1.2725%	USD-LIBOR-BBA	Dec 2016	—	(953,964)	(953,964)
378,147,000	USD	378,147,000	Fixed 1.2280%	USD-LIBOR-BBA	Dec 2016	—	(1,248,263)	(1,248,263)
252,098,000	USD	252,098,000	Fixed 1.2250%	USD-LIBOR-BBA	Dec 2016	—	(819,066)	(819,066)
126,049,000	USD	126,049,000	Fixed 1.1575%	USD-LIBOR-BBA	Dec 2016	—	(321,967)	(321,967)
126,049,000	USD	126,049,000	Fixed 1.1850%	USD-LIBOR-BBA	Dec 2016	—	(356,504)	(356,504)
126,049,000	USD	126,049,000	Fixed 1.2050%	USD-LIBOR-BBA	Dec 2016	—	(374,416)	(374,416)
126,049,000	USD	126,049,000	Fixed 1.2850%	USD-LIBOR-BBA	Dec 2016	—	(472,066)	(472,066)
120,285,000	USD	120,285,000	Fixed 1.2850%	USD-LIBOR-BBA	Dec 2016	—	(448,014)	(448,014)
120,285,000	USD	120,285,000	Fixed 1.3000%	USD-LIBOR-BBA	Dec 2016	—	(465,948)	(465,948)
240,570,000	USD	240,570,000	Fixed 1.3300%	USD-LIBOR-BBA	Dec 2016	—	(1,000,194)	(1,000,194)
134,430,000	USD	134,430,000	Fixed 1.2450%	USD-LIBOR-BBA	Jan 2017	—	(392,415)	(392,415)
134,430,000	USD	134,430,000	Fixed 1.2700%	USD-LIBOR-BBA	Jan 2017	—	(425,794)	(425,794)
148,046,000	USD	148,046,000	Fixed 1.1475%	USD-LIBOR-BBA	Jan 2017	—	(278,386)	(278,386)
271,954,000	USD	271,954,000	Fixed 1.0765%	USD-LIBOR-BBA	Jan 2017	—	(299,911)	(299,911)
175,236,000	USD	175,236,000	Fixed 1.038%	USD-LIBOR-BBA	Jan 2017	—	(122,718)	(122,718)
175,236,000	USD	175,236,000	Fixed 1.0428%	USD-LIBOR-BBA	Jan 2017	—	(122,210)	(122,210)
116,824,000	USD	116,824,000	Fixed 1.0575%	USD-LIBOR-BBA	Jan 2017	—	(92,571)	(92,571)
116,824,000	USD	116,824,000	Fixed 1.1250%	USD-LIBOR-BBA	Jan 2017	—	(168,495)	(168,495)
56,064,000	USD	56,064,000	Fixed 1.0830%	USD-LIBOR-BBA	Feb 2017	—	(42,558)	(42,558)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
262,120,000	USD	262,120,000	Fixed 1.3700%	USD-LIBOR-BBA	Feb 2017	—	(871,313)	(871,313)
56,064,000	USD	56,064,000	Fixed 1.4100%	USD-LIBOR-BBA	Feb 2017	—	(208,614)	(208,614)
209,696,000	USD	209,696,000	Fixed 1.3075%	USD-LIBOR-BBA	Feb 2017	—	(563,306)	(563,306)
40,866,000	USD	40,866,000	Fixed 1.3170%	USD-LIBOR-BBA	Feb 2017	—	(111,818)	(111,818)
81,732,000	USD	81,732,000	Fixed 1.2850%	USD-LIBOR-BBA	Feb 2017	—	(195,936)	(195,936)
48,823,000	USD	48,823,000	Fixed 1.3250%	USD-LIBOR-BBA	Feb 2017	—	(137,486)	(137,486)
81,732,000	USD	81,732,000	Fixed 1.2615%	USD-LIBOR-BBA	Mar 2017	—	(172,193)	(172,193)
122,598,000	USD	122,598,000	Fixed 1.3070%	USD-LIBOR-BBA	Mar 2017	—	(307,758)	(307,758)
163,464,000	USD	163,464,000	Fixed 1.3480%	USD-LIBOR-BBA	Mar 2017	—	(468,243)	(468,243)
81,732,000	USD	81,732,000	Fixed 1.3300%	USD-LIBOR-BBA	Mar 2017	—	(216,255)	(216,255)
81,732,000	USD	81,732,000	Fixed 1.4110%	USD-LIBOR-BBA	Mar 2017	—	(279,736)	(279,736)
81,732,000	USD	81,732,000	Fixed 1.4073%	USD-LIBOR-BBA	Mar 2017	—	(270,688)	(270,688)
127,589,000	USD	127,589,000	Fixed 1.3520%	USD-LIBOR-BBA	Mar 2017	—	(347,552)	(347,552)
190,385,000	AUD	173,973,871	AUD-BBR-BBSW	Fixed 4.2150%	Dec 2017	—	5,715,514	5,715,514
190,385,000	AUD	146,444,142	Fixed 4.2150%	AUD-BBR-BBSW	Dec 2017	(5,866,879)	151,365	(5,715,514)
380,770,000	AUD	344,006,693	AUD-BBR-BBSW	Fixed 4.2000%	Dec 2017	—	11,335,418	11,335,418
190,385,000	AUD	174,345,078	AUD-BBR-BBSW	Fixed 4.2000%	Dec 2017	—	5,660,131	5,660,131
386,000,000	AUD	349,822,119	AUD-BBR-BBSW	Fixed 4.0150%	Mar 2018	—	10,026,061	10,026,061
193,000,000	AUD	175,398,418	AUD-BBR-BBSW	Fixed 4.0625%	Mar 2018	—	5,152,275	5,152,275
193,000,000	AUD	148,127,454	Fixed 4.0150%	AUD-BBR-BBSW	Mar 2018	(5,373,451)	360,421	(5,013,030)
193,000,000	AUD	148,764,446	Fixed 4.0625%	AUD-BBR-BBSW	Mar 2018	(5,083,640)	(68,635)	(5,152,275)
200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.0500%	Apr 2018	—	5,275,805	5,275,805
200,000,000	AUD	184,939,969	AUD-BBR-BBSW	Fixed 4.0650%	Apr 2018	—	5,321,340	5,321,340
200,000,000	AUD	157,509,957	Fixed 4.0500%	AUD-BBR-BBSW	Apr 2018	(5,423,692)	147,887	(5,275,805)
200,000,000	AUD	152,330,002	Fixed 4.0650%	AUD-BBR-BBSW	Apr 2018	(5,595,589)	274,249	(5,321,340)
54,000,000	AUD	49,833,888	AUD-BBR-BBSW	Fixed 4.0525%	Apr 2018	—	1,425,540	1,425,540
81,000,000	AUD	74,750,832	AUD-BBR-BBSW	Fixed 4.0550%	Apr 2018	—	2,141,380	2,141,380
54,000,000	AUD	41,029,194	Fixed 4.0525%	AUD-BBR-BBSW	Apr 2018	(1,469,230)	43,690	(1,425,540)
81,000,000	AUD	61,638,311	Fixed 4.0550%	AUD-BBR-BBSW	Apr 2018	(2,042,246)	(99,134)	(2,141,380)
54,000,000	AUD	50,133,597	AUD-BBR-BBSW	Fixed 4.0025%	Apr 2018	—	1,387,251	1,387,251
54,000,000	AUD	41,571,911	Fixed 4.0025%	AUD-BBR-BBSW	Apr 2018	(1,309,874)	(77,377)	(1,387,251)
374,000,000	AUD	342,696,084	AUD-BBR-BBSW	Fixed 3.5200%	Sep 2018	—	6,797,724	6,797,724
117,248,000	AUD	101,689,153	AUD-BBR-BBSW	Fixed 3.4450%	Oct 2018	—	1,779,063	1,779,063
38,372,000	AUD	33,504,500	AUD-BBR-BBSW	Fixed 3.4825%	Oct 2018	—	604,684	604,684
25,581,000	AUD	22,396,174	AUD-BBR-BBSW	Fiexed 3.2625%	Oct 2018	—	312,827	312,827
95,349,000	AUD	83,673,530	AUD-BBR-BBSW	Fixed 3.2116%	Oct 2018	—	1,093,229	1,093,229
76,744,000	AUD	67,388,933	AUD-BBR-BBSW	Fixed 3.2333%	Oct 2018	—	904,885	904,885
95,349,000	AUD	75,203,354	Fixed 3.2116%	AUD-BBR-BBSW	Oct 2018	(1,175,929)	82,700	(1,093,229)
76,744,000	AUD	58,647,763	Fixed 3.2333%	AUD-BBR-BBSW	Oct 2018	(859,841)	(45,044)	(904,885)
25,581,000	AUD	19,401,916	Fixed 3.2625%	AUD-BBR-BBSW	Oct 2018	(273,890)	(38,937)	(312,827)
25,581,000	AUD	22,506,163	AUD-BBR-BBSW	Fixed 3.2800%	Oct 2018	—	319,228	319,228
25,581,000	AUD	19,401,916	Fixed 3.2800%	AUD-BBR-BBSW	Oct 2018	(281,328)	(37,900)	(319,228)
25,581,000	AUD	22,524,077	AUD-BBR-BBSW	Fixed 3.2525%	Oct 2018	—	308,070	308,070
42,636,000	AUD	37,541,009	AUD-BBR-BBSW	Fixed 3.2825%	Oct 2018	—	532,667	532,667
25,581,000	AUD	19,485,045	Fixed 3.2525%	AUD-BBR-BBSW	Oct 2018	(253,306)	(54,764)	(308,070)
42,636,000	AUD	32,582,430	Fixed 3.2825%	AUD-BBR-BBSW	Oct 2018	(510,753)	(21,914)	(532,667)
85,271,000	AUD	74,987,315	AUD-BBR-BBSW	Fixed 3.2663%	Oct 2018	—	1,040,989	1,040,989
42,280,000	AUD	37,337,454	AUD-BBR-BBSW	Fixed 3.2775%	Oct 2018	—	523,284	523,284
85,271,000	AUD	66,293,957	Fixed 3.2663%	AUD-BBR-BBSW	Oct 2018	(1,115,727)	74,738	(1,040,989)
25,581,000	AUD	22,511,273	AUD-BBR-BBSW	Fixed 3.2600%	Nov 2018	—	309,339	309,339
25,581,000	AUD	19,401,916	Fixed 3.2600%	AUD-BBR-BBSW	Nov 2018	(278,094)	(31,245)	(309,339)
25,535,000	AUD	22,191,188	AUD-BBR-BBSW	Fixed 3.2600%	Nov 2018	—	308,007	308,007

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
25,535,000	AUD	19,658,125	Fixed 3.2600%	AUD-BBR-BBSW	Nov 2018	(293,234)	(14,773)	(308,007)
25,535,000	AUD	22,044,363	AUD-BBR-BBSW	Fixed 3.2750%	Nov 2018	—	312,212	312,212
25,535,000	AUD	22,044,363	AUD-BBR-BBSW	Fixed 3.2775%	Nov 2018	—	313,172	313,172
25,535,000	AUD	19,480,648	Fixed 3.2775%	AUD-BBR-BBSW	Nov 2018	(271,106)	(42,066)	(313,172)
42,558,000	AUD	36,670,102	AUD-BBR-BBSW	Fixed 3.2500%	Nov 2018	—	503,100	503,100
42,558,000	AUD	32,467,493	Fixed 3.2500%	AUD-BBR-BBSW	Nov 2018	(452,813)	(50,287)	(503,100)
24,684,000	AUD	21,467,671	AUD-BBR-BBSW	Fixed 3.2650%	Nov 2018	—	296,334	296,334
42,558,000	AUD	37,012,685	AUD-BBR-BBSW	Fixed 3.2675%	Nov 2018	—	512,509	512,509
25,535,000	AUD	22,207,785	AUD-BBR-BBSW	Fixed 3.2700%	Nov 2018	—	308,464	308,464
25,535,000	AUD	22,253,751	AUD-BBR-BBSW	Fixed 3.2700%	Nov 2018	—	308,464	308,464
42,558,000	AUD	37,089,295	AUD-BBR-BBSW	Fixed 3.2750%	Nov 2018	—	517,288	517,288
25,535,000	AUD	22,260,134	AUD-BBR-BBSW	Fixed 3.2875%	Nov 2018	—	315,156	315,156
42,558,000	AUD	32,461,104	Fixed 3.2675%	AUD-BBR-BBSW	Nov 2018	(530,414)	17,905	(512,509)
25,535,000	AUD	19,480,648	Fixed 3.2700%	AUD-BBR-BBSW	Nov 2018	(264,287)	(44,177)	(308,464)
42,558,000	AUD	37,276,547	AUD-BBR-BBSW	Fixed 3.2525%	Nov 2018	—	502,099	502,099
75,116,000	AUD	65,422,254	AUD-BBR-BBSW	Fixed 3.2280%	Nov 2018	—	856,414	856,414
42,558,000	AUD	36,661,604	AUD-BBR-BBSW	Fixed 3.2000%	Nov 2018	—	465,633	465,633
42,558,000	AUD	36,723,293	AUD-BBR-BBSW	Fixed 3.2025%	Nov 2018	—	467,226	467,226
42,558,000	AUD	37,136,126	AUD-BBR-BBSW	Fixed 3.2300%	Nov 2018	—	484,748	484,748
24,258,000	AUD	21,167,539	AUD-BBR-BBSW	Fixed 3.235%	Nov 2018	—	278,122	278,122
87,500,000	EUR	118,895,077	EUR-EURIBOR- Reuters	Fixed 2.286%	Dec 2024	—	16,321,778	16,321,778
5,125,000,000	JPY	50,026,844	Fixed 0.9440%	JPY-LIBOR-BBA	Dec 2024	—	(1,825,383)	(1,825,383)
66,250,000	USD	66,250,000	Fixed 3.2875%	USD-LIBOR-BBA	Dec 2024	—	(7,883,872)	(7,883,872)
87,500,000	EUR	120,220,546	EUR-EURIBOR- Reuters	Fixed 2.3990%	Dec 2024	—	17,396,464	17,396,464
5,125,000,000	JPY	49,615,180	Fixed 1.0300%	JPY-LIBOR-BBA	Dec 2024	—	(2,182,953)	(2,182,953)
66,250,000	USD	66,250,000	Fixed 3.3880%	USD-LIBOR-BBA	Dec 2024	—	(8,464,959)	(8,464,959)
22,854,000	USD	22,854,000	USD-LIBOR-BBA	Fixed 2.9650	Dec 2024	—	268,688	268,688
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.9763%	Dec 2024	—	711,464	711,464
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.9775%	Dec 2024	—	714,667	714,667
87,500,000	EUR	120,623,104	EUR-EURIBOR- Reuters	Fixed 2.379%	Dec 2024	—	17,190,902	17,190,902
5,125,000,000	JPY	50,041,498	Fixed 1.0100%	JPY-LIBOR-BBA	Dec 2024	—	(2,093,903)	(2,093,903)
66,250,000	USD	66,250,000	Fixed 3.3350%	USD-LIBOR-BBA	Dec 2024	—	(8,120,304)	(8,120,304)
174,360,000	USD	174,360,000	USD-LIBOR-BBA	Fixed 2.8750%	Dec 2024	—	1,349,023	1,349,023
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.8550%	Dec 2024	—	397,767	397,767
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.8600%	Dec 2024	—	410,577	410,577
116,240,000	USD	116,240,000	USD-LIBOR-BBA	Fixed 2.7800%	Dec 2024	—	409,990	409,990
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.7850%	Dec 2024	—	217,165	217,165
58,120,000	USD	58,120,000	USD-LIBOR-BBA	Fixed 2.9000%	Dec 2024	—	509,492	509,492
55,423,000	USD	55,423,000	USD-LIBOR-BBA	Fixed 2.9100%	Dec 2024	—	510,274	510,274
55,423,000	USD	55,423,000	USD-LIBOR-BBA	Fixed 2.9200%	Dec 2024	—	534,699	534,699
110,846,000	USD	110,846,000	USD-LIBOR-BBA	Fixed 2.8800%	Dec 2024	—	872,724	872,724
54,154,000	USD	54,154,000	USD-LIBOR-BBA	Fixed 2.6650%	Jan 2025	—	(96,692)	(96,692)
87,500,000	EUR	119,043,732	EUR-EURIBOR- Reuters	Fixed 2.4950%	Jan 2025	—	18,228,106	18,228,106
66,250,000	USD	66,250,000	Fixed 3.5430%	USD-LIBOR-BBA	Jan 2025	—	(9,259,348)	(9,259,348)
54,154,000	USD	54,154,000	USD-LIBOR-BBA	Fixed 2.6500%	Jan 2025	—	(132,439)	(132,439)
5,125,000,000	JPY	48,900,339	Fixed 1.0788%	JPY-LIBOR-BBA	Jan 2025	—	(2,354,211)	(2,354,211)
52,873,000	USD	52,873,000	USD-LIBOR-BBA	Fixed 2.5966%	Jan 2025	—	(254,478)	(254,478)
38,200,000	EUR	52,259,541	EUR-EURIBOR- Reuters	Fixed 2.4020%	Jan 2025	—	7,559,963	7,559,963

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
2,970,000,000	JPY	28,500,144	Fixed 1.0150%	JPY-LIBOR-BBA	Jan 2025	—	(1,205,809)	(1,205,809)
36,400,000	USD	36,400,000	Fixed 3.3913%	USD-LIBOR-BBA	Jan 2025	—	(4,566,480)	(4,566,480)
97,127,000	USD	97,127,000	USD-LIBOR-BBA	Fixed 2.5075%	Jan 2025	—	(849,113)	(849,113)
71,250,000	USD	71,250,000	USD-LIBOR-BBA	Fixed 2.4912%	Jan 2025	—	(677,260)	(677,260)
71,250,000	USD	71,250,000	USD-LIBOR-BBA	Fixed 2.4383%	Jan 2025	—	(843,472)	(843,472)
47,500,000	USD	47,500,000	USD-LIBOR-BBA	Fixed 2.4813%	Jan 2025	—	(473,105)	(473,105)
47,500,000	USD	47,500,000	USD-LIBOR-BBA	Fixed 2.5953%	Jan 2025	—	(236,583)	(236,583)
22,555,000	USD	22,555,000	USD-LIBOR-BBA	Fixed 2.4350%	Feb 2025	—	(273,240)	(273,240)
115,870,000	USD	115,870,000	USD-LIBOR-BBA	Fixed 2.7780%	Feb 2025	—	327,356	327,356
22,560,000	USD	22,560,000	USD-LIBOR-BBA	Fixed 2.8000%	Feb 2025	—	85,523	85,523
92,696,000	USD	92,696,000	USD-LIBOR-BBA	Fixed 2.7863%	Feb 2025	—	291,890	291,890
23,266,000	USD	23,266,000	USD-LIBOR-BBA	Fixed 2.7588%	Feb 2025	—	44,976	44,976
21,878,000	USD	21,878,000	USD-LIBOR-BBA	Fixed 2.7700%	Feb 2025	—	53,091	53,091
46,532,000	USD	46,532,000	USD-LIBOR-BBA	Fixed 2.7300%	Feb 2025	—	30,832	30,832
46,532,000	USD	46,532,000	USD-LIBOR-BBA	Fixed 2.6665%	Mar 2025	—	(98,108)	(98,108)
69,798,000	USD	69,798,000	USD-LIBOR-BBA	Fixed 2.6870%	Mar 2025	—	(85,517)	(85,517)
93,064,000	USD	93,064,000	USD-LIBOR-BBA	Fixed 2.7523%	Mar 2025	—	151,331	151,331
46,532,000	USD	46,532,000	USD-LIBOR-BBA	Fixed 2.9110%	Mar 2025	—	397,453	397,453
46,532,000	USD	46,532,000	USD-LIBOR-BBA	Fixed 2.8060%	Mar 2025	—	182,838	182,838
46,532,000	USD	46,532,000	USD-LIBOR-BBA	Fixed 2.7853%	Mar 2025	—	139,652	139,652
40,334,000	USD	40,334,000	USD-LIBOR-BBA	Fixed 2.7150%	Mar 2025	—	(4,227)	(4,227)
58,000,000	EUR	74,286,402	EUR-EURIBOR- Reuters	Fixed 1.2400%	Oct 2025	—	3,440,901	3,440,901
4,800,000,000	JPY	45,242,471	Fixed 0.7613%	JPY-LIBOR-BBA	Oct 2025	—	(639,859)	(639,859)
35,000,000	USD	35,000,000	Fixed 2.6910%	USD-LIBOR-BBA	Oct 2025	—	(1,422,638)	(1,422,638)
89,286,000	EUR	96,763,706	EUR-EURIBOR- Reuters	Fixed.6756%	Mar 2026	—	(775,761)	(775,761)
70,000,000	USD	70,000,000	Fixed 2.3720%	USD-LIBOR-BBA	Mar 2026	—	(151,074)	(151,074)
4,665,325,000	JPY	38,859,898	Fixed 0.6538%	JPY-LIBOR-BBA	Mar 2026	—	(18,114)	(18,114)
100,714,000	EUR	107,200,031	EUR-EURIBOR- Reuters	Fixed 0.6266%	Mar 2026	—	(1,423,909)	(1,423,909)
3,110,216,000	JPY	25,718,080	Fixed 0.6225%	JPY-LIBOR-BBA	Mar 2026	—	68,229	68,229
2,524,459,000	JPY	21,032,777	Fixed 0.6463%	JPY-LIBOR-BBA	Mar 2026	—	6,444	6,444
12,000,000	EUR	15,699,594	EUR-Euribor- Reuters	Fixed 2.7800%	Jun 2027	—	2,476,555	2,476,555
12,000,000	EUR	16,119,001	Fixed 2.7800%	EUR-EURIBOR- Reuters	Jun 2027	376,110	(2,852,665)	(2,476,555)
90,000,000	EUR	117,823,563	EUR-Euribor- Reuters	Fixed 2.765%	Jun 2027	—	18,418,738	18,418,738
90,000,000	EUR	120,892,509	Fixed 2.7650%	EUR-EURIBOR- Reuters	Jun 2027	2,982,015	(21,400,753)	(18,418,738)
24,710,000	EUR	32,949,566	EUR-Euribor- Reuters	Fixed 3.2160%	Aug 2027	—	6,210,272	6,210,272
53,580,000	EUR	71,446,287	EUR-Euribor- Reuters	Fixed 3.2190%	Aug 2027	—	13,483,658	13,483,658
24,710,000	EUR	32,949,566	EUR-Euribor- Reuters	Fixed 3.2270%	Aug 2027	—	6,240,029	6,240,029
24,710,000	EUR	33,283,137	Fixed 3.2160%	EUR-EURIBOR- Reuters	Aug 2027	(234,369)	(5,975,903)	(6,210,272)
24,710,000	EUR	33,283,137	Fixed 3.2190%	EUR-EURIBOR- Reuters	Aug 2027	(242,451)	(5,975,936)	(6,218,387)
28,870,000	EUR	38,886,449	Fixed 3.2190%	EUR-EURIBOR- Reuters	Aug 2027	(284,206)	(6,981,065)	(7,265,271)
24,710,000	EUR	33,283,137	Fixed 3.2270%	EUR-EURIBOR- Reuters	Aug 2027	(265,349)	(5,974,680)	(6,240,029)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
8,463,667	EUR	11,394,643	EUR-EURIBOR- Reuters	Fixed 2.9600%	Nov 2035	—	3,535,287	3,535,287
13,585,000	EUR	18,250,774	EUR-EURIBOR- Reuters	Fixed 2.9950%	Nov 2035	—	5,774,855	5,774,855
6,793,000	EUR	9,126,059	EUR-EURIBOR- Reuters	Fixed 3.000%	Nov 2035	—	2,894,811	2,894,811
13,402,000	EUR	18,043,125	EUR-EURIBOR- Reuters	Fixed 3.006%	Nov 2035	—	5,728,185	5,728,185
13,585,000	EUR	18,250,774	EUR-EURIBOR- Reuters	Fixed 3.0100%	Nov 2035	—	5,817,874	5,817,874
6,793,000	EUR	9,126,059	EUR-EURIBOR- Reuters	Fixed 3.0200%	Nov 2035	—	2,923,492	2,923,492
8,463,667	EUR	10,875,394	Fixed 2.9600%	EUR-EURIBOR- Reuters	Nov 2035	(1,806,671)	(1,728,616)	(3,535,287)
13,585,000	EUR	17,548,415	Fixed 2.9950%	EUR-EURIBOR- Reuters	Nov 2035	(2,767,603)	(3,007,252)	(5,774,855)
6,793,000	EUR	8,795,919	Fixed 3.0000%	EUR-EURIBOR- Reuters	Nov 2035	(1,469,601)	(1,425,210)	(2,894,811)
13,402,000	EUR	17,231,625	Fixed 3.0060%	EUR-EURIBOR- Reuters	Nov 2035	(3,040,624)	(2,687,561)	(5,728,185)
13,585,000	EUR	17,314,754	Fixed 3.0100%	EUR-EURIBOR- Reuters	Nov 2035	(3,143,076)	(2,674,798)	(5,817,874)
6,793,000	EUR	8,802,712	Fixed 3.0200%	EUR-EURIBOR- Reuters	Nov 2035	(1,551,269)	(1,372,223)	(2,923,492)
8,463,667	EUR	11,390,824	EUR-EURIBOR- Reuters	Fixed 2.9500%	Nov 2035	—	3,517,182	3,517,182
8,463,667	EUR	10,875,394	Fixed 2.9500%	EUR-EURIBOR- Reuters	Nov 2035	(1,779,061)	(1,738,121)	(3,517,182)
8,463,666	EUR	11,417,914	EUR-EURIBOR- Reuters	Fixed 2.9150%	Nov 2035	—	3,453,874	3,453,874
8,463,666	EUR	10,819,104	Fixed 2.9150%	EUR-EURIBOR- Reuters	Nov 2035	(1,790,697)	(1,663,177)	(3,453,874)
75,852,418	EUR	101,888,768	EUR-EURIBOR- Reuters	Fixed 2.9400%	Nov 2035	—	31,343,147	31,343,147
75,852,418	EUR	96,207,403	Fixed 2.9400%	EUR-EURIBOR- Reuters	Nov 2035	(16,983,829)	(14,359,318)	(31,343,147)
44,598,582	EUR	60,072,065	EUR-EURIBOR- Reuters	Fixed 2.9600%	Nov 2035	—	18,615,724	18,615,724
44,598,582	EUR	56,843,097	Fixed 2.9600%	EUR-EURIBOR- Reuters	Nov 2035	(10,002,366)	(8,613,358)	(18,615,724)
10,375,000	GBP	16,308,457	GBP-LIBOR-BBA	Fixed 3.283%	Jan 2044	3,258,636	743,471	4,002,107
10,375,000	GBP	17,200,190	Fixed 3.3625%	GBP-LIBOR-BBA	Jan 2044	—	(4,294,749)	(4,294,749)
10,375,000	GBP	17,200,190	Fixed 3.3650%	GBP-LIBOR-BBA	Jan 2044	—	(4,303,739)	(4,303,739)
10,375,000	GBP	15,772,079	GBP-LIBOR-BBA	Fixed 3.3625%	Jan 2044	5,501,571	(1,205,618)	4,295,953
10,375,000	GBP	15,772,079	GBP-LIBOR-BBA	Fixed 3.3650%	Jan 2044	5,509,100	(1,204,157)	4,304,943
22,800,000	GBP	37,923,269	Fixed 3.3638&	GBP-LIBOR-BBA	Jan 2044	—	(9,447,831)	(9,447,831)
22,800,000	GBP	35,672,880	GBP-LIBOR-BBA	Fixed 3.3638%	Jan 2044	6,562,157	2,885,674	9,447,831
22,800,000	GBP	37,618,858	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(9,034,996)	(9,034,996)
22,800,000	GBP	35,672,880	GBP-LIBOR-BBA	Fixed 3.3125%	Jan 2044	6,159,782	2,875,214	9,034,996
22,800,000	GBP	37,563,017	Fixed 3.3100%	GBP-LIBOR-BBA	Jan 2044	—	(9,007,879)	(9,007,879)
5,187,500	GBP	8,546,410	Fixed 3.3125%	GBP-LIBOR-BBA	Jan 2044	—	(2,053,982)	(2,053,982)
22,800,000	GBP	34,660,570	GBP-LIBOR-BBA	Fixed 3.3100%	Jan 2044	11,630,462	(2,620,190)	9,010,272
5,187,500	GBP	7,865,807	GBP-LIBOR-BBA	Fixed 3.3125%	Jan 2044	2,414,222	(359,695)	2,054,527
10,375,000	GBP	17,055,449	Fixed 3.2830%	GBP-LIBOR-BBA	Jan 2044	—	(3,998,703)	(3,998,703)
21,643,750	GBP	35,335,581	Fixed 3.2910%	GBP-LIBOR-BBA	Feb 2044	—	(8,396,954)	(8,396,954)
21,643,750	GBP	34,021,799	GBP-LIBOR-BBA	Fixed 3.2910%	Feb 2044	6,849,881	1,549,158	8,399,039

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
50,000	GBP	83,380	Fixed 3.3252%	GBP-LIBOR-BBA	Feb 2044	—	(19,936)	(19,936)
50,000	GBP	75,785	GBP-LIBOR-BBA	Fixed 3.3252%	Feb 2044	25,036	(5,095)	19,941
21,643,750	GBP	36,112,580	Fixed 3.3060%	GBP-LIBOR-BBA	Feb 2044	—	(8,484,809)	(8,484,809)
21,643,750	GBP	32,841,130	GBP-LIBOR-BBA	Fixed 3.3060%	Feb 2044	10,666,644	(2,180,065)	8,486,579
62,500,000	USD	62,500,000	Fixed 3.6100%	USD-LIBOR-BBA	Sep 2044	—	(2,969,113)	(2,969,113)
31,250,000	USD	31,250,000	Fixed 3.6110%	USD-LIBOR-BBA	Sep 2044	—	(1,486,316)	(1,486,316)
62,500,000	USD	62,500,000	USD-LIBOR-BBA	Fixed 3.6100%	Sep 2044	2,057,119	911,994	2,969,113
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.6110%	Sep 2044	1,107,000	379,316	1,486,316
31,250,000	USD	31,250,000	Fixed 3.5880%	USD-LIBOR-BBA	Sep 2044	—	(1,445,672)	(1,445,672)
62,500,000	USD	62,500,000	Fixed 3.5925%	USD-LIBOR-BBA	Sep 2044	—	(2,907,194)	(2,907,194)
31,250,000	USD	31,250,000	Fixed 3.6038%	USD-LIBOR-BBA	Sep 2044	—	(1,473,406)	(1,473,406)
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.5880%	Sep 2044	1,045,000	400,672	1,445,672
62,500,000	USD	62,500,000	USD-LIBOR-BBA	Fixed 3.5925%	Sep 2044	2,817,466	89,728	2,907,194
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.6038%	Sep 2044	1,093,000	380,406	1,473,406
31,250,000	USD	31,250,000	Fixed 3.7350%	USD-LIBOR-BBA	Sep 2044	—	(1,704,788)	(1,704,788)
31,250,000	USD	31,250,000	Fixed 3.6350%	USD-LIBOR-BBA	Sep 2044	—	(1,528,697)	(1,528,697)
31,250,000	USD	31,250,000	Fixed 3.6900%	USD-LIBOR-BBA	Sep 2044	—	(1,625,547)	(1,625,547)
31,250,000	USD	31,250,000	Fixed 3.6925%	USD-LIBOR-BBA	Sep 2044	—	(1,629,950)	(1,629,950)
62,500,000	USD	62,500,000	Fixed 3.6975%	USD-LIBOR-BBA	Sep 2044	—	(3,277,506)	(3,277,506)
62,500,000	USD	62,500,000	Fixed 3.7150%	USD-LIBOR-BBA	Sep 2044	—	(3,339,138)	(3,339,138)
62,500,000	USD	62,500,000	Fixed 3.7360%	USD-LIBOR-BBA	Sep 2044	—	(3,413,094)	(3,413,094)
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.6350%	Sep 2044	1,112,000	416,697	1,528,697
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.6900%	Sep 2044	1,065,446	560,101	1,625,547
31,250,000	USD	31,250,000	USD-LIBOR-BBA	Fixed 3.6925%	Sep 2044	1,143,430	486,520	1,629,950
62,500,000	USD	62,500,000	Fixed 3.7445%	USD-LIBOR-BBA	Sep 2044	—	(3,442,000)	(3,442,000)
31,250,000	USD	31,250,000	Fixed 3.7550%	USD-LIBOR-BBA	Sep 2044	—	(1,739,484)	(1,739,484)
156,250,000	USD	156,250,000	Fixed 3.7358%	USD-LIBOR-BBA	Sep 2044	—	(8,527,047)	(8,527,047)
93,750,000	USD	93,750,000	Fixed 3.6450%	USD-LIBOR-BBA	Sep 2044	—	(4,637,559)	(4,637,559)
62,500,000	USD	62,500,000	Fixed 3.6495%	USD-LIBOR-BBA	Sep 2044	—	(3,107,544)	(3,107,544)
125,000,000	USD	125,000,000	Fixed 3.7413%	USD-LIBOR-BBA	Sep 2044	—	(6,861,013)	(6,861,013)
93,750,000	USD	93,750,000	Fixed 3.6192%	USD-LIBOR-BBA	Sep 2044	—	(4,499,963)	(4,499,963)
93,750,000	USD	93,750,000	Fixed 3.6317%	USD-LIBOR-BBA	Sep 2044	—	(4,576,350)	(4,576,350)
52,500,000	USD	52,500,000	Fixed 3.5178%	USD-LIBOR-BBA	Oct 2044	—	(2,220,178)	(2,220,178)
52,500,000	USD	52,500,000	USD-LIBOR-BBA	Fixed 3.5178%	Oct 2044	2,471,600	(251,422)	2,220,178
26,250,000	USD	26,250,000	Fiexed 3.5125%	USD-LIBOR-BBA	Oct 2044	—	(1,101,988)	(1,101,988)
26,250,000	USD	26,250,000	Fixed 3.5550%	USD-LIBOR-BBA	Oct 2044	—	(1,164,768)	(1,164,768)
26,250,000	USD	26,250,000	Fixed 3.5700%	USD-LIBOR-BBA	Oct 2044	—	(1,186,925)	(1,186,925)
26,250,000	USD	26,250,000	USD-LIBOR-BBA	Fixed 3.5550%	Oct 2044	1,951,176	(786,408)	1,164,768
26,250,000	USD	26,250,000	USD-LIBOR-BBA	Fixed 3.5700%	Oct 2044	1,975,333	(788,408)	1,186,925
26,250,000	USD	26,250,000	Fiexed 3.5150%	USD-LIBOR-BBA	Oct 2044	—	(1,105,600)	(1,105,600)
26,250,000	USD	26,250,000	Fixed 3.4750%	USD-LIBOR-BBA	Oct 2044	—	(1,046,525)	(1,046,525)
26,250,000	USD	26,250,000	Fixed 3.5075%	USD-LIBOR-BBA	Oct 2044	—	(1,094,523)	(1,094,523)
26,250,000	USD	26,250,000	USD-LIBOR-BBA	Fixed 3.5150%	Oct 2044	1,729,411	(623,811)	1,105,600
6,044,000	USD	6,044,000	Fixed 3.2050%	USD-LIBOR-BBA	Dec 2044	—	(219,287)	(219,287)
31,448,000	USD	31,448,000	Fixed 3.2000%	USD-LIBOR-BBA	Dec 2044	—	(1,126,637)	(1,126,637)
31,448,000	USD	31,448,000	Fixed 3.0850%	USD-LIBOR-BBA	Dec 2044	—	(801,893)	(801,893)
47,172,000	USD	47,172,000	Fixed 3.1220%	USD-LIBOR-BBA	Dec 2044	—	(1,359,785)	(1,359,785)
15,724,000	USD	15,724,000	Fixed 2.9900%	USD-LIBOR-BBA	Dec 2044	—	(266,577)	(266,577)
15,724,000	USD	15,724,000	Fixed 3.0150%	USD-LIBOR-BBA	Dec 2044	—	(301,917)	(301,917)
15,724,000	USD	15,724,000	Fixed 3.0000%	USD-LIBOR-BBA	Dec 2044	—	(280,670)	(280,670)
38,938,000	USD	38,938,000	Fixed 3.0400%	USD-LIBOR-BBA	Dec 2044	—	(835,972)	(835,972)
11,607,000	USD	11,607,000	Fixed 3.0700%	USD-LIBOR-BBA	Dec 2044	—	(280,499)	(280,499)

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
11,607,000	USD	11,607,000	Fixed 3.0950%	USD-LIBOR-BBA	Dec 2044	—	(306,587)	(306,587)
9,286,000	USD	9,286,000	Fixed 2.8150%	USD-LIBOR-BBA	Jan 2045	—	(12,090)	(12,090)
4,237,000	USD	4,237,000	Fixed 2.7170%	USD-LIBOR-BBA	Jan 2045	—	31,743	31,743
9,286,000	USD	9,286,000	Fixed 2.8000%	USD-LIBOR-BBA	Jan 2045	—	412	412
7,763,000	USD	7,763,000	Fixed 2.6481%	USD-LIBOR-BBA	Jan 2045	—	106,088	106,088
14,604,000	USD	14,604,000	Fixed 2.6552%	USD-LIBOR-BBA	Jan 2045	—	190,070	190,070
14,604,000	USD	14,604,000	Fixed 2.5988%	USD-LIBOR-BBA	Jan 2045	—	263,865	263,865
9,736,000	USD	9,736,000	Fixed 2.5750%	USD-LIBOR-BBA	Jan 2045	—	196,585	196,585
9,736,000	USD	9,736,000	Fixed 2.7030%	USD-LIBOR-BBA	Jan 2045	—	84,751	84,751
4,445,000	USD	4,445,000	Fixed 2.5270%	USD-LIBOR-BBA	Feb 2045	—	108,652	108,652
28,641,000	USD	28,641,000	Fixed 2.8200%	USD-LIBOR-BBA	Feb 2045	—	(52,694)	(52,694)
7,129,000	USD	7,129,000	Fixed 2.8270%	USD-LIBOR-BBA	Feb 2045	—	(17,664)	(17,664)
4,566,000	USD	4,566,000	Fixed 2.8500%	USD-LIBOR-BBA	Feb 2045	—	(20,710)	(20,710)
19,357,000	USD	19,357,000	Fixed 2.8888%	USD-LIBOR-BBA	Feb 2045	—	(154,916)	(154,916)
14,258,000	USD	14,258,000	Fixed 2.8200%	USD-LIBOR-BBA	Feb 2045	—	(26,416)	(26,416)
14,258,000	USD	14,258,000	Fixed 2.7640%	USD-LIBOR-BBA	Mar 2045	—	45,124	45,124
21,387,000	USD	21,387,000	Fixed 2.7761%	USD-LIBOR-BBA	Mar 2045	—	44,543	44,543
28,516,000	USD	28,516,000	Fixed 2.8363%	USD-LIBOR-BBA	Mar 2045	—	(94,014)	(94,014)
14,258,000	USD	14,258,000	Fixed 2.8633%	USD-LIBOR-BBA	Mar 2045	—	(81,653)	(81,653)
14,258,000	USD	14,258,000	Fixed 2.9560%	USD-LIBOR-BBA	Mar 2045	—	(199,854)	(199,854)
102,200,000	USD	102,200,000	Fixed 2.8170%	USD-LIBOR-BBA	Mar 2045	—	(315,502)	(315,502)
51,100,000	USD	51,100,000	Fixed 2.8663%	USD-LIBOR-BBA	Mar 2045	—	(297,826)	(297,826)
51,100,000	USD	51,100,000	Fixed 2.8813%	USD-LIBOR-BBA	Mar 2045	—	(340,484)	(340,484)
51,100,000	USD	51,100,000	Fixed 2.9000%	USD-LIBOR-BBA	Mar 2045	—	(393,812)	(393,812)
14,258,000	USD	14,258,000	Fixed 2.8295%	USD-LIBOR-BBA	Mar 2045	—	(38,655)	(38,655)
17,112,000	USD	17,112,000	Fixed 2.7655%	USD-LIBOR-BBA	Mar 2045	—	51,167	51,167
4,000,000	EUR	5,373,000	EUR-EURIBOR- Reuters	Fixed 2.7900%	Jun 2047	(244,472)	2,252,131	2,007,659
4,000,000	EUR	5,233,198	Fixed 2.7900%	EUR-EURIBOR- Reuters	Jun 2047	—	(2,007,659)	(2,007,659)
40,000,000	EUR	53,730,004	EUR-EURIBOR- Reuters	Fixed 2.7740%	Jun 2047	(2,619,338)	22,504,138	19,884,800
40,000,000	EUR	52,366,028	Fixed 2.7740%	EUR-EURIBOR- Reuters	Jun 2047	—	(19,884,800)	(19,884,800)
12,019,000	EUR	16,188,993	EUR-EURIBOR- Reuters	Fixed 3.0270%	Aug 2047	(90,246)	6,925,925	6,835,679
14,043,000	EUR	18,915,220	EUR-EURIBOR- Reuters	Fixed 3.0300%	Aug 2047	(95,633)	8,094,923	7,999,290
12,019,000	EUR	16,188,993	EUR-EURIBOR- Reuters	Fixed 3.0300%	Aug 2047	(80,817)	6,927,179	6,846,362
12,019,000	EUR	16,188,993	EUR-EURIBOR- Reuters	Fixed 3.0380%	Aug 2047	(56,572)	6,931,419	6,874,847
12,019,000	EUR	16,026,744	Fixed 3.0380%	EUR-EURIBOR- Reuters	Aug 2047	—	(6,874,847)	(6,874,847)
12,019,000	EUR	16,026,744	Fixed 3.0270%	EUR-EURIBOR- Reuters	Aug 2047	—	(6,835,679)	(6,835,679)
26,062,000	EUR	34,752,392	Fixed 3.0300%	EUR-EURIBOR- Reuters	Aug 2047	—	(14,845,652)	(14,845,652)
5,305,333	EUR	6,817,091	EUR-EURIBOR- Reuters	Fixed 2.9380%	Nov 2055	1,612,633	2,208,573	3,821,206
8,503,000	EUR	10,983,745	EUR-EURIBOR- Reuters	Fixed 2.9775%	Nov 2055	2,445,843	3,806,756	6,252,599
4,252,000	EUR	5,505,704	EUR-EURIBOR- Reuters	Fixed 2.9800%	Nov 2055	1,283,728	1,846,998	3,130,726

Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
8,403,000	EUR	10,804,160	EUR-EURIBOR- Reuters	Fixed 2.9860%	Nov 2055	2,796,074	3,409,800	6,205,874
8,503,000	EUR	10,837,494	EUR-EURIBOR- Reuters	Fixed 2.9950%	Nov 2055	2,881,408	3,428,011	6,309,419
4,252,000	EUR	5,509,956	EUR-EURIBOR- Reuters	Fixed 3.0000%	Nov 2055	1,365,272	1,797,926	3,163,198
5,305,334	EUR	7,157,164	Fixed 2.8910%	EUR-EURIBOR- Reuters	Nov 2055	—	(3,725,252)	(3,725,252)
5,305,333	EUR	7,142,575	Fixed 2.9380%	EUR-EURIBOR- Reuters	Nov 2055	—	(3,821,206)	(3,821,206)
8,503,000	EUR	11,423,359	Fixed 2.9775%	EUR-EURIBOR- Reuters	Nov 2055	—	(6,252,599)	(6,252,599)
4,252,000	EUR	5,712,351	Fixed 2.9800%	EUR-EURIBOR- Reuters	Nov 2055	—	(3,130,726)	(3,130,726)
8,403,000	EUR	11,312,966	Fixed 2.9860%	EUR-EURIBOR- Reuters	Nov 2055	—	(6,206,339)	(6,206,339)
8,503,000	EUR	11,423,359	Fixed 2.9950%	EUR-EURIBOR- Reuters	Nov 2055	—	(6,309,419)	(6,309,419)
4,252,000	EUR	5,712,351	Fixed 3.0000%	EUR-EURIBOR- Reuters	Nov 2055	—	(3,163,198)	(3,163,198)
5,305,333	EUR	6,817,091	EUR-EURIBOR- Reuters	Fixed 2.9280%	Nov 2055	1,593,997	2,206,448	3,800,445
5,305,333	EUR	7,140,181	Fixed 2.9280%	EUR-EURIBOR- Reuters	Nov 2055	—	(3,800,445)	(3,800,445)
5,305,334	EUR	6,781,808	EUR-EURIBOR- Reuters	Fixed 2.8910%	Nov 2055	1,621,917	2,103,335	3,725,252
24,486,214	EUR	31,057,086	EUR-EURIBOR- Reuters	Fixed 2.8900%	Nov 2055	7,645,081	9,534,803	17,179,884
23,072,692	EUR	29,264,245	EUR-EURIBOR- Reuters	Fixed 2.8942%	Nov 2055	7,233,399	8,991,733	16,225,132
24,486,214	EUR	32,891,109	Fixed 2.8900%	EUR-EURIBOR- Reuters	Nov 2055	—	(17,179,884)	(17,179,884)
23,072,692	EUR	30,992,396	Fixed 2.8942%	EUR-EURIBOR- Reuters	Nov 2055	—	(16,225,132)	(16,225,132)
31,612,094	EUR	40,291,176	EUR-EURIBOR- Reuters	Fixed 2.9000%	Nov 2055	9,721,002	12,576,217	22,297,219
31,612,094	EUR	42,579,913	Fixed 2.9000%	EUR-EURIBOR- Reuters	Nov 2055	—	(22,297,219)	(22,297,219)
		$21,385,701,525				$21,768,106	($24,630,555)	($2,862,449)

Refer to Currency abbreviations chart following Forward foreign currency contracts for currency definitions.

The following are abbreviations for the table above:
BBA	The British Bankers' Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2015, the fund used CDS as a Buyer of protection to maintain diversity and liquidity of the fund. The following table summarizes the credit default swap contracts the fund held as of April 30, 2015 as a Buyer of protection.

Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared swaps
CDX North America High Yield 20 5Y	48,500,000	USD	$48,500,000	(5.000)%	Jun 2018	($1,968,710)	($2,438,525)	($4,407,235)
CDX North America High Yield 21 5Y	116,400,000	USD	116,400,000	(5.000)%	Dec 2018	($5,083,167)	(5,452,550)	(10,535,717)
CDX North America High Yield 23 5Y	37,000,000	USD	37,000,000	(5.000)%	Dec 2019	($2,814,893)	(468,399)	(3,283,292)
CDX North America High Yield 24 5Y	127,500,000	USD	127,500,000	(5.000)%	Jun 2020	($9,086,075)	(743,750)	(9,829,825)
iTraxx Europe Crossover Series 21 5Y	55,000,000	EUR	69,544,722	(5.000)%	Jun 2019	($7,151,380)	(982,485)	(8,133,865)
iTraxx Europe Crossover Series 22 5Y	55,000,000	EUR	60,090,245	(5.000)%	Dec 2019	($6,112,189)	(185,891)	(6,298,080)
iTraxx Europe Crossover Series 23 5Y	80,000,000	EUR	89,827,991	(5.000)%	Jun 2020	($9,603,035)	(523,997)	(10,127,032)
			$548,862,958			($41,819,449)	($10,795,597)	($52,615,046)

Refer to Currency abbreviations chart following Forward foreign currency contracts for currency definitions.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended April 30, 2015, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of April 30, 2015 where the fund acted as a Seller of protection.

Reference obligation	Implied credit spreads and/or credit rating at 4-30-15	Notional amount	Currency	USD notional amount	Pay/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange cleared swaps
CDX North America High Yield 20 5Y	2.10%	48,500,000	USD	$48,500,000	5.000%	Jun 2018	$1,504,654	$2,902,581	$4,407,235
CDX North America High Yield 21 5Y	2.47%	116,400,000	USD	116,400,000	5.000%	Dec 2018	3,713,143	6,822,574	10,535,717
CDX North America High Yield 23 5Y	3.05%	36,260,000	USD	36,260,000	5.000%	Dec 2019	1,276,178	1,941,449	3,217,627
CDX North America High Yield 24 5Y	3.42%	37,000,000	USD	37,000,000	5.000%	Jun 2020	2,508,384	352,909	2,861,293
CDX North America High Yield 24 5Y	3.43%	30,000,000	USD	30,000,000	5.000%	Jun 2020	2,244,309	75,658	2,319,967
iTraxx Europe Crossover Series 21 5Y	1.71%	55,000,000	EUR	73,768,766	5.000%	Jun 2019	5,417,376	2,716,489	8,133,865
iTraxx Europe Crossover Series 22 5Y	2.62%	55,000,000	EUR	69,544,722	5.000%	Dec 2019	4,642,178	1,727,952	6,370,130
iTraxx Europe Crossover Series 23 5Y	2.62%	55,000,000	EUR	60,090,245	5.000%	Jun 2020	6,480,441	348,012	6,828,453
iTraxx Europe Crossover Series 23 5Y	2.71%	25,000,000	EUR	27,433,758	5.000%	Jun 2020	3,034,390	102,202	3,136,592
				$498,997,491			$30,821,053	$16,989,826	$47,810,879

Refer to Currency abbreviations chart following Forward foreign currency contracts for currency definitions.

Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended April 30, 2015, the fund used variance swaps to maintain diversity and liquidity of the fund and manage against anticipated changes in securities markets. The following table summarizes the variance swap contracts held as of April 30, 2015.

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Capital	FTSE 100	HKD	129,000	$192,668	Pay	Dec 2016	19.85%	($4,905)	($4,905)
Barclays Capital	Hang Seng Index	HKD	1,500,000	193,001	Receive	Dec 2016	27.75%	589,655	589,655
Barclays Capital	Kospi 2 Index	KRW	220,000,000	194,700	Receive	Dec 2016	20.70%	(105,846)	(105,846)
Barclays Capital	S&P 500	USD	195,000	195,000	Pay	Dec 2016	20.80%	(49,195)	(49,195)
BNP Paribas	FTSE 100	GBP	377,000	635,302	Pay	Dec 2015	17.00%	892,945	892,945
BNP Paribas	FTSE 100	GBP	141,044	220,466	Pay	Dec 2016	19.20%	(21,038)	(21,038)

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
BNP Paribas	Hang Seng Index	HKD	4,966,000	640,649	Receive	Dec 2015	26.00%	(475,881)	(475,881)
BNP Paribas	Hang Seng Index	HKD	1,712,500	220,825	Receive	Dec 2016	28.20%	401,783	401,783
BNP Paribas	Kospi 2 Index	KRW	60,000,000	58,800	Receive	Dec 2015	19.65%	(275,622)	(275,622)
BNP Paribas	Kospi 2 Index	KRW	330,000,000	321,750	Receive	Dec 2015	20.05%	(1,633,776)	(1,633,776)
BNP Paribas	Kospi 2 Index	KRW	300,000,000	293,100	Receive	Dec 2015	20.15%	(1,502,472)	(1,502,472)
BNP Paribas	S&P 500	USD	64,000	64,000	Pay	Dec 2015	17.75%	152,484	152,484
BNP Paribas	S&P 500	USD	318,000	318,000	Pay	Dec 2015	18.20%	912,193	912,193
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2015	18.30%	881,814	881,814
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2015	20.60%	1,557,993	1,557,993
BNP Paribas	FTSE 100	GBP	156,000	258,788	Pay	Dec 2016	18.60%	(38,165)	(38,165)
BNP Paribas	FTSE 100	GBP	109,000	179,545	Pay	Dec 2016	18.60%	(34,626)	(34,626)
BNP Paribas	FTSE 100	GBP	50,000	82,727	Pay	Dec 2016	18.65%	(6,113)	(6,113)
BNP Paribas	Hang Seng Index	HKD	775,000	99,911	Receive	Dec 2016	25.20%	(154,971)	(154,971)
BNP Paribas	Hang Seng Index	HKD	621,000	80,123	Receive	Dec 2016	27.25%	139,817	139,817
BNP Paribas	Hang Seng Index	HKD	1,400,000	180,639	Receive	Dec 2016	27.40%	307,712	307,712
BNP Paribas	Hang Seng Index	HKD	2,000,000	258,062	Receive	Dec 2016	27.50%	392,359	392,359
BNP Paribas	Kospi 2 Index	KRW	315,000,000	293,265	Receive	Dec 2015	22.50%	(2,139,858)	(2,139,858)
BNP Paribas	Kospi 2 Index	KRW	300,000,000	281,400	Receive	Dec 2016	21.40%	(681,036)	(681,036)
BNP Paribas	S&P 500	USD	128,000	128,000	Pay	Dec 2016	19.20%	24,733	24,733
BNP Paribas	S&P 500	USD	279,000	279,000	Pay	Dec 2016	21.10%	333,401	333,401
BNP Paribas	S&P 500	USD	120,000	120,000	Pay	Dec 2016	22.55%	304,045	304,045
Citibank N.A.	Hang Seng Index	HKD	120,000	15,481	Receive	Dec 2015	20.80%	(19,735)	(19,735)
Citibank N.A.	S&P 500	USD	100,000	100,000	Pay	Dec 2015	18.00%	233,883	233,883
Goldman Sachs	FTSE 100	GBP	126,700	217,341	Pay	Dec 2015	16.75%	133,001	133,001
Goldman Sachs	FTSE 100	GBP	52,000	88,551	Pay	Dec 2015	16.85%	74,867	74,867
Goldman Sachs	FTSE 100	GBP	112,500	191,020	Pay	Dec 2015	16.95%	173,599	173,599
Goldman Sachs	FTSE 100	GBP	22,800	38,826	Pay	Dec 2015	16.95%	34,493	34,493
Goldman Sachs	FTSE 100	GBP	57,000	96,988	Pay	Dec 2015	17.00%	95,835	95,835
Goldman Sachs	FTSE 100	GBP	30,000	50,940	Pay	Dec 2015	17.20%	62,181	62,181
Goldman Sachs	FTSE 100	GBP	50,000	84,805	Pay	Dec 2015	17.25%	105,762	105,762
Goldman Sachs	FTSE 100	GBP	72,000	113,011	Pay	Dec 2016	19.20%	(14,685)	(14,685)
Goldman Sachs	FTSE 100	GBP	51,280	82,535	Pay	Dec 2016	19.60%	40,116	40,116
Goldman Sachs	FTSE 100	GBP	85,000	126,068	Pay	Dec 2016	19.70%	(28,628)	(28,628)
Goldman Sachs	FTSE 100	GBP	75,000	119,812	Pay	Dec 2016	20.00%	104,448	104,448
Goldman Sachs	Hang Seng Index	HKD	1,413,000	182,284	Receive	Dec 2015	25.40%	120,753	120,753
Goldman Sachs	Hang Seng Index	HKD	300,000	38,700	Receive	Dec 2015	25.45%	23,838	23,838
Goldman Sachs	Hang Seng Index	HKD	1,600,000	206,450	Receive	Dec 2015	25.70%	116,955	116,955
Goldman Sachs	Hang Seng Index	HKD	750,000	96,756	Receive	Dec 2015	25.90%	9,913	9,913
Goldman Sachs	Hang Seng Index	HKD	700,000	90,311	Receive	Dec 2015	26.10%	(20,345)	(20,345)
Goldman Sachs	Hang Seng Index	HKD	750,000	96,755	Receive	Dec 2015	26.10%	(18,899)	(18,899)
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,577	Receive	Dec 2016	24.70%	(184,617)	(184,617)
Goldman Sachs	Hang Seng Index	HKD	876,800	113,043	Receive	Dec 2016	28.10%	224,333	224,333
Goldman Sachs	Hang Seng Index	HKD	1,300,000	167,424	Receive	Dec 2016	28.15%	449,957	449,957
Goldman Sachs	Hang Seng Index	HKD	638,625	82,346	Receive	Dec 2016	28.30%	89,733	89,733
Goldman Sachs	Hang Seng Index	HKD	800,000	103,102	Receive	Dec 2016	28.70%	65,316	65,316
Goldman Sachs	Kospi 2 Index	KRW	130,000,000	127,270	Receive	Dec 2015	19.00%	(530,411)	(530,411)
Goldman Sachs	Kospi 2 Index	KRW	150,000,000	147,600	Receive	Dec 2015	19.00%	(611,384)	(611,384)
Goldman Sachs	Kospi 2 Index	KRW	302,730,000	300,005	Receive	Dec 2015	19.00%	(1,225,901)	(1,225,901)
Goldman Sachs	Kospi 2 Index	KRW	55,000,000	54,065	Receive	Dec 2015	19.15%	(232,274)	(232,274)
Goldman Sachs	Kospi 2 Index	KRW	22,000,000	21,648	Receive	Dec 2015	19.15%	(92,636)	(92,636)
Goldman Sachs	Kospi 2 Index	KRW	75,000,000	73,350	Receive	Dec 2015	19.35%	(324,466)	(324,466)
Goldman Sachs	Kospi 2 Index	KRW	147,927,500	140,679	Receive	Dec 2015	20.55%	(689,495)	(689,495)
Goldman Sachs	Kospi 2 Index	KRW	264,000,000	250,008	Receive	Dec 2015	20.80%	(1,272,468)	(1,272,468)

Counterparty	Reference entity	Currency	Notional amount	USD notional amount	Pay/receive variance	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Goldman Sachs	Kospi 2 Index	KRW	150,000,000	142,500	Receive	Dec 2015	20.85%	(840,888)	(840,888)
Goldman Sachs	Kospi 2 Index	KRW	500,000,000	463,000	Receive	Dec 2015	21.30%	(2,977,075)	(2,977,075)
Goldman Sachs	Kospi 2 Index	KRW	150,000,000	132,600	Receive	Dec 2016	20.00%	26,573	26,573
Goldman Sachs	Kospi 2 Index	KRW	125,125,000	122,623	Receive	Dec 2016	20.45%	(276,690)	(276,690)
Goldman Sachs	Kospi 2 Index	KRW	200,000,000	191,600	Receive	Dec 2016	21.00%	(397,571)	(397,571)
Goldman Sachs	Kospi 2 Index	KRW	100,000,000	93,500	Receive	Dec 2016	21.00%	(195,769)	(195,769)
Goldman Sachs	S&P 500	USD	125,000	125,000	Pay	Dec 2015	17.00%	161,954	161,954
Goldman Sachs	S&P 500	USD	60,000	60,000	Pay	Dec 2015	17.40%	116,389	116,389
Goldman Sachs	S&P 500	USD	111,000	111,000	Pay	Dec 2015	17.65%	224,121	224,121
Goldman Sachs	S&P 500	USD	147,400	147,400	Pay	Dec 2015	17.70%	301,479	301,479
Goldman Sachs	S&P 500	USD	90,000	90,000	Pay	Dec 2015	17.80%	200,400	200,400
Goldman Sachs	S&P 500	USD	100,000	100,000	Pay	Dec 2015	19.05%	372,128	372,128
Goldman Sachs	S&P 500	USD	500,000	500,000	Pay	Dec 2015	19.45%	2,048,366	2,048,366
Goldman Sachs	S&P 500	USD	120,000	120,000	Pay	Dec 2016	18.70%	(10,553)	(10,553)
Goldman Sachs	S&P 500	USD	270,000	270,000	Pay	Dec 2016	20.10%	(253,277)	(253,277)
Goldman Sachs	S&P 500	USD	93,000	93,000	Pay	Dec 2016	20.30%	39,738	39,738
Goldman Sachs	S&P 500	USD	191,000	191,000	Pay	Dec 2016	20.50%	131,309	131,309
Goldman Sachs	S&P 500	USD	230,000	230,000	Pay	Dec 2016	22.25%	524,081	524,081
Morgan Stanley	FTSE 100	GBP	101,000	173,074	Pay	Dec 2015	16.60%	76,149	76,149
Morgan Stanley	FTSE 100	GBP	40,000	67,514	Pay	Dec 2016	19.10%	32,501	32,501
Morgan Stanley	FTSE 100	GBP	62,000	104,526	Pay	Dec 2016	19.45%	83,446	83,446
Morgan Stanley	Hang Seng Index	HKD	650,000	83,844	Receive	Dec 2015	21.00%	(140,770)	(140,770)
Morgan Stanley	Hang Seng Index	HKD	1,337,500	172,566	Receive	Dec 2015	25.60%	145,535	145,535
Morgan Stanley	Hang Seng Index	HKD	1,937,600	249,993	Receive	Dec 2016	23.90%	(230,361)	(230,361)
Morgan Stanley	Hang Seng Index	HKD	1,937,825	249,999	Receive	Dec 2016	24.75%	(420,631)	(420,631)
Morgan Stanley	Hang Seng Index	HKD	500,000	64,517	Receive	Dec 2016	28.00%	43,122	43,122
Morgan Stanley	Hang Seng Index	HKD	1,250,000	161,290	Receive	Dec 2016	28.15%	80,083	80,083
Morgan Stanley	Kospi 2 Index	KRW	100,000,000	97,100	Receive	Dec 2016	21.70%	(296,584)	(296,584)
Morgan Stanley	S&P 500	USD	70,000	70,000	Pay	Dec 2015	18.00%	176,706	176,706
Morgan Stanley	S&P 500	USD	97,000	97,000	Pay	Dec 2016	20.00%	77,953	77,953
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.40%	491,733	491,733
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2016	21.75%	563,002	563,002
				$15,449,118				($3,462,932)	($3,462,932)

Refer to Currency abbreviations chart following Forward foreign currency contracts for currency definitions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q3	04/15
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		6/15

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: June 26, 2015

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: June 26, 2015